UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253
                                                      ---------

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
             ------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code: 800-643-9691
                                                                   ------------


                    Date of fiscal year end: October 31, 2007
                                             ----------------

                   Date of reporting period: January 31, 2007
                                             ----------------



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.57%

BUSINESS SERVICES - 0.60%
         88,000  FIRST DATA CORPORATION                                                                       $     2,187,680
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 42.73%
        553,262  BANK OF AMERICA CORPORATION<<                                                                     29,090,516
        228,300  BANK OF NEW YORK COMPANY INCORPORATED                                                              9,134,283
         72,250  BANK OF THE OZARKS INCORPORATED                                                                    2,184,118
        588,200  CITIGROUP INCORPORATED                                                                            32,427,466
         44,800  CITY NATIONAL CORPORATION                                                                          3,222,464
         31,700  COMPASS BANCSHARES INCORPORATED                                                                    1,930,530
         44,242  CULLEN FROST BANKERS INCORPORATED<<                                                                2,368,274
         38,000  HSBC HOLDINGS PLC ADR<<                                                                            3,489,540
         65,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS                                                         2,116,128
        431,000  JPMORGAN CHASE & COMPANY                                                                          21,950,830
         60,000  MARSHALL & ILSLEY CORPORATION                                                                      2,823,600
         77,000  NORTHERN TRUST CORPORATION                                                                         4,677,750
         67,300  PNC FINANCIAL SERVICES GROUP                                                                       4,964,721
         76,000  STATE STREET CORPORATION                                                                           5,399,800
         55,300  SUNTRUST BANKS INCORPORATED                                                                        4,595,430
        277,800  US BANCORP                                                                                         9,889,680
        176,046  WACHOVIA CORPORATION                                                                               9,946,599
         53,000  ZIONS BANCORPORATION                                                                               4,495,460

                                                                                                                  154,707,189
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.57%
         46,000  MAGUIRE PROPERTIES INCORPORATED                                                                    1,998,700
         57,000  PROLOGIS<<                                                                                         3,705,000

                                                                                                                    5,703,700
                                                                                                              ---------------

INSURANCE CARRIERS - 24.06%
         64,700  ACE LIMITED                                                                                        3,738,366
         71,600  ALLSTATE CORPORATION                                                                               4,307,456
        264,200  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         18,084,490
         84,800  CHUBB CORPORATION                                                                                  4,412,992
         39,700  EVEREST REINSURANCE GROUP LIMITED                                                                  3,715,920
        140,000  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                         3,323,600
         67,000  GENWORTH FINANCIAL INCORPORATED                                                                    2,338,300
        114,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                    10,819,740
         57,000  MANULIFE FINANCIAL CORPORATION<<                                                                   1,921,470
         73,000  MAX RE CAPITAL LIMITED                                                                             1,752,000
         31,700  METLIFE INCORPORATED                                                                               1,969,204
        105,800  NATIONAL FINANCIAL PARTNERS CORPORATION                                                            5,194,780
         96,200  PRUDENTIAL FINANCIAL INCORPORATED                                                                  8,574,306
         56,000  RENAISSANCERE HOLDINGS LIMITED                                                                     2,983,120
         53,900  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                           2,773,155
        163,400  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                          8,308,890
         42,000  XL CAPITAL LIMITED CLASS A                                                                         2,898,000

                                                                                                                   87,115,789
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 9.16%
         76,300  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                              3,711,995
        163,000  AMERICAN EXPRESS COMPANY                                                                           9,489,860
        107,500  CAPITAL ONE FINANCIAL CORPORATION                                                                  8,643,000
         87,000  FANNIE MAE                                                                                         4,918,110
         98,500  FREDDIE MAC                                                                                        6,395,605

                                                                                                                   33,158,570
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.45%
         53,300  ALLIANCE BERNSTEIN HOLDING LP<<                                                              $     4,801,797
        161,900  AMVESCAP PLC ADR<<                                                                                 3,945,503
         53,200  BEAR STEARNS COMPANIES INCORPORATED                                                                8,770,020
        150,000  CHARLES SCHWAB CORPORATION                                                                         2,838,000
         70,000  E*TRADE FINANCIAL CORPORATION+                                                                     1,706,600
         80,900  GOLDMAN SACHS GROUP INCORPORATED                                                                  17,163,744
         92,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                              7,566,080
        158,700  MERRILL LYNCH & COMPANY INCORPORATED                                                              14,847,972
        151,000  MORGAN STANLEY                                                                                    12,501,290
         71,000  NUVEEN INVESTMENTS CLASS A                                                                         3,514,500

                                                                                                                   77,655,506
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $249,059,000)                                                                           360,528,434
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 10.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.43%
      1,314,811  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             1,314,811
        223,086  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      223,086

                                                                                                                    1,537,897
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.78%
$       420,949  ALPINE SECURITIZATION CORPORATION++                               5.28%        02/01/2007            420,949
        122,278  AMERICAN GENERAL FINANCE CORPORATION+++/-                         5.37         02/15/2008            122,314
        407,594  AQUIFER FUNDING LLC                                               5.29         02/05/2007            407,357
        611,390  ATLAS CAPITAL FUNDING CORPORATION                                 5.30         02/26/2007            609,159
        339,661  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                 5.30         04/25/2007            339,675
        339,661  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                5.33         10/25/2007            339,651
        339,661  BANCO SANTANDER TOTTA LOAN+++/-                                   5.32         02/15/2008            339,695
        339,661  BANK OF AMERICA NA SERIES BKNT+/-                                 5.36         06/19/2007            339,743
         29,333  BRYANT PARK FUNDING LLC                                           5.28         02/15/2007             29,273
         30,570  CAIRN HIGH GRADE FUNDING I LLC                                    5.31         03/14/2007             30,387
        108,692  CAIRN HIGH GRADE FUNDING I LLC                                    5.31         03/15/2007            108,028
      1,231,204  CHARTA LLC                                                        5.31         03/20/2007          1,222,783
        312,488  CHEYNE FINANCE LLC                                                5.32         03/16/2007            310,532
         15,421  CHEYNE FINANCE LLC                                                5.31         04/18/2007             15,250
        339,661  CHEYNE FINANCE LLC SERIES MTN+++/-                                5.33         07/16/2007            339,699
      4,392,314  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $4,392,968)        5.36         02/01/2007          4,392,314
      1,191,532  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                5.31         02/26/2007          1,187,183
        750,122  CULLINAN FINANCE CORPORATION                                      5.28         02/01/2007            750,122
        679,323  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                     5.28         06/25/2007            679,329
        298,902  DEER VALLEY FUNDING LLC++                                         5.32         02/27/2007            297,769
         62,375  DEER VALLEY FUNDING LLC++                                         5.32         02/28/2007             62,130
        679,323  FIVE FINANCE INCORPORATED SERIES MTN+++/-                         5.37         06/13/2007            679,486
        771,085  GEORGE STREET FINANCE LLC++                                       5.30         02/26/2007            768,271
        194,966  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.46         03/30/2007            194,999
         27,173  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                       5.42         05/15/2007             27,180
        276,090  HUDSON-THAMES LLC++                                               5.33         02/20/2007            275,326
         24,456  HUDSON-THAMES LLC++                                               5.35         02/28/2007             24,359
        488,827  HUDSON-THAMES LLC                                                 5.29         03/21/2007            485,410
         18,450  HUDSON-THAMES LLC++                                               5.31         04/04/2007             18,284
        475,526  IBM CORPORATION SERIES MTN+/-                                     5.36         06/28/2007            475,697
        883,119  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                     5.39         09/17/2007            883,119
        339,661  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                        5.32         02/25/2008            339,668
      5,434,581  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,435,390)                                       5.36         02/01/2007          5,434,581
      1,374,881  JUPITER SECURITIZATION CORPORATION                                5.28         02/13/2007          1,372,475
        135,865  K2 (USA) LLC+++/-                                                 5.33         09/28/2007            135,865
        203,797  KAUPTHING BANK SERIES MTN+++/-                                    5.40         03/20/2007            203,768

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       872,930  KLIO FUNDING CORPORATION++                                        5.28%        02/16/2007    $       871,018
        548,132  LA FAYETTE ASSET SECURITIZATION CORPORATION                       5.30         02/02/2007            548,050
        339,661  LIQUID FUNDING LIMITED++                                          5.31         03/05/2007            338,078
         81,519  LIQUID FUNDING LIMITED SERIES MTN+++/-                            5.29         02/20/2007             81,520
        339,661  LIQUID FUNDING LIMITED SERIES MTN+++/-                            5.30         03/06/2007            339,678
        135,865  MBIA GLOBAL FUNDING LLC+++/-                                      5.32         02/20/2007            135,866
        339,661  MORGAN STANLEY+/-                                                 5.30         07/12/2007            339,661
        339,661  MORGAN STANLEY+/-                                                 5.48         07/27/2007            339,906
        339,661  MORGAN STANLEY+/-                                                 5.38         08/07/2007            339,661
         62,837  MORGAN STANLEY SERIES EXL+/-                                      5.38         02/15/2008             62,866
         54,346  NATIONAL CITY BANK+/-                                             5.40         09/04/2007             54,356
        243,401  NATIONWIDE BUILDING SOCIETY+++/-                                  5.48         07/20/2007            243,586
        275,139  NORTH SEA FUNDING LLC                                             5.30         02/28/2007            274,055
        679,323  NORTHERN ROCK PLC+++/-ss.                                         5.32         03/05/2008            679,418
        199,872  PARAGON MORTGAGES PLC SERIES 12A+++/-                             5.30         05/15/2007            199,872
        552,276  PICAROS FUNDING PLC                                               5.29         02/27/2007            550,183
        271,729  PREMIUM ASSET TRUST+++/-                                          5.48         12/21/2007            272,109
        339,661  PREMIUM ASSET TRUST SERIES 06-B+++/-                              5.37         12/16/2007            339,661
         54,957  RACERS TRUST SERIES 2004-6-MM+++/-                                5.34         07/20/2007             54,963
        407,594  REGENCY MARKETS #1 LLC                                            5.28         02/01/2007            407,594
        478,352  REGENCY MARKETS #1 LLC                                            5.29         02/28/2007            476,467
        679,323  SAINT GERMAIN HOLDINGS INCORPORATED++                             5.32         03/01/2007            676,551
        326,075  SAINT GERMAIN HOLDINGS INCORPORATED++                             5.30         03/02/2007            324,696
      1,547,497  SHEFFIELD RECEIVABLES CORPORATION++                               5.28         02/12/2007          1,545,021
        271,729  SLM CORPORATION+++/-ss.                                           5.32         03/12/2008            271,794
         27,173  STANFIELD VICTORIA FUNDING LLC++                                  5.32         04/16/2007             26,880
        421,180  TASMAN FUNDING INCORPORATED++                                     5.28         02/05/2007            420,936
        446,152  TIERRA ALTA FUNDING I CORPORATION                                 5.31         03/14/2007            443,488
         78,543  TRAVELERS INSURANCE COMPANY+/-                                    5.39         02/09/2007             78,542
        339,661  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                5.33         06/15/2007            339,699
        339,661  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                5.33         03/09/2007            339,722
         35,325  VERSAILLES CDS LLC                                                5.28         02/15/2007             35,253
         82,334  VERSAILLES CDS LLC                                                5.31         03/22/2007             81,747
        233,687  ZELA FINANCE INCORPORATED++                                       5.33         03/12/2007            232,356

                                                                                                                   35,427,083
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $36,964,980)                                                         36,964,980
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.26%
        943,506  WELLS FARGO MONEY MARKET TRUST~@                                                                     943,506
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $943,506)                                                                          943,506
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $286,967,486)*                                     110.04%                                              $   398,436,920

OTHER ASSETS AND LIABILITIES, NET                        (10.04)                                                  (36,346,343)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   362,090,577
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $943,506.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.52%

BIOPHARMACEUTICALS - 17.14%
          4,710  ADOLOR CORPORATION+                                                                          $        32,923
          4,520  ALEXION PHARMACEUTICALS INCORPORATED+#                                                               187,896
         10,080  BIOMIMETIC THERAPEUTICS INCORPORATED+                                                                155,232
          5,550  CELGENE CORPORATION+<<                                                                               297,924
          3,220  CEPHALON INCORPORATED+<<                                                                             233,160
            670  COLEY PHARMACEUTICAL GROUP INCORPORATED+                                                               6,707
          7,980  CV THERAPEUTICS INCORPORATED+<<                                                                      107,650
         13,300  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                44,555
          5,100  GENENTECH INCORPORATED+                                                                              445,587
          3,110  GENZYME CORPORATION+                                                                                 204,420
          9,700  GILEAD SCIENCES INCORPORATED+                                                                        623,904
         10,710  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                126,164
          4,340  PDL BIOPHARMA INCORPORATED+                                                                           89,013
          2,650  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                            93,015
          7,760  THERAVANCE INCORPORATED+                                                                             266,323
          4,510  UNITED THERAPEUTICS CORPORATION+<<                                                                   241,736
          4,600  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                               162,610
         11,370  ZYMOGENETICS INCORPORATED+<<                                                                         181,352

                                                                                                                    3,500,171
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 43.32%
         18,200  ABBOTT LABORATORIES                                                                                  964,600
         15,290  AMGEN INCORPORATED+#                                                                               1,075,957
         10,690  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                           169,543
         32,910  BRISTOL-MYERS SQUIBB COMPANY#                                                                        947,479
          4,780  CONOR MEDSYSTEMS INCORPORATED+<<                                                                     158,792
          8,580  ELI LILLY & COMPANY                                                                                  464,350
          3,660  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                          112,435
          1,880  FOREST LABORATORIES INCORPORATED+<<                                                                  105,487
         18,090  JOHNSON & JOHNSON                                                                                  1,208,412
            270  MEDICINES COMPANY+                                                                                     8,267
         21,190  MERCK & COMPANY INCORPORATED                                                                         948,253
          8,790  NOVARTIS AG                                                                                          505,709
         17,810  PFIZER INCORPORATED#                                                                                 467,334
          4,040  SANOFI-AVENTIS SA                                                                                    355,162
         18,390  SCHERING-PLOUGH CORPORATION                                                                          459,750
          5,730  SHIRE PLC ADR                                                                                        363,740
         10,760  WYETH#                                                                                               531,652

                                                                                                                    8,846,922
                                                                                                              ---------------

HEALTH SERVICES - 5.70%
          7,330  CARDINAL HEALTH INCORPORATED                                                                         523,509
          3,200  CAREMARK RX INCORPORATED                                                                             196,032
          7,510  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 444,667

                                                                                                                    1,164,208
                                                                                                              ---------------

INSURANCE CARRIERS - 3.40%
          4,310  AETNA INCORPORATED                                                                                   181,710
          9,800  UNITEDHEALTH GROUP INCORPORATED                                                                      512,148

                                                                                                                      693,858
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.77%
         11,140  BOSTON SCIENTIFIC CORPORATION+                                                                       205,533
          4,790  QUEST DIAGNOSTICS INCORPORATED<<                                                                     251,379

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          6,550  THERMO FISHER SCIENTIFIC INCORPORATED+                                                       $       313,418

                                                                                                                      770,330
                                                                                                              ---------------

MEDICAL EQUIPMENT & SUPPLIES - 10.83%
          1,630  INTUITIVE SURGICAL INCORPORATED+<<                                                                   160,408
          3,910  KYPHON INCORPORATED+                                                                                 182,949
         18,390  MEDTRONIC INCORPORATED                                                                               982,946
          6,980  MINDRAY MEDICAL INTERNATIONAL LIMITED ADR+<<                                                         169,614
          9,430  ST. JUDE MEDICAL INCORPORATED+#                                                                      403,227
          6,770  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                 312,300

                                                                                                                    2,211,444
                                                                                                              ---------------

MEDICAL PRODUCTS - 13.36%
          2,040  ALLERGAN INCORPORATED                                                                                238,088
          3,400  BAXTER INTERNATIONAL INCORPORATED                                                                    168,844
          3,890  ILLUMINA INCORPORATED+<<                                                                             158,907
          3,770  ROCHE HOLDING AG                                                                                     708,438
         12,070  STRYKER CORPORATION                                                                                  747,616
          6,610  VOLCANO CORPORATION+                                                                                 127,837
          6,890  ZIMMER HOLDINGS INCORPORATED+                                                                        580,276

                                                                                                                    2,730,006
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $18,717,391)                                                                             19,916,939
                                                                                                              ---------------

CONTRACTS                                                                     STRIKE PRICE   EXPIRATION DATE
OPTIONS - 0.34%
             45  ALEXION PHARMACEUTICALS INCORPORATED PUT+                       $ 40.00        05/19/2007             16,650
             30  ATHEROGENICS INCORPORATED CALL                                    12.50        04/21/2007             14,400
             46  CONOR MEDSYSTEMS INCORPORATED PUT+                                30.00        05/19/2007              1,840
            203  NEKTAR THERAPEUTICS PUT                                           12.50        05/19/2007             27,405
             30  TRIAD HOSPITALS INCORPORATED CALL                                 40.00        02/17/2007              8,850

TOTAL OPTIONS (PREMIUMS PAID $75,130)                                                                                  69,145
                                                                                                              ---------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 11.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.47%
         82,534  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                82,534
         14,004  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       14,004

                                                                                                                       96,538
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.89%
$        26,424  ALPINE SECURITIZATION CORPORATION++                               5.28%        02/01/2007             26,424
          7,676  AMERICAN GENERAL FINANCE CORPORATION+++/-                         5.37         02/15/2008              7,678
         25,586  AQUIFER FUNDING LLC                                               5.29         02/05/2007             25,571
         38,378  ATLAS CAPITAL FUNDING CORPORATION                                 5.30         02/26/2007             38,238
         21,321  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                 5.30         04/25/2007             21,322
         21,321  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                5.33         10/25/2007             21,321
         21,321  BANCO SANTANDER TOTTA LOAN+++/-                                   5.32         02/15/2008             21,324
         21,321  BANK OF AMERICA NA SERIES BKNT+/-                                 5.36         06/19/2007             21,326
          1,841  BRYANT PARK FUNDING LLC                                           5.28         02/15/2007              1,838
          1,919  CAIRN HIGH GRADE FUNDING I LLC                                    5.31         03/14/2007              1,907
          6,823  CAIRN HIGH GRADE FUNDING I LLC                                    5.31         03/15/2007              6,781
         77,286  CHARTA LLC                                                        5.31         03/20/2007             76,757

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        19,616  CHEYNE FINANCE LLC                                                5.32%        03/16/2007    $        19,493
            968  CHEYNE FINANCE LLC                                                5.31         04/18/2007                957
         21,321  CHEYNE FINANCE LLC SERIES MTN+++/-                                5.33         07/16/2007             21,324
        275,716  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $275,757)          5.36         02/01/2007            275,716
         74,795  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                5.31         02/26/2007             74,522
         47,087  CULLINAN FINANCE CORPORATION                                      5.28         02/01/2007             47,087
         42,643  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                     5.28         06/25/2007             42,643
         18,763  DEER VALLEY FUNDING LLC++                                         5.32         02/27/2007             18,692
          3,915  DEER VALLEY FUNDING LLC++                                         5.32         02/28/2007              3,900
         42,643  FIVE FINANCE INCORPORATED SERIES MTN+++/-                         5.37         06/13/2007             42,653
         48,403  GEORGE STREET FINANCE LLC++                                       5.30         02/26/2007             48,226
         12,238  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.46         03/30/2007             12,241
          1,706  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                       5.42         05/15/2007              1,706
         17,331  HUDSON-THAMES LLC++                                               5.33         02/20/2007             17,283
          1,535  HUDSON-THAMES LLC++                                               5.35         02/28/2007              1,529
         30,685  HUDSON-THAMES LLC                                                 5.29         03/21/2007             30,470
          1,158  HUDSON-THAMES LLC++                                               5.31         04/04/2007              1,148
         29,850  IBM CORPORATION SERIES MTN+/-                                     5.36         06/28/2007             29,861
         55,436  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                     5.39         09/17/2007             55,436
         21,321  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                        5.32         02/25/2008             21,322
        341,142  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $341,193)                                         5.36         02/01/2007            341,142
         86,305  JUPITER SECURITIZATION CORPORATION                                5.28         02/13/2007             86,154
          8,529  K2 (USA) LLC+++/-                                                 5.33         09/28/2007              8,529
         12,793  KAUPTHING BANK SERIES MTN+++/-                                    5.40         03/20/2007             12,791
         54,796  KLIO FUNDING CORPORATION++                                        5.28         02/16/2007             54,676
         34,408  LA FAYETTE ASSET SECURITIZATION CORPORATION                       5.30         02/02/2007             34,402
         21,321  LIQUID FUNDING LIMITED++                                          5.31         03/05/2007             21,222
          5,117  LIQUID FUNDING LIMITED SERIES MTN+++/-                            5.29         02/20/2007              5,117
         21,321  LIQUID FUNDING LIMITED SERIES MTN+++/-                            5.30         03/06/2007             21,322
          8,529  MBIA GLOBAL FUNDING LLC+++/-                                      5.32         02/20/2007              8,529
         21,321  MORGAN STANLEY+/-                                                 5.30         07/12/2007             21,321
         21,321  MORGAN STANLEY+/-                                                 5.48         07/27/2007             21,337
         21,321  MORGAN STANLEY+/-                                                 5.38         08/07/2007             21,321
          3,944  MORGAN STANLEY SERIES EXL+/-                                      5.38         02/15/2008              3,946
          3,411  NATIONAL CITY BANK+/-                                             5.40         09/04/2007              3,412
         15,279  NATIONWIDE BUILDING SOCIETY+++/-                                  5.48         07/20/2007             15,291
         17,271  NORTH SEA FUNDING LLC                                             5.30         02/28/2007             17,203
         42,643  NORTHERN ROCK PLC+++/-ss.                                         5.32         03/05/2008             42,649
         12,546  PARAGON MORTGAGES PLC SERIES 12A+++/-                             5.30         05/15/2007             12,546
         34,668  PICAROS FUNDING PLC                                               5.29         02/27/2007             34,536
         17,057  PREMIUM ASSET TRUST+++/-                                          5.48         12/21/2007             17,081
         21,321  PREMIUM ASSET TRUST SERIES 06-B+++/-                              5.37         12/16/2007             21,321
          3,450  RACERS TRUST SERIES 2004-6-MM+++/-                                5.34         07/20/2007              3,450
         25,586  REGENCY MARKETS #1 LLC                                            5.28         02/01/2007             25,586
         30,027  REGENCY MARKETS #1 LLC                                            5.29         02/28/2007             29,909
         42,643  SAINT GERMAIN HOLDINGS INCORPORATED++                             5.32         03/01/2007             42,469
         20,469  SAINT GERMAIN HOLDINGS INCORPORATED++                             5.30         03/02/2007             20,382
         97,140  SHEFFIELD RECEIVABLES CORPORATION++                               5.28         02/12/2007             96,985
         17,057  SLM CORPORATION+++/-ss.                                           5.32         03/12/2008             17,061
          1,706  STANFIELD VICTORIA FUNDING LLC++                                  5.32         04/16/2007              1,687
         26,439  TASMAN FUNDING INCORPORATED++                                     5.28         02/05/2007             26,423
         28,006  TIERRA ALTA FUNDING I CORPORATION                                 5.31         03/14/2007             27,839
          4,930  TRAVELERS INSURANCE COMPANY+/-                                    5.39         02/09/2007              4,930
         21,321  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                5.33         06/15/2007             21,324
         21,321  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                5.33         03/09/2007             21,325
          2,217  VERSAILLES CDS LLC                                                5.28         02/15/2007              2,213
          5,168  VERSAILLES CDS LLC                                                5.31         03/22/2007              5,131

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        14,669  ZELA FINANCE INCORPORATED++                                       5.33%        03/12/2007    $        14,587

                                                                                                                    2,223,845
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,320,383)                                                           2,320,383
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.69%
        139,745  WELLS FARGO MONEY MARKET TRUST~@                                                                     139,745
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $139,745)                                                                          139,745
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,252,649)*                                      109.91%                                              $    22,446,212

OTHER ASSETS AND LIABILITIES, NET                         (9.91)                                                   (2,022,967)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    20,423,245
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $139,745.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                     STRIKE PRICE   EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.03%)
            (45) ALEXION PHARMACEUTICALS INCORPORATED CALL+                      $ 50.00        05/19/2007    $        (6,075)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(6,689))                                                                     (6,075)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 94.84%

BUSINESS SERVICES - 36.76%
        255,810  ACTIVISION INCORPORATED+                                                                     $     4,356,444
         65,670  ADOBE SYSTEMS INCORPORATED+                                                                        2,552,593
        117,150  AMDOCS LIMITED+<<                                                                                  4,062,762
        133,800  AUTODESK INCORPORATED+                                                                             5,849,736
          9,130  BAIDU.COM INCORPORATED ADR+                                                                        1,140,702
         83,580  CERNER CORPORATION+<<                                                                              3,755,249
         43,940  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                3,747,643
         64,990  CTRIP.COM INTERNATIONAL ADR<<                                                                      4,621,439
         54,990  FOCUS MEDIA HOLDING LIMITED+                                                                       4,545,473
         24,000  GOOGLE INCORPORATED CLASS A+                                                                      12,031,200
         65,900  INFOSYS TECHNOLOGIES LIMITED                                                                       3,353,496
        252,410  MICROSOFT CORPORATION                                                                              7,789,373
         40,260  MONSTER WORLDWIDE INCORPORATED+                                                                    1,989,247
        339,280  RED HAT INCORPORATED+<<                                                                            7,711,834
        143,950  SALESFORCE.COM INCORPORATED+<<                                                                     6,309,329
        128,760  SINA CORPORATION+<<                                                                                4,605,745
         99,920  THQ INCORPORATED+<<                                                                                3,027,576
          2,800  YAHOO JAPAN CORPORATION                                                                            1,048,724

                                                                                                                   82,498,565
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.05%
         42,810  MONSANTO COMPANY                                                                                   2,358,403
                                                                                                              ---------------

COMMUNICATIONS - 8.19%
        332,640  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                             2,065,694
        120,350  NII HOLDINGS INCORPORATED+<<                                                                       8,881,830
      1,910,000  TENCENT HOLDINGS LIMITED+                                                                          7,424,672

                                                                                                                   18,372,196
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 31.99%
        255,200  ABB LIMITED+                                                                                       4,514,453
      4,000,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                     3,646,546
        383,000  CISCO SYSTEMS INCORPORATED+                                                                       10,183,970
        149,800  COMVERSE TECHNOLOGY INCORPORATED+                                                                  2,898,630
        320,790  INFINEON TECHNOLOGIES AG+                                                                          4,586,597
        311,000  MARVELL TECHNOLOGY GROUP LIMITED+                                                                  5,688,190
         56,810  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                             1,749,748
        126,990  NETWORK APPLIANCE INCORPORATED+                                                                    4,774,824
         53,400  NINTENDO COMPANY LIMITED                                                                          15,752,735
        110,660  NORTEL NETWORKS CORPORATION ADR+                                                                   2,962,368
        109,940  NVIDIA CORPORATION+                                                                                3,369,661
        215,000  QLOGIC CORPORATION+                                                                                3,934,500
         58,950  QUALCOMM INCORPORATED                                                                              2,220,057
         29,280  SUNPOWER CORPORATION+<<                                                                            1,297,104
        105,700  TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                4,205,803

                                                                                                                   71,785,186
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.61%
         73,700  SAIC INCORPORATED+                                                                                 1,367,135
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 14.32%
        101,020  APPLE INCORPORATED+                                                                                8,660,445
         21,610  CAMERON INTERNATIONAL CORPORATION+<<                                                               1,134,525
        388,500  EMC CORPORATION+                                                                                   5,435,115
        171,400  HEWLETT-PACKARD COMPANY                                                                            7,418,192
          2,600  ISILON SYSTEMS INCORPORATED+                                                                          60,034
         24,110  RESEARCH IN MOTION LIMITED+<<                                                                      3,080,776

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        234,500  SEAGATE TECHNOLOGY                                                                           $     6,352,605

                                                                                                                   32,141,692
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.92%
         76,400  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                          2,631,980
         41,500  FORMFACTOR INCORPORATED+                                                                           1,686,975

                                                                                                                    4,318,955
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $181,803,085)                                                                           212,842,132
                                                                                                              ---------------

CONTRACTS                                                                     STRIKE PRICE   EXPIRATION DATE
OPTIONS - 0.97%
          2,068  HEWLETT-PACKARD CORPORATION CALL                                $ 35.00        01/19/2008          2,171,400

TOTAL OPTIONS (PREMIUMS PAID $1,514,783)                                                                            2,171,400
                                                                                                              ---------------

SHARES
RIGHTS - 0.00%
         30,500  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                      0
                                                                                                              ---------------

WARRANTS - 2.18%
        717,000  HON HIA PRECISION INDUSTRY COMPANY LIMITED WARRANTS+                                               4,897,253

TOTAL WARRANTS (COST $4,467,818)                                                                                    4,897,253
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 13.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.58%
      1,102,775  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             1,102,775
        187,110  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      187,110

                                                                                                                    1,289,885
                                                                                                              ---------------

PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 13.24%
$       353,064  ALPINE SECURITIZATION CORPORATION++                                5.28%       02/01/2007            353,064
        102,559  AMERICAN GENERAL FINANCE CORPORATION+++/-                          5.37        02/15/2008            102,588
        341,862  AQUIFER FUNDING LLC                                                5.29        02/05/2007            341,664
        512,793  ATLAS CAPITAL FUNDING CORPORATION                                  5.30        02/26/2007            510,921
        284,885  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                  5.30        04/25/2007            284,896
        284,885  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                 5.33        10/25/2007            284,876
        284,885  BANCO SANTANDER TOTTA LOAN+++/-                                    5.32        02/15/2008            284,914
        284,885  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36        06/19/2007            284,953
         24,603  BRYANT PARK FUNDING LLC                                            5.28        02/15/2007             24,552
         25,640  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/14/2007             25,487
         91,163  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/15/2007             90,606
      1,032,651  CHARTA LLC                                                         5.31        03/20/2007          1,025,588
        262,094  CHEYNE FINANCE LLC                                                 5.32        03/16/2007            260,454
         12,934  CHEYNE FINANCE LLC                                                 5.31        04/18/2007             12,791
        284,885  CHEYNE FINANCE LLC SERIES MTN+++/-                                 5.33        07/16/2007            284,916
      3,683,977  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,684,526)         5.36        02/01/2007          3,683,977
        999,377  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.31        02/26/2007            995,729
        629,151  CULLINAN FINANCE CORPORATION                                       5.28        02/01/2007            629,151
        569,770  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                      5.28        06/25/2007            569,776
        250,699  DEER VALLEY FUNDING LLC++                                          5.32        02/27/2007            249,749
         52,316  DEER VALLEY FUNDING LLC++                                          5.32        02/28/2007             52,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       569,770  FIVE FINANCE INCORPORATED SERIES MTN+++/-                          5.37%       06/13/2007    $       569,907
        646,735  GEORGE STREET FINANCE LLC++                                        5.30        02/26/2007            644,374
        163,524  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46        03/30/2007            163,552
         22,791  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                        5.42        05/15/2007             22,797
        231,566  HUDSON-THAMES LLC++                                                5.33        02/20/2007            230,925
         20,512  HUDSON-THAMES LLC++                                                5.35        02/28/2007             20,431
        409,995  HUDSON-THAMES LLC                                                  5.29        03/21/2007            407,129
         15,475  HUDSON-THAMES LLC++                                                5.31        04/04/2007             15,335
        398,839  IBM CORPORATION SERIES MTN+/-                                      5.36        06/28/2007            398,983
        740,701  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39        09/17/2007            740,701
        284,885  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                         5.32        02/25/2008            284,891
      4,558,160  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,558,839)                                        5.36        02/01/2007          4,558,160
      1,153,158  JUPITER SECURITIZATION CORPORATION                                 5.28        02/13/2007          1,151,140
        113,954  K2 (USA) LLC+++/-                                                  5.33        09/28/2007            113,954
        170,931  KAUPTHING BANK SERIES MTN+++/-                                     5.40        03/20/2007            170,907
        732,155  KLIO FUNDING CORPORATION++                                         5.28        02/16/2007            730,551
        459,736  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30        02/02/2007            459,667
        284,885  LIQUID FUNDING LIMITED++                                           5.31        03/05/2007            283,557
         68,372  LIQUID FUNDING LIMITED SERIES MTN+++/-                             5.29        02/20/2007             68,373
        284,885  LIQUID FUNDING LIMITED SERIES MTN+++/-                             5.30        03/06/2007            284,899
        113,954  MBIA GLOBAL FUNDING LLC+++/-                                       5.32        02/20/2007            113,955
        284,885  MORGAN STANLEY+/-                                                  5.30        07/12/2007            284,885
        284,885  MORGAN STANLEY+/-                                                  5.48        07/27/2007            285,090
        284,885  MORGAN STANLEY+/-                                                  5.38        08/07/2007            284,885
         52,704  MORGAN STANLEY SERIES EXL+/-                                       5.38        02/15/2008             52,728
         45,582  NATIONAL CITY BANK+/-                                              5.40        09/04/2007             45,590
        204,149  NATIONWIDE BUILDING SOCIETY+++/-                                   5.48        07/20/2007            204,304
        230,768  NORTH SEA FUNDING LLC                                              5.30        02/28/2007            229,859
        569,770  NORTHERN ROCK PLC+++/-ss.                                          5.32        03/05/2008            569,850
        167,639  PARAGON MORTGAGES PLC SERIES 12A+++/-                              5.30        05/15/2007            167,639
        463,212  PICAROS FUNDING PLC                                                5.29        02/27/2007            461,456
        227,908  PREMIUM ASSET TRUST+++/-                                           5.48        12/21/2007            228,227
        284,885  PREMIUM ASSET TRUST SERIES 06-B+++/-                               5.37        12/16/2007            284,885
         46,094  RACERS TRUST SERIES 2004-6-MM+++/-                                 5.34        07/20/2007             46,099
        341,862  REGENCY MARKETS #1 LLC                                             5.28        02/01/2007            341,862
        401,209  REGENCY MARKETS #1 LLC                                             5.29        02/28/2007            399,629
        569,770  SAINT GERMAIN HOLDINGS INCORPORATED++                              5.32        03/01/2007            567,445
        273,490  SAINT GERMAIN HOLDINGS INCORPORATED++                              5.30        03/02/2007            272,333
      1,297,936  SHEFFIELD RECEIVABLES CORPORATION++                                5.28        02/12/2007          1,295,859
        227,908  SLM CORPORATION+++/-ss.                                            5.32        03/12/2008            227,963
         22,791  STANFIELD VICTORIA FUNDING LLC++                                   5.32        04/16/2007             22,545
        353,257  TASMAN FUNDING INCORPORATED++                                      5.28        02/05/2007            353,053
        374,202  TIERRA ALTA FUNDING I CORPORATION                                  5.31        03/14/2007            371,968
         65,877  TRAVELERS INSURANCE COMPANY+/-                                     5.39        02/09/2007             65,875
        284,885  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                 5.33        06/15/2007            284,916
        284,885  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                 5.33        03/09/2007            284,936
         29,628  VERSAILLES CDS LLC                                                 5.28        02/15/2007             29,568
         69,056  VERSAILLES CDS LLC                                                 5.31        03/22/2007             68,564
        196,001  ZELA FINANCE INCORPORATED++                                        5.33        03/12/2007            194,889

                                                                                                                   29,713,852
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,003,737)                                                         31,003,737
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.38%

MUTUAL FUNDS - 2.38%
      5,342,323  WELLS FARGO MONEY MARKET TRUST~@                                                                   5,342,323

TOTAL SHORT-TERM INVESTMENTS (COST $5,342,323)                                                                      5,342,323
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $224,131,746)*                                     114.19%                                              $   256,256,845

OTHER ASSETS AND LIABILITIES, NET                        (14.19)                                                  (31,839,641)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   224,417,204
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,342,323.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

SHARES           SECURITY NAME                                                                                     VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (0.53%)
        (37,000) BROADCOM CORPORATION CLASS A+                                                                $    (1,181,040)

TOTAL SHORT SALES(TOTAL PROCEEDS $(1,139,153))                                                                     (1,181,040)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.31%

AMUSEMENT & RECREATION SERVICES - 1.18%
         42,500  PENN NATIONAL GAMING INCORPORATED+                                                           $     1,862,350
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.01%
          5,600  GUESS? INCORPORATED+                                                                                 403,816
         21,400  PHILLIPS-VAN HEUSEN CORPORATION                                                                    1,180,210

                                                                                                                    1,584,026
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.93%
         38,400  ADVANCE AUTO PARTS INCORPORATED                                                                    1,457,280
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.80%
         91,700  WRIGHT EXPRESS CORPORATION+                                                                        2,830,779
                                                                                                              ---------------

BIOPHARMACEUTICALS - 2.36%
         56,500  GENZYME CORPORATION+                                                                               3,713,745
                                                                                                              ---------------

BUSINESS SERVICES - 15.52%
         40,800  ALLIANCE DATA SYSTEMS CORPORATION<<+                                                               2,771,544
         77,700  AQUANTIVE INCORPORATED<<+                                                                          2,082,360
         77,900  AUTODESK INCORPORATED+                                                                             3,405,788
         28,800  CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                         1,354,464
         33,300  CITRIX SYSTEMS INCORPORATED+                                                                       1,054,611
         50,700  CONVERGYS CORPORATION+                                                                             1,320,228
          5,800  F5 NETWORKS INCORPORATED+                                                                            414,352
         20,700  FACTSET RESEARCH SYSTEMS INCORPORATED                                                              1,202,256
         12,400  GLOBAL PAYMENTS INCORPORATED                                                                         468,224
         92,500  MONSTER WORLDWIDE INCORPORATED+                                                                    4,570,425
         71,849  VALUECLICK INCORPORATED+                                                                           1,833,586
        105,800  WEBEX COMMUNICATIONS INCORPORATED+                                                                 3,923,064

                                                                                                                   24,400,902
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 2.45%
         42,400  BARR PHARMACEUTICALS INCORPORATED+                                                                 2,269,248
         24,900  SHIRE PLC ADR                                                                                      1,580,652

                                                                                                                    3,849,900
                                                                                                              ---------------

COMMUNICATIONS - 9.43%
        126,100  LEVEL 3 COMMUNICATIONS INCORPORATED+                                                                 783,081
        114,565  NEUSTAR INCORPORATED CLASS A<<+                                                                    3,538,913
        103,874  NII HOLDINGS INCORPORATED+                                                                         7,665,901
         27,500  SAVVIS INCORPORATED+                                                                               1,232,550
         54,200  SBA COMMUNICATIONS CORPORATION<<+                                                                  1,610,282

                                                                                                                   14,830,727
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.90%
         26,500  FIRST COMMUNITY BANCORP                                                                            1,412,450
                                                                                                              ---------------

EDUCATIONAL SERVICES - 2.43%
         10,200  ITT EDUCATIONAL SERVICES INCORPORATED+                                                               791,520
         50,100  LAUREATE EDUCATION INCORPORATED+                                                                   3,023,034

                                                                                                                    3,814,554
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.76%
        102,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                         1,544,773

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         34,932  LINEAR TECHNOLOGY CORPORATION                                                                $     1,081,145
        161,600  MICROSEMI CORPORATION<<+                                                                           2,941,120
         22,711  SILICON LABORATORIES INCORPORATED+                                                                   729,250
         24,800  THOMAS & BETTS CORPORATION+                                                                        1,187,672

                                                                                                                    7,483,960
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.36%
         36,201  ADVISORY BOARD COMPANY+                                                                            2,038,478
         21,500  CORPORATE EXECUTIVE BOARD COMPANY                                                                  1,950,695
         43,000  GEN-PROBE INCORPORATED+                                                                            2,223,960
         30,000  IHS INCORPORATED+                                                                                  1,141,800
         36,400  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                    1,255,800
         94,307  RESOURCES CONNECTION INCORPORATED<<+                                                               2,961,240

                                                                                                                   11,571,973
                                                                                                              ---------------

HEALTH SERVICES - 3.21%
         35,600  BROOKDALE SENIOR LIVING INCORPORATED<<                                                             1,708,800
         24,400  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               1,444,724
         30,600  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                1,191,564
         23,400  RADIATION THERAPY SERVICES INCORPORATED<<+                                                           694,746

                                                                                                                    5,039,834
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.63%
         66,200  HILTON HOTELS CORPORATION                                                                          2,342,818
         14,200  MGM MIRAGE+                                                                                          993,574
         49,700  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              2,368,205

                                                                                                                    5,704,597
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.78%
         20,400  GAMESTOP CORPORATION CLASS A<<+                                                                    1,089,972
         42,800  VERIFONE HOLDINGS INCORPORATED+                                                                    1,710,716

                                                                                                                    2,800,688
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 0.74%
         25,500  COACH INCORPORATED+                                                                                1,169,430
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.69%
         25,200  C.R. BARD INCORPORATED                                                                             2,079,504
         34,100  DENTSPLY INTERNATIONAL INCORPORATED                                                                1,051,644
         32,500  DRS TECHNOLOGIES INCORPORATED                                                                      1,800,500
          9,700  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                           803,160
         31,100  QUEST DIAGNOSTICS INCORPORATED<<                                                                   1,632,128

                                                                                                                    7,366,936
                                                                                                              ---------------

MEDICAL EQUIPMENT & SUPPLIES - 1.78%
         59,926  KYPHON INCORPORATED<<+                                                                             2,803,938
                                                                                                              ---------------

MEDICAL MANAGEMENT SERVICES - 1.27%
         38,900  COVENTRY HEALTH CARE INCORPORATED+                                                                 2,005,295
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
         18,000  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                             791,640
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MISCELLANEOUS RETAIL - 2.68%
         98,900  PRICELINE.COM INCORPORATED<<+                                                                $     4,215,118
                                                                                                              ---------------

OIL & GAS EXTRACTION - 6.33%
         22,500  ENSCO INTERNATIONAL INCORPORATED                                                                   1,144,575
         27,700  NOBLE CORPORATION                                                                                  2,076,115
        130,500  PETROHAWK ENERGY CORPORATION+                                                                      1,505,970
         82,850  RANGE RESOURCES CORPORATION                                                                        2,542,667
         22,100  ROWAN COMPANIES INCORPORATED                                                                         726,869
         84,700  TETRA TECHNOLOGIES INCORPORATED+                                                                   1,961,652

                                                                                                                    9,957,848
                                                                                                              ---------------

PERSONAL SERVICES - 0.56%
         16,200  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                           875,286
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.01%
         36,500  E.W. SCRIPPS COMPANY CLASS A                                                                       1,782,295
         68,424  VISTAPRINT LIMITED<<+                                                                              2,948,390

                                                                                                                    4,730,685
                                                                                                              ---------------

REAL ESTATE - 2.14%
         87,930  CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                     3,307,047
          2,054  HUGOTON ROYALTY TRUST                                                                                 51,740

                                                                                                                    3,358,787
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.62%
         54,300  E*TRADE FINANCIAL CORPORATION+                                                                     1,323,834
          3,600  INTERCONTINENTAL EXCHANGE INCORPORATED<<+                                                            469,980
         21,900  JEFFERIES GROUP INCORPORATED                                                                         645,174
         33,200  LAZARD LIMITED<<                                                                                   1,685,232

                                                                                                                    4,124,220
                                                                                                              ---------------

THEATERS & ENTERTAINMENT - 1.11%
         77,700  REGAL ENTERTAINMENT GROUP CLASS A                                                                  1,748,250
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 5.83%
         51,600  ITT CORPORATION                                                                                    3,077,940
         59,200  OSHKOSH TRUCK CORPORATION                                                                          3,125,760
         31,800  TEXTRON INCORPORATED                                                                               2,962,806

                                                                                                                    9,166,506
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 5.30%
         96,900  CYTYC CORPORATION+                                                                                 2,802,348
         31,100  PATTERSON COMPANIES INCORPORATED<<+                                                                1,169,671
         32,000  POOL CORPORATION<<                                                                                 1,171,200
         52,424  WESCO INTERNATIONAL INCORPORATED+                                                                  3,183,187

                                                                                                                    8,326,406
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $132,511,915)                                                                           152,998,110
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 18.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.75%
      1,014,610  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             1,014,610

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
        172,151  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                              $       172,151

                                                                                                                    1,186,761
                                                                                                              ---------------

PRINCIPAL                                                                   INTEREST RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 17.39%
$       324,837  ALPINE SECURITIZATION CORPORATION++                            5.28%            02/01/2007           324,837
         94,359  AMERICAN GENERAL FINANCE CORPORATION+/-++                      5.37             02/15/2008            94,387
        314,531  AQUIFER FUNDING LLC                                            5.29             02/05/2007           314,348
        471,796  ATLAS CAPITAL FUNDING CORPORATION                              5.30             02/26/2007           470,074
        262,109  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++              5.30             04/25/2007           262,119
        262,109  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++             5.33             10/25/2007           262,101
        262,109  BANCO SANTANDER TOTTA LOAN+/-++                                5.32             02/15/2008           262,135
        262,109  BANK OF AMERICA NA SERIES BKNT+/-                              5.36             06/19/2007           262,172
         22,636  BRYANT PARK LLC                                                5.28             02/15/2007            22,590
         23,590  CAIRN HIGH GRADE FUNDING I LLC                                 5.31             03/14/2007            23,449
         83,875  CAIRN HIGH GRADE FUNDING I LLC                                 5.31             03/15/2007            83,362
        950,092  CHARTA LLC                                                     5.31             03/20/2007           943,593
         11,900  CHEYNE FINANCE LLC                                             5.31             04/18/2007            11,768
        241,140  CHEYNE FINANCE LLC                                             5.32             03/16/2007           239,631
        262,109  CHEYNE FINANCE LLC SERIES MTN+/-++                             5.33             07/16/2007           262,138
      3,389,448  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,389,953)                                    5.36             02/01/2007         3,389,448
        919,478  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++             5.31             02/26/2007           916,122
        578,852  CULLINAN FINANCE CORPORATION                                   5.28             02/01/2007           578,852
        524,218  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                  5.28             06/25/2007           524,223
        230,656  DEER VALLEY FUNDING LLC++                                      5.32             02/27/2007           229,782
         48,134  DEER VALLEY FUNDING LLC++                                      5.32             02/28/2007            47,944
        524,218  FIVE FINANCE INCORPORATED SERIES MTN+/-++                      5.37             06/13/2007           524,343
        595,029  GEORGE STREET FINANCE LLC++                                    5.30             02/26/2007           592,857
        150,450  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                5.46             03/30/2007           150,476
         20,969  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                    5.42             05/15/2007            20,974
         14,238  HUDSON THAMES LLC++                                            5.31             04/04/2007            14,109
        377,217  HUDSON-THAMES LLC                                              5.29             03/21/2007           374,580
        213,053  HUDSON-THAMES LLC++                                            5.33             02/20/2007           212,462
         18,872  HUDSON-THAMES LLC++                                            5.35             02/28/2007            18,797
        366,952  IBM CORPORATION SERIES MTN+/-                                  5.36             06/28/2007           367,084
        681,483  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                  5.39             09/17/2007           681,483
        262,109  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                     5.32             02/25/2008           262,114
      4,193,741  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                 AGREEMENT (MATURITY VALUE $4,194,365)                          5.36             02/01/2007         4,193,741
      1,060,964  JUPITER SECURITIZATION CORPORATION                             5.28             02/13/2007         1,059,107
        104,844  K2 (USA) LLC+/-++                                              5.33             09/28/2007           104,844
        157,265  KAUPTHING BANK SERIES MTN+/-++                                 5.40             03/20/2007           157,243
        673,620  KLIO FUNDING CORPORATION++                                     5.28             02/16/2007           672,144
        422,981  LA FAYETTE ASSET SECURITIZATION CORPORATION                    5.30             02/02/2007           422,917
        262,109  LIQUID FUNDING LIMITED++                                       5.31             03/05/2007           260,887
         62,906  LIQUID FUNDING LIMITED SERIES MTN+/-++                         5.29             02/20/2007            62,907
        262,109  LIQUID FUNDING LIMITED SERIES MTN+/-++                         5.30             03/06/2007           262,122
        104,844  MBIA GLOBAL FUNDING LLC+/-++                                   5.32             02/20/2007           104,845
        262,109  MORGAN STANLEY+/-                                              5.30             07/12/2007           262,109
        262,109  MORGAN STANLEY+/-                                              5.38             08/07/2007           262,109
        262,109  MORGAN STANLEY+/-                                              5.48             07/27/2007           262,298
         48,490  MORGAN STANLEY SERIES EXL+/-                                   5.38             02/15/2008            48,512
         41,937  NATIONAL CITY BANK+/-                                          5.40             09/04/2007            41,945
        187,827  NATIONWIDE BUILDING SOCIETY+/-++                               5.48             07/20/2007           187,970
        212,319  NORTH SEA FUNDING LLC                                          5.30             02/28/2007           211,482
        524,218  NORTHERN ROCK PLC+/-++ss.                                      5.32             03/05/2008           524,291
        154,236  PARAGON MORTGAGES PLC SERIES 12A+/-++                          5.30             05/15/2007           154,236
        426,178  PICAROS FUNDING PLC                                            5.29             02/27/2007           424,563
        209,687  PREMIUM ASSET TRUST+/-++                                       5.48             12/21/2007           209,981
        262,109  PREMIUM ASSET TRUST SERIES 06-B+/-++                           5.37             12/16/2007           262,109

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                              INTEREST RATE      MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        42,409  RACERS TRUST 2004+/-++                                         5.34%            07/20/2007   $        42,414
        314,531  REGENCY MARKETS #1 LLC                                         5.28             02/01/2007           314,531
        369,133  REGENCY MARKETS #1 LLC                                         5.29             02/28/2007           367,679
        524,218  SAINT GERMAIN HOLDINGS INCORPORATED                            5.30             03/01/2007           522,079
        251,624  SAINT GERMAIN HOLDINGS INCORPORATED++                          5.30             03/02/2007           250,560
      1,194,168  SHEFFIELD RECEIVABLES CORPORATION++                            5.28             02/12/2007         1,192,257
        209,687  SLM CORPORATION+/-++ss.                                        5.32             03/12/2008           209,737
         20,969  STANFIELD VICTORIA FUNDING LLC++                               5.32             04/16/2007            20,743
        325,015  TASMAN FUNDING INCORPORATED++                                  5.28             02/05/2007           324,826
        344,285  TIERRA ALTA FUNDING I CORPORATION                              5.31             03/14/2007           342,230
         60,610  TRAVELERS INSURANCE COMPANY+/-                                 5.39             02/09/2007            60,609
        262,109  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++             5.33             06/15/2007           262,138
        262,109  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++             5.33             03/09/2007           262,156
         27,259  VERSAILLES CDS LLC                                             5.28             02/15/2007            27,204
         63,535  VERSAILLES CDS LLC                                             5.31             03/22/2007            63,082
        180,331  ZELA FINANCE INCORPORATED++                                    5.33             03/12/2007           179,307

                                                                                                                   27,338,268
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,525,029)                                                         28,525,029
                                                                                                              ---------------
SHARES
RIGHTS - 0.00%
         31,200  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                      0
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 1.92%
      3,010,704  WELLS FARGO MONEY MARKET TRUST~@                                                                   3,010,704
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,010,704)                                                                      3,010,704
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $164,047,648)*                                     117.37%                                              $   184,533,843

OTHER ASSETS AND LIABILITIES, NET                        (17.37)                                                  (27,309,172)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   157,224,671
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,010,704.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 98.30%

AMUSEMENT & RECREATION SERVICES - 0.97%
        173,850  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                             $     3,424,845
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.95%
         29,400  CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                     1,593,774
        272,050  WET SEAL INCORPORATED CLASS A<<+                                                                   1,757,443

                                                                                                                    3,351,217
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.75%
         12,500  GUESS? INCORPORATED+                                                                                 901,375
         40,100  GYMBOREE CORPORATION+                                                                              1,735,929

                                                                                                                    2,637,304
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.25%
        256,571  WRIGHT EXPRESS CORPORATION+                                                                        7,920,347
                                                                                                              ---------------

BIOPHARMACEUTICALS - 0.85%
         56,000  UNITED THERAPEUTICS CORPORATION<<+                                                                 3,001,600
                                                                                                              ---------------

BUSINESS SERVICES - 23.73%
        247,500  24/7 REAL MEDIA INCORPORATED<<+                                                                    2,502,225
        173,700  aQUANTIVE INCORPORATED<<+                                                                          4,655,160
         96,300  BANKRATE INCORPORATED<<+                                                                           3,804,813
         26,000  BLACKBOARD INCORPORATED<<+                                                                           759,200
        143,919  CNET NETWORKS INCORPORATED+                                                                        1,316,859
        152,800  COGENT COMMUNICATIONS GROUP INCORPORATED+                                                          3,208,800
        108,900  DEALERTRACK HOLDINGS INCORPORATED+                                                                 3,018,708
        145,959  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                 1,844,922
         55,900  eCOLLEGE.COM INCORPORATED<<+                                                                         924,027
        182,600  EPICOR SOFTWARE CORPORATION+                                                                       2,529,010
        414,900  GLOBAL CASH ACCESS INCORPORATED+                                                                   6,646,698
        217,457  MARCHEX INCORPORATED CLASS B                                                                       2,646,452
        315,882  ON ASSIGNMENT INCORPORATED+                                                                        4,078,037
         86,100  PACKETEER INCORPORATED+                                                                            1,153,740
        156,841  PEOPLESUPPORT INCORPORATED+                                                                        3,740,658
        359,259  SECURE COMPUTING CORPORATION+                                                                      2,392,665
        195,361  SI INTERNATIONAL INCORPORATED+                                                                     5,636,165
        958,100  SKILLSOFT PLC ADR+                                                                                 6,658,795
        279,089  TALEO CORPORATION CLASS A+                                                                         3,907,246
        117,400  THE TRIZETTO GROUP INCORPORATED+                                                                   2,434,876
        187,800  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                       6,788,970
        160,490  VALUECLICK INCORPORATED+                                                                           4,095,705
        237,732  WEBEX COMMUNICATIONS INCORPORATED<<+                                                               8,815,103

                                                                                                                   83,558,834
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.79%
        118,532  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED<<+                                                     5,316,160
         47,450  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                        1,955,889
        255,500  SCIELE PHARMA INCORPORATED<<+                                                                      6,068,125

                                                                                                                   13,340,174
                                                                                                              ---------------

COMMUNICATIONS - 4.30%
         79,076  CBEYOND INCORPORATED<<+                                                                            2,350,139
        302,800  DOBSON COMMUNICATIONS CORPORATION<<+                                                               2,934,132
         96,800  LODGENET ENTERTAINMENT CORPORATION+                                                                2,631,992
        197,758  NEUSTAR INCORPORATED CLASS A<<+                                                                    6,108,745

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMUNICATIONS (continued)
         92,500  ORBCOMM INCORPORATED                                                                         $     1,120,175

                                                                                                                   15,145,183
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.51%
         53,800  WESTERN ALLIANCE BANCORP<<+                                                                        1,807,680
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.28%
         78,691  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                             2,805,334
         79,900  RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                           1,716,252

                                                                                                                    4,521,586
                                                                                                              ---------------

EDUCATIONAL SERVICES - 2.46%
         55,091  LAUREATE EDUCATION INCORPORATED+                                                                   3,324,191
         47,000  STRAYER EDUCATION INCORPORATED                                                                     5,347,190

                                                                                                                    8,671,381
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.24%
        238,950  HOUSTON WIRE & CABLE COMPANY<<+                                                                    5,658,336
        176,200  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                         2,665,906
        362,800  MICROSEMI CORPORATION+                                                                             6,602,960
         51,089  SILICON LABORATORIES INCORPORATED+                                                                 1,640,468
        140,045  UNIVERSAL DISPLAY CORPORATION<<+                                                                   1,886,406

                                                                                                                   18,454,076
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.99%
         77,244  ADVISORY BOARD COMPANY+                                                                            4,349,610
        228,994  EXELIXIS INCORPORATED+                                                                             2,244,141
         43,300  GEN-PROBE INCORPORATED+                                                                            2,239,476
         67,315  HURON CONSULTING GROUP INCORPORATED+                                                               3,490,283
         80,900  IHS INCORPORATED+                                                                                  3,079,054
        292,924  RESOURCES CONNECTION INCORPORATED<<+                                                               9,197,814

                                                                                                                   24,600,378
                                                                                                              ---------------

FURNITURE & FIXTURES - 0.38%
         66,800  WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED<<+                                                    1,350,696
                                                                                                              ---------------

HEALTH SERVICES - 3.91%
        222,357  INVENTIV HEALTH INCORPORATED+                                                                      7,802,507
        190,100  NEKTAR THERAPEUTICS<<+                                                                             2,414,270
         47,400  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                1,845,756
         57,700  RADIATION THERAPY SERVICES INCORPORATED+                                                           1,713,113

                                                                                                                   13,775,646
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.80%
         48,068  GAYLORD ENTERTAINMENT COMPANY<<+                                                                   2,656,238
        263,300  GREAT WOLF RESORTS INCORPORATED+                                                                   3,717,796
        111,672  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              5,321,171
        140,400  RED LION HOTELS CORPORATION+                                                                       1,689,012

                                                                                                                   13,384,217
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.79%
         54,495  ACTUANT CORPORATION CLASS A                                                                        2,713,306
        175,404  GARDNER DENVER INCORPORATED+                                                                       6,761,824

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         89,500  KAYDON CORPORATION<<                                                                         $     3,857,450

                                                                                                                   13,332,580
                                                                                                              ---------------

INSURANCE CARRIERS - 2.77%
         94,300  FIRST MERCURY FINANACIAL CORPORATION+                                                              2,065,170
        107,435  PRA INTERNATIONAL<<+                                                                               2,569,845
         51,178  THE NAVIGATORS GROUP INCORPORATED+                                                                 2,445,797
         79,050  TOWER GROUP INCORPORATED                                                                           2,656,080

                                                                                                                    9,736,892
                                                                                                              ---------------

LEGAL SERVICES - 1.29%
        165,400  FTI CONSULTING INCORPORATED+                                                                       4,533,614
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.83%
        232,600  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                  4,628,740
        276,292  CALIPER LIFE SCIENCES INCORPORATED+                                                                1,657,752
        131,540  DEXCOM INCORPORATED<<+                                                                             1,170,706
        191,371  DJ ORTHOPEDICS INCORPORATED+                                                                       7,922,759
        444,318  IXIA+                                                                                              4,198,805
        137,400  NORTHSTAR NEUROSCIENCE INCORPORATED+                                                               1,821,924
        181,455  SPECTRANETICS CORPORATION+                                                                         1,930,681
        129,700  SYMMETRY MEDICAL INCORPORATED+                                                                     1,787,266
         62,668  VARIAN INCORPORATED+                                                                               3,353,365
         62,000  VENTANA MEDICAL SYSTEMS INCORPORATED+                                                              2,610,200

                                                                                                                   31,082,198
                                                                                                              ---------------

MEDICAL EQUIPMENT & SUPPLIES - 1.78%
        133,793  KYPHON INCORPORATED<<+                                                                             6,260,174
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 4.85%
         29,100  BLUE NILE INCORPORATED<<+                                                                          1,076,991
        134,100  GSI COMMERCE INCORPORATED<<+                                                                       2,184,489
        211,330  PRICELINE.COM INCORPORATED<<+                                                                      9,006,883
        224,256  SHUTTERFLY INCORPORATED<<+                                                                         3,000,545
         55,500  ZUMIEZ INCORPORATED<<+                                                                             1,825,950

                                                                                                                   17,094,858
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.66%
        258,430  PETROHAWK ENERGY CORPORATION+                                                                      2,982,282
        188,600  TETRA TECHNOLOGIES INCORPORATED+                                                                   4,367,976
        121,350  VENOCO INCORPORATED+                                                                               2,002,275

                                                                                                                    9,352,533
                                                                                                              ---------------

PERSONAL SERVICES - 0.77%
         74,500  JACKSON HEWITT TAX SERVICE INCORPORATED                                                            2,724,465
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.08%
        273,931  INNERWORKINGS INCORPORATED<<+                                                                      3,520,013
        169,726  VISTAPRINT LIMITED<<+                                                                              7,313,493

                                                                                                                   10,833,506
                                                                                                              ---------------

REAL ESTATE - 0.11%
         20,550  HFF INCORPORATED CLASS A+                                                                            384,285
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.52%
         42,300  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                    $     1,844,280
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.55%
        175,000  AIRTRAN HOLDINGS INCORPORATED<<+                                                                   1,937,250
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 5.14%
        120,600  BARNES GROUP INCORPORATED                                                                          2,583,252
        187,600  BEACON ROOFING SUPPLY INCORPORATED<<+                                                              3,909,584
        222,800  INTERLINE BRANDS INCORPORATED+                                                                     5,064,244
         61,600  POOL CORPORATION<<                                                                                 2,254,560
        214,089  PSS WORLD MEDICAL INCORPORATED+                                                                    4,286,062

                                                                                                                   18,097,702
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $309,801,790)                                                                           346,159,501
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 26.76%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.11%
      3,351,746  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             3,351,746
        568,697  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      568,697

                                                                                                                    3,920,443
                                                                                                              ---------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 25.65%
$     1,073,093  ALPINE SECURITIZATION CORPORATION++                                5.28%       02/01/2007          1,073,093
        311,714  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37        02/15/2008            311,804
      1,039,046  AQUIFER FUNDING LLC                                                5.29        02/05/2007          1,038,444
      1,558,570  ATLAS CAPITAL FUNDING CORPORATION                                  5.30        02/26/2007          1,552,881
        865,872  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30        04/25/2007            865,907
        865,872  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.33        10/25/2007            865,846
        865,872  BANCO SANTANDER TOTTA LOAN+/-++                                    5.32        02/15/2008            865,959
        865,872  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36        06/19/2007            866,080
         74,777  BRYANT PARK LLC                                                    5.28        02/15/2007             74,624
         77,928  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/14/2007             77,463
        277,079  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/15/2007            275,386
      3,138,613  CHARTA LLC                                                         5.31        03/20/2007          3,117,145
         39,311  CHEYNE FINANCE LLC                                                 5.31        04/18/2007             38,876
        796,602  CHEYNE FINANCE LLC                                                 5.32        03/16/2007            791,616
        865,872  CHEYNE FINANCE LLC SERIES MTN+/-++                                 5.33        07/16/2007            865,967
     11,196,983  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $11,198,650)                                       5.36        02/01/2007         11,196,983
      3,037,479  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.31        02/26/2007          3,026,392
      1,912,226  CULLINAN FINANCE CORPORATION                                       5.28        02/01/2007          1,912,226
      1,731,744  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                      5.28        06/25/2007          1,731,761
        761,967  DEER VALLEY FUNDING LLC++                                          5.32        02/27/2007            759,080
        159,009  DEER VALLEY FUNDING LLC++                                          5.32        02/28/2007            158,382
      1,731,744  FIVE FINANCE INCORPORATED SERIES MTN+/-++                          5.37        06/13/2007          1,732,160
      1,965,668  GEORGE STREET FINANCE LLC++                                        5.30        02/26/2007          1,958,493
        497,011  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46        03/30/2007            497,095
         69,270  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                        5.42        05/15/2007             69,288
         47,034  HUDSON THAMES HUDSON++                                             5.31        04/04/2007             46,610
      1,246,128  HUDSON-THAMES LLC                                                  5.29        03/21/2007          1,237,418
        703,815  HUDSON-THAMES LLC++                                                5.33        02/20/2007            701,866
         62,343  HUDSON-THAMES LLC++                                                5.35        02/28/2007             62,097
      1,212,221  IBM CORPORATION SERIES MTN+/-                                      5.36        06/28/2007          1,212,657
      2,251,267  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39        09/17/2007          2,251,267
        865,872  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.32        02/25/2008            865,889
     13,853,953  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $13,856,016)                                       5.36        02/01/2007         13,853,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     3,504,877  JUPITER SECURITIZATION CORPORATION                                 5.28%       02/13/2007    $     3,498,743
        346,349  K2 (USA) LLC+/-++                                                  5.33        09/28/2007            346,349
        519,523  KAUPTHING BANK SERIES MTN+/-++                                     5.40        03/20/2007            519,450
      2,225,291  KLIO FUNDING CORPORATION++                                         5.28        02/16/2007          2,220,418
      1,397,310  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30        02/02/2007          1,397,100
        865,872  LIQUID FUNDING LIMITED++                                           5.31        03/05/2007            861,837
        207,809  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.29        02/20/2007            207,811
        865,872  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.30        03/06/2007            865,915
        346,349  MBIA GLOBAL FUNDING LLC+/-++                                       5.32        02/20/2007            346,352
        865,872  MORGAN STANLEY+/-                                                  5.30        07/12/2007            865,872
        865,872  MORGAN STANLEY+/-                                                  5.38        08/07/2007            865,872
        865,872  MORGAN STANLEY+/-                                                  5.48        07/27/2007            866,495
        160,186  MORGAN STANLEY SERIES EXL+/-                                       5.38        02/15/2008            160,260
        138,540  NATIONAL CITY BANK+/-                                              5.40        09/04/2007            138,566
        620,484  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48        07/20/2007            620,955
        701,391  NORTH SEA FUNDING LLC                                              5.30        02/28/2007            698,628
      1,731,744  NORTHERN ROCK PLC+/-++ss.                                          5.32        03/05/2008          1,731,987
        509,517  PARAGON MORTGAGES PLC SERIES 12A+/-++                              5.30        05/15/2007            509,517
      1,407,873  PICAROS FUNDING PLC                                                5.29        02/27/2007          1,402,537
        692,698  PREMIUM ASSET TRUST+/-++                                           5.48        12/21/2007            693,667
        865,872  PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37        12/16/2007            865,872
        140,098  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34        07/20/2007            140,114
      1,039,046  REGENCY MARKETS #1 HOLDINGS INCORPORATED                           5.28        02/01/2007          1,039,046
      1,219,425  REGENCY MARKETS #1 HOLDINGS INCORPORATED                           5.29        02/28/2007          1,214,620
      1,731,744  SAINT GERMAIN FUNDING                                              5.30        03/01/2007          1,724,679
        831,237  SAINT GERMAIN FUNDING++                                            5.30        03/02/2007            827,721
      3,944,913  SHEFFIELD RECEIVABLES CORPORATION++                                5.28        02/12/2007          3,938,601
        692,698  SLM CORPORATION+/-++ss.                                            5.32        03/12/2008            692,864
         69,270  STANFIELD VICTORIA FUNDING LLC++                                   5.32        04/16/2007             68,524
      1,073,681  TASMAN FUNDING INCORPORATED++                                      5.28        02/05/2007          1,073,059
      1,137,340  TIERRA ALTA FUNDING I LIMITED CORPORATION                          5.31        03/14/2007          1,130,550
        200,224  TRAVELERS INSURANCE COMPANY+/-                                     5.39        02/09/2007            200,220
        865,872  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.33        06/15/2007            865,967
        865,872  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33        03/09/2007            866,028
         90,051  VERSAILLES CDS LLC                                                 5.28        02/15/2007             89,867
        209,887  VERSAILLES CDS LLC                                                 5.31        03/22/2007            208,391
        595,720  ZELA FINANCE INCORPORATED++                                        5.33        03/12/2007            592,339

                                                                                                                   90,311,501
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $94,231,944)                                                         94,231,944
                                                                                                              ---------------
SHARES
WARRANTS - 0.00%
            108  IMPERIAL CREDIT INDUSTRY+(a)                                                                               0
          2,851  TIMCO AVIATION SERVICES INCORPORATED+(a)                                                                   0

TOTAL WARRANTS (COST $0)                                                                                                    0
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 1.85%
      6,512,926  WELLS FARGO MONEY MARKET TRUST~@                                                                   6,512,926
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,512,926)                                                                      6,512,926
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $410,546,660)*                                     126.91%                                              $   446,904,371

OTHER ASSETS AND LIABILITIES, NET                        (26.91)                                                  (94,765,280)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   352,139,091
                                                         ------                                               ---------------


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,512,926.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 88.56%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS - 0.07%
         16,200  KENEXA CORPORATION+                                                                          $       591,300
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 0.19%
         47,000  PINNACLE ENTERTAINMENT INCORPORATED+                                                               1,622,910
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 1.95%
        268,100  CLAIRE'S STORES INCORPORATED<<                                                                     9,222,640
        297,000  TALBOTS INCORPORATED<<                                                                             7,009,200

                                                                                                                   16,231,840
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.59%
        129,400  STANDARD PARKING CORPORATION<<+                                                                    4,927,552
                                                                                                              ---------------

BIOPHARMACEUTICALS - 0.26%
        184,500  HUMAN GENOME SCIENCES INCORPORATED<<+                                                              2,173,410
                                                                                                              ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.86%
        238,300  PERINI CORPORATION+                                                                                7,201,426
                                                                                                              ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.87%
        162,400  CENTRAL GARDEN & PET COMPANY<<+                                                                    7,273,896
                                                                                                              ---------------

BUSINESS SERVICES - 13.30%
        154,700  AARON RENTS INCORPORATED                                                                           4,566,744
        306,100  ALTIRIS INCORPORATED<<+                                                                           10,018,653
        140,400  CSG SYSTEMS INTERNATIONAL INCORPORATED<<+                                                          3,521,232
         70,900  F5 NETWORKS INCORPORATED+                                                                          5,065,096
        247,100  GARTNER INCORPORATED<<+                                                                            5,401,606
        149,850  H&E EQUIPMENT SERVICES INCORPORATED+                                                               3,527,469
        119,800  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                   5,231,666
      1,025,800  INFORMATICA CORPORATION<<+                                                                        12,884,048
        183,300  MACQUARIE INFRASTRUCTURE COMPANY TRUST                                                             6,721,611
        274,000  MAPINFO CORPORATION+                                                                               3,740,100
        361,100  ONLINE RESOURCES CORPORATION+                                                                      3,675,998
        380,400  PARAMETRIC TECHNOLOGY CORPORATION+                                                                 7,539,528
        323,200  PEROT SYSTEMS CORPORATION CLASS A+                                                                 5,281,088
        163,600  RENT-A-CENTER INCORPORATED<<+                                                                      4,819,656
        540,700  RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                              7,775,266
        671,600  SONICWALL INCORPORATED+                                                                            5,661,588
        121,200  THQ INCORPORATED<<+                                                                                3,672,360
        333,800  VALUECLICK INCORPORATED+                                                                           8,518,576
         77,900  VIAD CORPORATION                                                                                   3,267,126

                                                                                                                  110,889,411
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 6.74%
         58,300  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED<<+                                                     2,614,755
         34,500  ANIMAL HEALTH INTERNATIONAL INCORPORATED                                                             436,425
        267,500  ARRAY BIOPHARMA INCORPORATED+                                                                      3,680,800
        166,800  BIOMARIN PHARMACEUTICAL INCORPORATED<<+                                                            3,159,192
         52,900  DIGENE CORPORATION<<+                                                                              2,721,705
        113,300  FMC CORPORATION                                                                                    8,820,405
         84,087  IMMUCOR INCORPORATED+                                                                              2,652,104
        257,500  KOOPER HOLDINGS INCORPORATED                                                                       6,543,075
        117,900  MANNKIND CORPORATION<<+                                                                            1,952,424
        135,500  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                         5,139,515
        185,300  NASTECH PHARMACEUTICAL COMPANY INCORPORATED<<+                                                     2,432,989
        352,600  PERRIGO COMPANY                                                                                    6,092,928

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        409,800  SALIX PHARMACEUTICALS LIMITED<<                                                              $     5,819,160
        173,400  SCIELE PHARMA INCORPORATED<<+                                                                      4,118,250

                                                                                                                   56,183,727
                                                                                                              ---------------

COMMUNICATIONS - 2.63%
        183,200  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                     5,298,144
        325,100  ESCHELON TELECOM INCORPORATED+                                                                     7,399,276
        131,100  SBA COMMUNICATIONS CORPORATION<<+                                                                  3,894,981
        228,600  TIME WARNER TELECOM INCORPORATED<<+                                                                5,321,808

                                                                                                                   21,914,209
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 5.46%
        231,100  BANK OF HAWAII CORPORATION                                                                        12,098,085
        105,700  BERKSHIRE HILLS BANCORP INCORPORATED                                                               3,586,401
        121,997  CULLEN FROST BANKERS INCORPORATED                                                                  6,530,499
        294,410  CVB FINANCIAL CORPORATION                                                                          3,680,125
        115,800  EURONET WORLDWIDE INCORPORATED<<+                                                                  3,341,988
         83,200  SVB FINANCIAL GROUP<<+                                                                             3,881,280
        601,500  TAC ACQUISITION CORPORATION<<+                                                                     3,308,250
        182,400  WESTAMERICA BANCORPORATION                                                                         9,092,640

                                                                                                                   45,519,268
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.97%
         74,800  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                          2,962,828
        162,800  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                       5,134,712

                                                                                                                    8,097,540
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.62%
         80,900  ITC HOLDINGS CORPORATION<<                                                                         3,519,150
         62,400  ORMAT TECHNOLOGIES INCORPORATED<<                                                                  2,445,456
        134,250  PNM RESOURCES INCORPORATED                                                                         4,091,940
        112,900  UNISOURCE ENERGY CORPORATION                                                                       4,236,008
        173,900  WASTE CONNECTIONS INCORPORATED<<+                                                                  7,576,823

                                                                                                                   21,869,377
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.60%
      1,091,700  FINISAR CORPORATION<<+                                                                             3,537,108
        217,500  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                         3,290,775
         47,900  IPG PHOTONICS CORPORATION<<+                                                                       1,265,039
        379,700  MICROSEMI CORPORATION+                                                                             6,910,540
        509,800  VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                              6,719,164

                                                                                                                   21,722,626
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.55%
        319,100  DIAMOND MANAGEMENT & TECHNOLOGY CONSULTANTS INCORPORATED                                           3,982,368
        229,996  DIVERSA CORPORATION<<+                                                                             2,348,259
        276,500  INFRASOURCE SERVICES INCORPORATED+                                                                 5,875,625
        501,700  LEXICON GENETICS INCORPORATED+                                                                     1,906,460
        157,100  LUMINEX CORPORATION+                                                                               1,996,741
        291,900  MTC TECHNOLOGIES INCORPORATED+                                                                     6,675,753
        154,600  WATSON WYATT & COMPANY HOLDINGS                                                                    6,847,234

                                                                                                                   29,632,440
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.21%
        117,600  MOBILE MINI INCORPORATED+                                                                    $     3,126,984
        205,200  SHAW GROUP INCORPORATED+                                                                           6,927,552

                                                                                                                   10,054,536
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.37%
        152,600  FLOWERS FOODS INCORPORATED                                                                         4,291,112
         67,800  RALCORP HOLDINGS INCORPORATED+                                                                     3,752,052
        230,300  SENOMYX INCORPORATED<<+                                                                            3,366,986

                                                                                                                   11,410,150
                                                                                                              ---------------

HEALTH SERVICES - 3.53%
        161,200  DIALYSIS CORPORATION OF AMERICA+                                                                   2,118,168
        122,500  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                4,770,150
        279,700  SUN HEALTHCARE GROUP INCORPORATED<<+                                                               3,445,904
        243,044  SYMBION INCORPORATED+                                                                              4,544,923
        476,624  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED<<+                                            14,522,733

                                                                                                                   29,401,878
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.43%
        350,450  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                            4,829,201
        159,000  CRYSTAL RIVER CAPITAL INCORPORATED<<                                                               4,388,400
        109,100  DIGITAL REALITY TRUST INCORPORATED<<                                                               3,921,054
        195,211  HEALTH CARE REIT INCORPORATED<<                                                                    9,137,827
        265,100  NATIONAL RETAIL PROPERTIES INCORPORATED                                                            6,296,125

                                                                                                                   28,572,607
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.57%
         47,900  HOME INNS & HOTELS MANAGEMENT ADR<<+                                                               2,143,046
         54,001  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              2,573,148

                                                                                                                    4,716,194
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.64%
         96,800  ACTUANT CORPORATION CLASS A<<                                                                      4,819,672
        225,300  CRAY INCORPORATED+                                                                                 2,613,480
        584,700  DRESSER RAND GROUP INCORPORATED+                                                                  15,178,812
        605,700  EMULEX CORPORATION+                                                                               10,751,175
         78,400  IDEX CORPORATION                                                                                   4,068,960
         82,500  MANITOWOC COMPANY INCORPORATED                                                                     4,278,450
        112,300  RITCHIE BROTHERS AUCTIONEERS INCORPORATED<<                                                        6,656,021
        511,500  SCIENTIFIC GAMES CORPORATION CLASS A+                                                             15,876,960
        194,229  SHAW INDUSTRIES LIMITED CLASS A                                                                    4,037,085
        312,300  ULTRATECH INCORPORATED+                                                                            3,791,322

                                                                                                                   72,071,937
                                                                                                              ---------------

INSURANCE CARRIERS - 4.91%
        378,700  CONSECO INCORPORATED<<+                                                                            7,517,195
        212,000  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                               7,208,000
        494,853  MAX RE CAPITAL LIMITED                                                                            11,876,472
        246,200  REINSURANCE GROUP OF AMERICA INCORPORATED<<                                                       14,316,530

                                                                                                                   40,918,197
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.16%
        220,600  GEO GROUP INCORPORATED+                                                                            9,666,692
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.43%
        121,500  LAIDLAW INTERNATIONAL INCORPORATED                                                           $     3,609,765
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.43%
        448,400  CEPHEID INCORPORATED<<+                                                                            3,708,268
        141,600  COOPER COMPANIES INCORPORATED<<                                                                    6,754,320
        102,300  DJ ORTHOPEDICS INCORPORATED+                                                                       4,235,220
         77,500  DRS TECHNOLOGIES INCORPORATED                                                                      4,293,500
        256,000  FEI COMPANY<<+                                                                                     6,440,960
        110,100  POLYMEDICA CORPORATION                                                                             4,408,404
         91,700  SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                              3,926,594
        146,300  TEKTRONIX INCORPORATED                                                                             4,135,901
         32,200  VARIAN INCORPORATED+                                                                               1,723,022
        293,500  VEECO INSTRUMENTS INCORPORATED<<+                                                                  5,632,265

                                                                                                                   45,258,454
                                                                                                              ---------------

METAL MINING - 1.13%
         79,400  AGNICO-EAGLE MINES LIMITED                                                                         3,195,850
        386,600  COEUR D'ALENE MINES CORPORATION<<+                                                                 1,693,308
        161,100  PAN AMERICAN SILVER CORPORATION+                                                                   4,572,018

                                                                                                                    9,461,176
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.87%
        300,500  ACCO BRANDS CORPORATION<<+                                                                         7,251,065
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.32%
        320,903  APOLLO INVESTMENT CORPORATION<<                                                                    7,124,047
        109,000  COMPUCREDIT CORPORATION<<+                                                                         3,857,510

                                                                                                                   10,981,557
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.99%
        176,455  BIRCHCLIFF ENERGY LIMITED+                                                                           628,269
        160,594  DENBURY RESOURCES INCORPORATED+                                                                    4,448,454
        286,610  GALLEON ENERGY INCORPORATED A+                                                                     3,862,708
        321,500  HANOVER COMPRESSOR COMPANY<<+                                                                      6,221,025
        119,100  ST. MARY LAND & EXPLORATION COMPANY<<                                                              4,286,409
        264,911  WILLBROS GROUP INCORPORATED<<+                                                                     5,486,307

                                                                                                                   24,933,172
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.14%
        121,000  XERIUM TECHNOLOGIES INCORPORATED                                                                   1,208,790
                                                                                                              ---------------

PERSONAL SERVICES - 0.63%
        126,000  REGIS CORPORATION                                                                                  5,265,540
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.52%
        191,600  COMMSCOPE INCORPORATED<<+                                                                          6,190,596
        167,700  SCHNITZER STEEL INDUSTRY                                                                           6,456,450

                                                                                                                   12,647,046
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.47%
        131,700  KANSAS CITY SOUTHERN<<+                                                                            3,958,902
                                                                                                              ---------------

SOCIAL SERVICES - 0.34%
         71,900  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                     2,816,323
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SOFTWARE - 0.47%
        115,800  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                   $     3,951,096
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.46%
        104,000  CARBO CERAMICS INCORPORATED                                                                        3,835,520
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 0.90%
         95,400  ALBANY INTERNATIONAL CORPORATION CLASS A                                                           3,237,876
        279,800  INTERFACE INCORPORATED+                                                                            4,258,556

                                                                                                                    7,496,432
                                                                                                              ---------------

TRANSPORTATION BY AIR - 1.08%
        128,100  AIR CANADA CLASS A+                                                                                1,981,152
        369,600  REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                            7,066,752

                                                                                                                    9,047,904
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.63%
        176,800  HUB GROUP INCORPORATED CLASS A+                                                                    5,279,248
                                                                                                              ---------------

WATER TRANSPORTATION - 1.23%
        189,300  HORIZON LINES INCORPORATED                                                                         5,631,675
        183,700  SEASPAN CORPORATION                                                                                4,621,891

                                                                                                                   10,253,566
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.88%
        176,000  AIRGAS INCORPORATED                                                                                7,325,120
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.16%
         63,900  LKQ CORPORATION+                                                                                   1,368,738
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $620,341,203)                                                                           738,612,537
                                                                                                              ---------------

INVESTMENT COMPANIES - 0.40%
        198,088  TECHNOLOGY INVESTMENT CAPITAL CORPORATION                                                          3,308,070

TOTAL INVESTMENT COMPANIES (COST $2,918,898)                                                                        3,308,070
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 24.29%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.01%
      7,205,342  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             7,205,342
      1,222,543  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,222,543

                                                                                                                    8,427,885
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 23.28%
$     2,306,857  ALPINE SECURITIZATION CORPORATION++                                5.28%       02/01/2007          2,306,857
        670,100  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37        02/15/2008            670,294
      2,233,667  AQUIFER FUNDING LLC                                                5.29        02/05/2007          2,232,372
      3,350,501  ATLAS CAPITAL FUNDING CORPORATION                                  5.30        02/26/2007          3,338,271
      1,861,389  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30        04/25/2007          1,861,464
      1,861,389  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.33        10/25/2007          1,861,333
      1,861,389  BANCO SANTANDER TOTTA LOAN+/-++                                    5.32        02/15/2008          1,861,575
      1,861,389  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36        06/19/2007          1,861,836
        160,750  BRYANT PARK LLC                                                    5.28        02/15/2007            160,422
        167,525  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/14/2007            166,525
        595,645  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/15/2007            592,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     6,747,164  CHARTA LLC                                                         5.31%       03/20/2007    $     6,701,013
         84,507  CHEYNE FINANCE LLC                                                 5.31        04/18/2007             83,572
      1,712,478  CHEYNE FINANCE LLC                                                 5.32        03/16/2007          1,701,758
      1,861,389  CHEYNE FINANCE LLC SERIES MTN+/-++                                 5.33        07/16/2007          1,861,594
     24,070,468  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $24,074,052)                                       5.36        02/01/2007         24,070,468
      6,529,754  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.31        02/26/2007          6,505,920
      4,110,767  CULLINAN FINANCE CORPORATION                                       5.28        02/01/2007          4,110,767
      3,722,779  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                      5.28        06/25/2007          3,722,816
      1,638,023  DEER VALLEY FUNDING LLC++                                          5.32        02/27/2007          1,631,815
        341,826  DEER VALLEY FUNDING LLC++                                          5.32        02/28/2007            340,479
      3,722,779  FIVE FINANCE INCORPORATED SERIES MTN+/-++                          5.37        06/13/2007          3,723,672
      4,225,652  GEORGE STREET FINANCE LLC++                                        5.30        02/26/2007          4,210,228
      1,068,437  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46        03/30/2007          1,068,619
        148,911  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                        5.42        05/15/2007            148,950
        101,111  HUDSON THAMES LLC++                                                5.31        04/04/2007            100,199
      2,678,837  HUDSON-THAMES LLC                                                  5.29        03/21/2007          2,660,112
      1,513,012  HUDSON-THAMES LLC++                                                5.33        02/20/2007          1,508,821
        134,020  HUDSON-THAMES LLC++                                                5.35        02/28/2007            133,492
      2,605,945  IBM CORPORATION SERIES MTN+/-                                      5.36        06/28/2007          2,606,883
      4,839,612  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39        09/17/2007          4,839,612
      1,861,389  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.32        02/25/2008          1,861,427
     29,782,229  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $29,786,663)                                       5.36        02/01/2007         29,782,229
      7,534,532  JUPITER SECURITIZATION CORPORATION                                 5.28        02/13/2007          7,521,346
        744,556  K2 (USA) LLC+/-++                                                  5.33        09/28/2007            744,556
      1,116,834  KAUPTHING BANK SERIES MTN+/-++                                     5.40        03/20/2007          1,116,677
      4,783,771  KLIO FUNDING CORPORATION++                                         5.28        02/16/2007          4,773,294
      3,003,836  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30        02/02/2007          3,003,385
      1,861,389  LIQUID FUNDING LIMITED++                                           5.31        03/05/2007          1,852,715
        446,733  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.29        02/20/2007            446,738
      1,861,389  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.30        03/06/2007          1,861,482
        744,556  MBIA GLOBAL FUNDING LLC+/-++                                       5.32        02/20/2007            744,563
      1,861,389  MORGAN STANLEY+/-                                                  5.30        07/12/2007          1,861,389
      1,861,389  MORGAN STANLEY+/-                                                  5.38        08/07/2007          1,861,389
      1,861,389  MORGAN STANLEY+/-                                                  5.48        07/27/2007          1,862,730
        344,357  MORGAN STANLEY SERIES EXL+/-                                       5.38        02/15/2008            344,515
        297,822  NATIONAL CITY BANK+/-                                              5.40        09/04/2007            297,879
      1,333,872  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48        07/20/2007          1,334,885
      1,507,800  NORTH SEA FUNDING LLC                                              5.30        02/28/2007          1,501,859
      3,722,779  NORTHERN ROCK PLC+/-++ss.                                          5.32        03/05/2008          3,723,300
      1,095,324  PARAGON MORTGAGES PLC SERIES 12A+/-++                              5.30        05/15/2007          1,095,324
      3,026,545  PICAROS FUNDING PLC                                                5.29        02/27/2007          3,015,074
      1,489,111  PREMIUM ASSET TRUST+/-++                                           5.48        12/21/2007          1,491,196
      1,861,389  PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37        12/16/2007          1,861,389
        301,173  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34        07/20/2007            301,206
      2,233,667  REGENCY MARKETS #1 LLC                                             5.28        02/01/2007          2,233,667
      2,621,432  REGENCY MARKETS #1 LLC                                             5.29        02/28/2007          2,611,103
      3,722,779  SAINT GERMAIN HOLDINGS INCORPORATED                                5.30        03/01/2007          3,707,590
      1,786,934  SAINT GERMAIN HOLDINGS INCORPORATED++                              5.30        03/02/2007          1,779,375
      8,480,490  SHEFFIELD RECEIVABLES CORPORATION++                                5.28        02/12/2007          8,466,921
      1,489,111  SLM CORPORATION+/-++ss.                                            5.32        03/12/2008          1,489,469
        148,911  STANFIELD VICTORIA FUNDING LLC++                                   5.32        04/16/2007            147,307
      2,308,123  TASMAN FUNDING INCORPORATED++                                      5.28        02/05/2007          2,306,784
      2,444,972  TIERRA ALTA FUNDING I CORPORATION                                  5.31        03/14/2007          2,430,376
        430,428  TRAVELLERS INSURANCE COMPANY+/-                                    5.39        02/09/2007            430,419
      1,861,389  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.33        06/15/2007          1,861,594
      1,861,389  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33        03/09/2007          1,861,724
        193,584  VERSAILLES CDS LLC                                                 5.28        02/15/2007            193,190
        451,201  VERSAILLES CDS LLC                                                 5.31        03/22/2007            447,984

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,280,636  ZELA FINANCE INCORPORATED++                                        5.33%       03/12/2007    $     1,273,364

                                                                                                                  194,145,158
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $202,573,043)                                                       202,573,043
                                                                                                              ---------------
SHARES
SHORT-TERM INVESTMENTS - 10.86%
     90,616,146  WELLS FARGO MONEY MARKET TRUST~@                                                                  90,616,146
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $90,616,146)                                                                    90,616,146
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $916,449,290)*                                     124.11%                                              $ 1,035,109,796

OTHER ASSETS AND LIABILITIES, NET                        (24.11)                                                 (201,056,661)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   834,053,135
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $90,616,146.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.01%

AMUSEMENT & RECREATION SERVICES - 0.93%
        160,300  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                   $     8,372,469
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.32%
        609,500  JONES APPAREL GROUP INCORPORATED                                                                  20,820,520
                                                                                                              ---------------

BUSINESS SERVICES - 10.37%
      1,040,230  CATALINA MARKETING CORPORATION<<                                                                  29,698,567
        640,400  IMS HEALTH INCORPORATED                                                                           18,481,944
        877,300  MONEYGRAM INTERNATIONAL INCORPORATED                                                              26,310,227
        941,570  PARAMETRIC TECHNOLOGY CORPORATION+                                                                18,661,917

                                                                                                                   93,152,655
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 7.37%
      1,495,900  CHEMTURA CORPORATION<<                                                                            17,232,768
        588,436  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                   28,527,377
        726,090  VALSPAR CORPORATION                                                                               20,461,216

                                                                                                                   66,221,361
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 3.11%
        227,800  CITY NATIONAL CORPORATION                                                                         16,385,654
        446,415  SOUTH FINANCIAL GROUP INCORPORATED                                                                11,535,364

                                                                                                                   27,921,018
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.39%
        266,788  CBRL GROUP INCORPORATED                                                                           12,509,689
                                                                                                              ---------------

EDUCATIONAL SERVICES - 2.88%
      1,984,550  CORINTHIAN COLLEGES INCORPORATED<<+                                                               25,918,223
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.79%
        956,730  AMERICAN POWER CONVERSION CORPORATION                                                             29,409,880
      1,169,250  FLEXTRONICS INTERNATIONAL LIMITED+                                                                13,598,378

                                                                                                                   43,008,258
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 3.23%
        377,400  PEPSIAMERICAS INCORPORATED                                                                         8,321,670
        652,750  PILGRIMS PRIDE CORPORATION                                                                        20,672,593

                                                                                                                   28,994,263
                                                                                                              ---------------

FURNITURE & FIXTURES - 2.39%
      1,097,920  STEELCASE INCORPORATED<<                                                                          21,508,253
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 4.28%
        576,830  BIG LOTS INCORPORATED<<+                                                                          14,957,202
      1,386,174  DOLLAR GENERAL CORPORATION                                                                        23,481,788

                                                                                                                   38,438,990
                                                                                                              ---------------

HEALTH SERVICES - 2.01%
        170,670  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                              10,105,371
        137,460  UNIVERSAL HEALTH SERVICES CLASS B                                                                  7,963,058

                                                                                                                   18,068,429
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.12%
        111,352  CARLISLE COMPANIES INCORPORATED                                                              $     9,068,507
        197,250  CDW CORPORATION<<                                                                                 12,657,533
        528,800  DOVER CORPORATION+                                                                                26,228,480
      2,960,000  ENTEGRIS INCORPORATED+                                                                            31,760,800
        648,790  PALL CORPORATION                                                                                  22,551,940
        216,300  TENNANT COMPANY                                                                                    6,687,996

                                                                                                                  108,955,256
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 4.19%
        670,600  ARTHUR J. GALLAGHER & COMPANY<<                                                                   19,226,102
        836,950  UNUMPROVIDENT CORPORATION<<                                                                       18,412,900

                                                                                                                   37,639,002
                                                                                                              ---------------

INSURANCE CARRIERS - 6.54%
        106,244  AMBAC FINANCIAL GROUP INCORPORATED                                                                 9,360,096
        299,493  MBIA INCORPORATED<<                                                                               21,512,582
        234,100  STEWART INFORMATION SERVICES CORPORATION                                                           9,841,560
         31,110  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                            18,034,467

                                                                                                                   58,748,705
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.29%
        412,637  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                        34,166,344
        426,280  QUEST DIAGNOSTICS INCORPORATED<<                                                                  22,371,174

                                                                                                                   56,537,518
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.15%
        490,970  TIFFANY & COMPANY<<                                                                               19,275,482
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.97%
        644,620  ZALE CORPORATION<<+                                                                               17,739,942
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.43%
        785,628  CAPITALSOURCE INCORPORATED<<                                                                      21,832,602
                                                                                                              ---------------

OIL & GAS EXTRACTION - 0.97%
        233,400  CIMAREX ENERGY COMPANY                                                                             8,747,832
                                                                                                              ---------------

PERSONAL SERVICES - 2.46%
        592,730  G & K SERVICES INCORPORATED CLASS A                                                               22,102,902
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.59%
        482,762  HUBBELL INCORPORATED CLASS B                                                                      23,269,128
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.52%
        504,900  HARTE HANKS INCORPORATED                                                                          13,687,839
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 1.51%
        399,200  ALBANY INTERNATIONAL CORPORATION CLASS A                                                          13,548,851
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.72%
        952,275  FEDERAL SIGNAL CORPORATION                                                                        15,636,356
        433,000  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                   8,820,210

                                                                                                                   24,456,566
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 3.48%
      1,064,950  HAIN CELESTIAL GROUP INCORPORATED+                                                           $    31,309,530
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $713,708,516)                                                                           862,785,283
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 15.74%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.65%
      5,032,463  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             5,032,463
        853,867  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      853,867

                                                                                                                    5,886,330
                                                                                                              ---------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 15.09%
$     1,611,190  ALPINE SECURITIZATION CORPORATION++                              5.28%        02/01/2007           1,611,190
        468,021  AMERICAN GENERAL FINANCE CORPORATION+/-++                        5.37         02/15/2008             468,157
      1,560,071  AQUIFER FUNDING LLC                                              5.29         02/05/2007           1,559,167
      2,340,107  ATLAS CAPITAL FUNDING CORPORATION                                5.30         02/26/2007           2,331,566
      1,300,059  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                5.30         04/25/2007           1,300,111
      1,300,059  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++               5.33         10/25/2007           1,300,020
      1,300,059  BANCO SANTANDER TOTTA LOAN+/-++                                  5.32         02/15/2008           1,300,189
      1,300,059  BANK OF AMERICA NA SERIES BKNT+/-                                5.36         06/19/2007           1,300,372
        112,273  BRYANT PARK LLC                                                  5.28         02/15/2007             112,044
        117,005  CAIRN HIGH GRADE FUNDING I LLC                                   5.31         03/14/2007             116,307
        416,019  CAIRN HIGH GRADE FUNDING I LLC                                   5.31         03/15/2007             413,477
      4,712,456  CHARTA LLC                                                       5.31         03/20/2007           4,680,222
         59,023  CHEYNE FINANCE LLC                                               5.31         04/18/2007              58,370
      1,196,055  CHEYNE FINANCE LLC                                               5.32         03/16/2007           1,188,567
      1,300,059  CHEYNE FINANCE LLC SERIES MTN+/-++                               5.33         07/16/2007           1,300,202
     16,811,658  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $16,814,161)                                     5.36         02/01/2007          16,811,658
      4,560,609  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++               5.31         02/26/2007           4,543,962
      2,871,103  CULLINAN FINANCE CORPORATION                                     5.28         02/01/2007           2,871,103
      2,600,119  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                    5.28         06/25/2007           2,600,145
      1,144,052  DEER VALLEY FUNDING LLC++                                        5.32         02/27/2007           1,139,716
        238,743  DEER VALLEY FUNDING LLC++                                        5.32         02/28/2007             237,802
      2,600,119  FIVE FINANCE INCORPORATED SERIES MTN+/-++                        5.37         06/13/2007           2,600,743
      2,951,343  GEORGE STREET FINANCE LLC++                                      5.30         02/26/2007           2,940,571
        746,234  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                  5.46         03/30/2007             746,361
        104,005  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                      5.42         05/15/2007             104,032
         70,619  HUDSON THAMES LLC++                                              5.31         04/04/2007              69,982
      1,870,994  HUDSON-THAMES LLC                                                5.29         03/21/2007           1,857,915
      1,056,740  HUDSON-THAMES LLC++                                              5.33         02/20/2007           1,053,813
         93,604  HUDSON-THAMES LLC++                                              5.35         02/28/2007              93,235
      1,820,083  IBM CORPORATION SERIES MTN+/-                                    5.36         06/28/2007           1,820,739
      3,380,155  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                    5.39         09/17/2007           3,380,155
      1,300,059  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                       5.32         02/25/2008           1,300,085
     20,800,952  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $20,804,049)                                     5.36         02/01/2007          20,800,952
      5,262,381  JUPITER SECURITIZATION CORPORATION                               5.28         02/13/2007           5,253,172
        520,024  K2 (USA) LLC+/-++                                                5.33         09/28/2007             520,024
        780,036  KAUPTHING BANK SERIES MTN+/-++                                   5.40         03/20/2007             779,926
      3,341,153  KLIO FUNDING CORPORATION++                                       5.28         02/16/2007           3,333,836
      2,097,984  LA FAYETTE ASSET SECURITIZATION CORPORATION                      5.30         02/02/2007           2,097,669
      1,300,059  LIQUID FUNDING LIMITED++                                         5.31         03/05/2007           1,294,001
        312,014  LIQUID FUNDING LIMITED SERIES MTN+/-++                           5.29         02/20/2007             312,017
      1,300,059  LIQUID FUNDING LIMITED SERIES MTN+/-++                           5.30         03/06/2007           1,300,124
        520,024  MBIA GLOBAL FUNDING LLC+/-++                                     5.32         02/20/2007             520,029
      1,300,059  MORGAN STANLEY+/-                                                5.30         07/12/2007           1,300,059
      1,300,059  MORGAN STANLEY+/-                                                5.38         08/07/2007           1,300,059
      1,300,059  MORGAN STANLEY+/-                                                5.48         07/27/2007           1,300,996
        240,511  MORGAN STANLEY SERIES EXL+/-                                     5.38         02/15/2008             240,622

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       208,010  NATIONAL CITY BANK+/-                                            5.40%        09/04/2007     $       208,049
        931,623  NATIONWIDE BUILDING SOCIETY+/-++                                 5.48         07/20/2007             932,331
      1,053,100  NORTH SEA FUNDING LLC                                            5.30         02/28/2007           1,048,951
      2,600,119  NORTHERN ROCK PLC+/-++ss.                                        5.32         03/05/2008           2,600,483
        765,012  PARAGON MORTGAGES PLC SERIES 12A+/-++                            5.30         05/15/2007             765,012
      2,113,845  PICAROS FUNDING PLC                                              5.29         02/27/2007           2,105,833
      1,040,048  PREMIUM ASSET TRUST+/-++                                         5.48         12/21/2007           1,041,504
      1,300,059  PREMIUM ASSET TRUST SERIES 06-B+/-++                             5.37         12/16/2007           1,300,059
        210,350  RACERS TRUST SERIES 2004-6-MM+/-++                               5.34         07/20/2007             210,373
      1,560,071  REGENCY MARKETS #1 LLC                                           5.28         02/01/2007           1,560,071
      1,830,900  REGENCY MARKETS #1 LLC                                           5.29         02/28/2007           1,823,686
      2,600,119  SAINT GERMAIN HOLDINGS INCORPORATED                              5.30         03/01/2007           2,589,510
      1,248,057  SAINT GERMAIN HOLDINGS INCORPORATED++                            5.30         03/02/2007           1,242,778
      5,923,071  SHEFFIELD RECEIVABLES CORPORATION++                              5.28         02/12/2007           5,913,594
      1,040,048  SLM CORPORATION+/-++ss.                                          5.32         03/12/2008           1,040,297
        104,005  STANFIELD VICTORIA FUNDING LLC++                                 5.32         04/16/2007             102,885
      1,612,074  TASMAN FUNDING INCORPORATED++                                    5.28         02/05/2007           1,611,139
      1,707,654  TIERRA ALTA FUNDING I CORPORATION                                5.31         03/14/2007           1,697,459
        300,626  TRAVELLERS INSURANCE COMPANY+/-                                  5.39         02/09/2007             300,620
      1,300,059  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++               5.33         06/15/2007           1,300,202
      1,300,059  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++               5.33         03/09/2007           1,300,294
        135,206  VERSAILLES CDS LLC                                               5.28         02/15/2007             134,930
        315,134  VERSAILLES CDS LLC                                               5.31         03/22/2007             312,888
        894,441  ZELA FINANCE INCORPORATED++                                      5.33         03/12/2007             889,365

                                                                                                                  135,597,777
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $141,484,107)                                                       141,484,107
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 3.63%
     32,622,901  WELLS FARGO MONEY MARKET TRUST~@                                                                  32,622,901
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,622,901)                                                                    32,622,901
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $887,815,524)*                                     115.38%                                              $ 1,036,892,291

OTHER ASSETS AND LIABILITIES, NET                        (15.38)                                                 (138,254,793)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   898,637,498
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,622,901.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 85.14%

APPAREL & ACCESSORY STORES - 2.51%
       640,000   CHICO'S FAS INCORPORATED+                                                                    $    13,363,200
       215,000   KOHL'S CORPORATION+                                                                               15,245,650

                                                                                                                   28,608,850
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.43%
       429,000   ADVANCE AUTO PARTS INCORPORATED                                                                   16,280,550
                                                                                                              ---------------

BUSINESS SERVICES - 7.83%
       875,000   ACTIVISION INCORPORATED+                                                                          14,901,250
       335,000   CHECKFREE CORPORATION+                                                                            13,879,050
       505,000   CITRIX SYSTEMS INCORPORATED+                                                                      15,993,350
       290,000   COGNOS INCORPORATED+#                                                                             12,507,700
       650,000   ECLIPSYS CORPORATION+                                                                             12,740,000
       850,000   RED HAT INCORPORATED+                                                                             19,320,500

                                                                                                                   89,341,850
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 4.69%
       245,000   CELANESE CORPORATION CLASS A<<                                                                     6,431,250
       420,000   HOSPIRA INCORPORATED<<+                                                                           15,447,600
       675,000   HUNTSMAN CORPORATION+                                                                             14,114,250
       505,000   MEDIMMUNE INCORPORATED+                                                                           17,503,300

                                                                                                                   53,496,400
                                                                                                              ---------------

COMMUNICATIONS - 6.87%
       645,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+#                                          19,537,050
       362,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                       13,147,840
       870,000   FOUNDRY NETWORKS INCORPORATED+                                                                    12,588,900
       495,000   LIBERTY GLOBAL INCORPORATED SERIES A<<+                                                           14,879,700
        89,000   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                9,104,700
       375,000   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                            9,138,750

                                                                                                                   78,396,940
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 3.89%
       207,000   CITY NATIONAL CORPORATION                                                                         14,889,510
       360,000   FIFTH THIRD BANCORP<<                                                                             14,364,000
       322,000   MARSHALL & ILSLEY CORPORATION<<                                                                   15,153,320

                                                                                                                   44,406,830
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.38%
       363,000   REPUBLIC SERVICES INCORPORATED                                                                    15,699,750
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.21%
       220,500   ADVANCED MICRO DEVICES INCORPORATED+                                                               3,428,775
       785,000   ALTERA CORPORATION+                                                                               15,739,250
       595,000   ATHEROS COMMUNICATIONS INCORPORATED+#                                                             14,137,200
       555,000   ENERSYS<<+                                                                                         9,024,300
       820,000   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                               14,604,200
     1,000,000   SEMTECH CORPORATION+                                                                              13,700,000
       385,000   SILICON LABORATORIES INCORPORATED+                                                                12,362,350
       280,000   TESSERA TECHNOLOGIES INCORPORATED+                                                                10,707,200

                                                                                                                   93,703,275
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.39%
     1,775,000   BEARINGPOINT INCORPORATED+                                                                   $    14,217,750
        47,600   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                    1,642,200

                                                                                                                   15,859,950
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 2.45%
       635,000   COCA-COLA ENTERPRISES INCORPORATED                                                                13,030,200
       185,000   MOLSON COORS BREWING COMPANY<<                                                                    14,948,000

                                                                                                                   27,978,200
                                                                                                              ---------------

HEALTH SERVICES - 3.49%
       290,000   EDWARDS LIFESCIENCES CORPORATION<<+                                                               14,836,400
       950,000   NEKTAR THERAPEUTICS+                                                                              12,065,000
       736,000   VALEANT PHARMACEUTICALS INTERNATIONAL                                                             12,975,680

                                                                                                                   39,877,080
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.35%
       439,900   WILLIAMS-SONOMA INCORPORATED                                                                      15,396,500
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.85%
       340,000   CAMERON INTERNATIONAL CORPORATION+                                                                17,850,000
       175,000   CARLISLE COMPANIES INCORPORATED                                                                   14,252,000
       305,000   DOVER CORPORATION+                                                                                15,128,000
       505,000   SEAGATE TECHNOLOGY                                                                                13,680,450
       436,000   SMITH INTERNATIONAL INCORPORATED<<                                                                17,300,480

                                                                                                                   78,210,930
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.20%
       478,000   ARTHUR J. GALLAGHER & COMPANY                                                                     13,704,260
                                                                                                              ---------------

INSURANCE CARRIERS - 2.47%
       502,000   HCC INSURANCE HOLDINGS INCORPORATED<<                                                             15,662,400
       234,100   RENAISSANCERE HOLDINGS LIMITED                                                                    12,470,507

                                                                                                                   28,132,907
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.13%
       575,000   AFFYMETRIX INCORPORATED+                                                                          14,352,000
       370,000   RESPIRONICS INCORPORATED+                                                                         15,762,000
       300,000   TRIMBLE NAVIGATION LIMITED+                                                                       16,974,000

                                                                                                                   47,088,000
                                                                                                              ---------------

METAL MINING - 1.17%
       450,000   BARRICK GOLD CORPORATION<<                                                                        13,329,000
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.39%
       470,000   CVS CORPORATION<<                                                                                 15,815,500
                                                                                                              ---------------

OIL & GAS EXTRACTION - 6.50%
       345,000   APACHE CORPORATION                                                                                25,174,650
       350,000   EOG RESOURCES INCORPORATED<<                                                                      24,195,500
       330,000   NOBLE CORPORATION                                                                                 24,733,500

                                                                                                                   74,103,650
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
PAPER & ALLIED PRODUCTS - 0.50%
       175,000   PACTIV CORPORATION+                                                                          $     5,677,000
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.65%
       228,000   ALCOA INCORPORATED                                                                                 7,364,400
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.22%
       370,700   DOW JONES & COMPANY INCORPORATED                                                                  13,979,097
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.30%
       136,000   MERRILL LYNCH & COMPANY INCORPORATED                                                              12,724,160
       765,000   TD AMERITRADE HOLDING CORPORATION+                                                                13,532,850

                                                                                                                   26,257,010
                                                                                                              ---------------

TRANSPORTATION BY AIR - 1.32%
       555,000   SKYWEST INCORPORATED                                                                              15,062,700
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.65%
       250,000   AUTOLIV INCORPORATED                                                                              15,085,000
       310,000   GOODRICH CORPORATION                                                                              15,196,200

                                                                                                                   30,281,200
                                                                                                              ---------------

TRANSPORTATION SERVICES - 2.18%
       595,988   EXPEDIA INCORPORATED+                                                                             12,783,943
       265,000   GATX CORPORATION                                                                                  12,084,000

                                                                                                                   24,867,943
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.91%
       416,200   SUPERVALU INCORPORATED                                                                            15,807,276
       410,000   SYSCO CORPORATION                                                                                 14,165,500
       290,000   TRACTOR SUPPLY COMPANY+                                                                           14,595,701

                                                                                                                   44,568,477
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.21%
       445,000   AVNET INCORPORATED<<+                                                                             13,817,250
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $709,121,428)                                                                           971,305,499
                                                                                                              ---------------

EXCHANGEABLE NOTES - 4.21%                                                                   MATURITY DATE
        93,600   CARDINAL HEALTH INCORPORATED+                                                 05/04/2007           6,676,207
       225,000   CATERPILLAR INCORPORATED++                                                    07/19/2007          14,339,925
       680,660   CORNING INCORPORATED+                                                         05/10/2007          14,389,152
       450,600   YAHOO! INCORPORATED+ ++                                                       03/29/2007          12,643,836

TOTAL EXCHANGEABLE NOTES (COST $45,810,224)                                                                        48,049,120
                                                                                                              ---------------

INVESTMENT COMPANIES - 1.25%
       100,000   VANGUARD TOTAL STOCK MARKET ETF                                                                   14,287,000

TOTAL INVESTMENT COMPANIES (COST $13,661,900)                                                                      14,287,000
                                                                                                              ---------------
CONTRACTS                                                                   STRIKE PRICE    EXPIRATION DATE
OPTIONS - 0.00%
           400   CABLEVISION SYSTEMS CORPORATION PUT+                         $  30.00         03/17/2007              26,000

TOTAL OPTIONS (PREMIUMS PAID $103,200)                                                                                 26,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COLLATERAL FOR SECURITIES LENDING - 8.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.36%
     3,511,585   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                       $     3,511,585
       595,817   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      595,817

                                                                                                                    4,107,402
                                                                                                              ---------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.29%
$    1,124,266   ALPINE SECURITIZATION CORPORATION++                              5.28%        02/01/2007           1,124,266
       326,579   AMERICAN GENERAL FINANCE CORPORATION+/-++                        5.37         02/15/2008             326,674
     1,088,597   AQUIFER FUNDING LLC                                              5.29         02/05/2007           1,087,965
     1,632,895   ATLAS CAPITAL FUNDING CORPORATION                                5.30         02/26/2007           1,626,935
       907,164   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                5.30         04/25/2007             907,200
       907,164   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++               5.33         10/25/2007             907,137
       907,164   BANCO SANTANDER TOTTA LOAN+/-++                                  5.32         02/15/2008             907,255
       907,164   BANK OF AMERICA NA SERIES BKNT+/-                                5.36         06/19/2007             907,382
        78,343   BRYANT PARK LLC                                                  5.28         02/15/2007              78,183
        81,645   CAIRN HIGH GRADE FUNDING I LLC                                   5.31         03/14/2007              81,157
       290,292   CAIRN HIGH GRADE FUNDING I LLC                                   5.31         03/15/2007             288,519
     3,288,288   CHARTA LLC                                                       5.31         03/20/2007           3,265,796
        41,185   CHEYNE FINANCE LLC                                               5.31         04/18/2007              40,730
       834,591   CHEYNE FINANCE LLC                                               5.32         03/16/2007             829,366
       907,164   CHEYNE FINANCE LLC SERIES MTN+/-++                               5.33         07/16/2007             907,264
    11,730,947   CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $11,732,694)                                     5.36         02/01/2007          11,730,947
     3,182,331   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++               5.31         02/26/2007           3,170,716
     2,003,417   CULLINAN FINANCE CORPORATION                                     5.28         02/01/2007           2,003,417
     1,814,328   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                    5.28         06/25/2007           1,814,346
       798,304   DEER VALLEY FUNDING LLC++                                        5.32         02/27/2007             795,279
       166,592   DEER VALLEY FUNDING LLC++                                        5.32         02/28/2007             165,935
     1,814,328   FIVE FINANCE INCORPORATED SERIES MTN+/-++                        5.37         06/13/2007           1,814,763
     2,059,407   GEORGE STREET FINANCE LLC++                                      5.30         02/26/2007           2,051,890
       520,712   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                  5.46         03/30/2007             520,801
        72,573   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                      5.42         05/15/2007              72,592
        49,277   HUDSON THAMES LLC++                                              5.31         04/04/2007              48,833
     1,305,554   HUDSON-THAMES LLC                                                5.29         03/21/2007           1,296,428
       737,379   HUDSON-THAMES LLC++                                              5.33         02/20/2007             735,337
        65,316   HUDSON-THAMES LLC++                                              5.35         02/28/2007              65,058
     1,270,030   IBM CORPORATION SERIES MTN+/-                                    5.36         06/28/2007           1,270,487
     2,358,626   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                    5.39         09/17/2007           2,358,626
       907,164   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                       5.32         02/25/2008             907,182
    14,514,623   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $14,516,784)                                     5.36         02/01/2007          14,514,623
     3,672,018   JUPITER SECURITIZATION CORPORATION                               5.28         02/13/2007           3,665,592
       362,866   K2 (USA) LLC+/-++                                                5.33         09/28/2007             362,866
       544,298   KAUPTHING BANK SERIES MTN+/-++                                   5.40         03/20/2007             544,222
     2,331,411   KLIO FUNDING CORPORATION++                                       5.28         02/16/2007           2,326,306
     1,463,945   LA FAYETTE ASSET SECURITIZATION CORPORATION                      5.30         02/02/2007           1,463,725
       907,164   LIQUID FUNDING LIMITED++                                         5.31         03/05/2007             902,937
       217,719   LIQUID FUNDING LIMITED SERIES MTN+/-++                           5.29         02/20/2007             217,722
       907,164   LIQUID FUNDING LIMITED SERIES MTN+/-++                           5.30         03/06/2007             907,209
       362,866   MBIA GLOBAL FUNDING LLC+/-++                                     5.32         02/20/2007             362,869
       907,164   MORGAN STANLEY+/-                                                5.30         07/12/2007             907,164
       907,164   MORGAN STANLEY+/-                                                5.38         08/07/2007             907,164
       907,164   MORGAN STANLEY+/-                                                5.48         07/27/2007             907,817
       167,825   MORGAN STANLEY SERIES EXL+/-                                     5.38         02/15/2008             167,903
       145,146   NATIONAL CITY BANK+/-                                            5.40         09/04/2007             145,174
       650,074   NATIONWIDE BUILDING SOCIETY+/-++                                 5.48         07/20/2007             650,568
       734,839   NORTH SEA FUNDING LLC                                            5.30         02/28/2007             731,944
     1,814,328   NORTHERN ROCK PLC+/-++ss.                                        5.32         03/05/2008           1,814,582
       533,815   PARAGON MORTGAGES PLC SERIES 12A+/-++                            5.30         05/15/2007             533,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                               INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    1,475,012   PICAROS FUNDING PLC                                              5.29%        02/27/2007     $     1,469,422
       725,731   PREMIUM ASSET TRUST+/-++                                         5.48         12/21/2007             726,747
       907,164   PREMIUM ASSET TRUST SERIES 06-B+/-++                             5.37         12/16/2007             907,164
       146,779   RACERS TRUST SERIES 2004-6-MM+/-++                               5.34         07/20/2007             146,795
     1,088,597   REGENCY MARKETS #1 LLC                                           5.28         02/01/2007           1,088,597
     1,277,577   REGENCY MARKETS #1 LLC                                           5.29         02/28/2007           1,272,543
     1,814,328   SAINT GERMAIN HOLDING INCORPORATED                               5.30         03/01/2007           1,806,925
       870,877   SAINT GERMAIN HOLDING INCORPORATED ++                            5.30         03/02/2007             867,194
     4,133,039   SHEFFIELD RECEIVABLES CORPORATION++                              5.28         02/12/2007           4,126,426
       725,731   SLM CORPORATION+/-++ss.                                          5.32         03/12/2008             725,905
        72,573   STANFIELD VICTORIA FUNDING LLC++                                 5.32         04/16/2007              71,792
     1,124,883   TASMAN FUNDING INCORPORATED++                                    5.28         02/05/2007           1,124,231
     1,191,578   TIERRA ALTA FUNDING I CORPORATION                                5.31         03/14/2007           1,184,464
       209,773   TRAVELLERS INSURANCE COMPANY+/-                                  5.39         02/09/2007             209,768
       907,164   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++               5.33         06/15/2007             907,264
       907,164   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++               5.33         03/09/2007             907,327
        94,345   VERSAILLES CDS LLC                                               5.28         02/15/2007              94,153
       219,897   VERSAILLES CDS LLC                                               5.31         03/22/2007             218,329
       624,129   ZELA FINANCE INCORPORATED++                                      5.33         03/12/2007             620,581

                                                                                                                   94,618,295
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $98,725,697)                                                         98,725,697
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 9.39%
    107,041,944  WELLS FARGO MONEY MARKET TRUST~@                                                                 107,041,944
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $107,041,944)                                                                  107,041,944
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $974,464,393)*                                     108.64%                                              $ 1,239,435,260

OTHER ASSETS AND LIABILITIES, NET                         (8.64)                                                  (98,563,013)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $ 1,140,872,247
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $107,041,944.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS        SECURITY NAME                                              STRIKE PRICE    EXPIRATION DATE        VALUE
WRITTEN OPTIONS - (0.05%)
        (5,876)  ATHEROS COMMUNICATIONS INCORPORATED CALL+                    $  25.00         03/17/2007     $      (381,940)
          (400)  CABLEVISION SYSTEMS CORPORATION CALL+                           30.00         03/17/2007             (44,000)
        (2,900)  COGNOS INCORPORATED CALL+                                       45.00         02/17/2007            (159,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(1,930,664))                                                        $      (585,440)
                                                                                                              ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 90.64%

APPAREL & ACCESSORY STORES - 0.53%
         79,700  PAYLESS SHOESOURCE INCORPORATED+#                                                            $     2,705,815
        485,600  TWEEN BRANDS INCORPORATED+#                                                                       16,602,664

                                                                                                                   19,308,479
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.61%
        877,100  HANESBRANDS INCORPORATED+                                                                         22,436,218
                                                                                                              ---------------

BUSINESS SERVICES - 6.65%
      7,771,000  3COM CORPORATION+                                                                                 30,306,900
      2,120,300  ABM INDUSTRIES INCORPORATED#                                                                      54,788,552
      1,247,421  COGNEX CORPORATION                                                                                27,218,726
        601,880  DELUXE CORPORATION                                                                                18,008,250
        723,500  ELECTRONICS FOR IMAGING INCORPORATED+                                                             16,676,675
        446,966  HEALTHCARE SERVICES GROUP                                                                         12,926,257
      1,959,822  KFORCE INCORPORATED+                                                                              27,947,062
      1,047,200  MPS GROUP INCORPORATED+#                                                                          15,687,056
      1,444,200  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                            8,737,410
      1,708,900  VIGNETTE CORPORATION+**                                                                           30,623,488

                                                                                                                  242,920,376
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.48%
      1,171,700  ALPHARMA INCORPORATED CLASS A                                                                     32,280,335
      1,711,300  CALGON CARBON CORPORATION                                                                         10,729,851
        426,300  OM GROUP INCORPORATED+#                                                                           20,829,018
      3,967,200  ORASURE TECHNOLOGIES INCORPORATED+**                                                              32,848,416
      1,683,900  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                            21,402,369
        322,695  SALIX PHARMACEUTICALS LIMITED                                                                      4,582,269
      1,567,070  WELLMAN INCORPORATED                                                                               4,466,150

                                                                                                                  127,138,408
                                                                                                              ---------------

COMMUNICATIONS - 3.28%
      1,634,840  CHINA GRENTECH CORPORATION LIMITED ADR+**                                                         22,936,805
      5,636,700  CINCINNATI BELL INCORPORATED+                                                                     27,394,362
      2,797,300  LIGHTBRIDGE INCORPORATED+**#                                                                      44,896,665
      2,184,560  MASTEC INCORPORATED+                                                                              24,576,300

                                                                                                                  119,804,132
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 3.39%
      3,367,600  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES#                                                100,085,072
        374,900  LAYNE CHRISTENSEN COMPANY+                                                                        13,132,747
        568,800  MATRIX SERVICE COMPANY+#                                                                          10,477,296

                                                                                                                  123,695,115
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.29%
        435,000  THE COLONIAL BANCGROUP INCORPORATED                                                               10,674,900
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.36%
        835,900  EL PASO CORPORATION                                                                               12,973,168
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.87%
      2,806,375  ANDREW CORPORATION+                                                                               29,803,708
      4,902,030  GRAFTECH INTERNATIONAL LIMITED+                                                                   39,804,484
        894,360  NORTEL NETWORKS CORPORATION ADR+                                                                  23,942,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      1,128,250  OSI SYSTEMS INCORPORATED+**                                                                  $    27,055,435
      3,440,450  POWER-ONE INCORPORATED+                                                                           25,424,926
      3,808,047  STATS CHIPPAC LIMITED ADR+                                                                        31,835,273

                                                                                                                  177,865,843
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.01%
        338,145  CDI CORPORATION                                                                                    8,778,244
      4,306,700  CV THERAPEUTICS INCORPORATED+**#                                                                  58,097,383
        440,700  INFINITY PHARMACEUTICALS INCORPORATED+                                                             6,420,999

                                                                                                                   73,296,626
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.42%
      4,514,735  DEL MONTE FOODS COMPANY                                                                           51,738,863
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.66%
      1,074,135  FOOT LOCKER INCORPORATED                                                                          24,103,589
                                                                                                              ---------------

HEALTH SERVICES - 3.35%
      1,204,797  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                            27,180,220
      1,477,947  GENTIVA HEALTH SERVICES INCORPORATED+**                                                           29,263,351
        834,400  MANOR CARE INCORPORATED                                                                           44,423,456
      1,241,900  MDS INCORPORATED                                                                                  21,484,870

                                                                                                                  122,351,897
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.69%
      1,023,900  DISCOVERY HOLDING COMPANY CLASS A+#                                                               16,966,023
        759,600  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                           8,082,144

                                                                                                                   25,048,167
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.75%
        332,700  BOYD GAMING CORPORATION#                                                                          15,826,539
      1,248,700  EMPIRE RESORTS INCORPORATED+                                                                      11,587,936

                                                                                                                   27,414,475
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.24%
      2,789,493  CRAY INCORPORATED+**                                                                              32,358,119
        205,700  HYDRIL COMPANY+#                                                                                  16,270,870
      3,511,400  INTERMEC INCORPORATED+**                                                                          84,378,942
        898,300  PROQUEST COMPANY+                                                                                  9,971,130
        299,800  SMITH INTERNATIONAL INCORPORATED#                                                                 11,896,064

                                                                                                                  154,875,125
                                                                                                              ---------------

INSURANCE CARRIERS - 1.29%
        887,704  ARGONAUT GROUP INCORPORATED+                                                                      29,773,592
        181,652  DONEGAL GROUP INCORPORATED CLASS A                                                                 3,445,938
          5,700  EMPLOYERS HOLDINGS INCORPORATED+                                                                     113,829
        265,100  MERCURY GENERAL CORPORATION                                                                       13,827,616

                                                                                                                   47,160,975
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.78%
      1,480,160  GEO GROUP INCORPORATED+                                                                           64,860,611
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
LEATHER & LEATHER PRODUCTS - 0.23%
        703,800  BAKERS FOOTWEAR GROUP INCORPORATED+**                                                        $     8,297,802
                                                                                                              ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.21%
        945,720  CHAMPION ENTERPRISES INCORPORATED+                                                                 7,764,361
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.86%
        213,800  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP#                                                      7,431,688
        507,700  ARMOR HOLDINGS INCORPORATED+                                                                      30,715,850
        969,600  COHERENT INCORPORATED+                                                                            29,815,200
      4,160,895  CREDENCE SYSTEMS CORPORATION+                                                                     20,263,559
      1,190,090  INPUT OUTPUT INCORPORATED+                                                                        16,292,332

                                                                                                                  104,518,629
                                                                                                              ---------------

METAL MINING - 12.08%
      4,405,880  APEX SILVER MINES LIMITED+**                                                                      61,109,556
      5,924,449  GOLDCORP INCORPORATED                                                                            164,166,482
        770,000  IPSCO INCORPORATED#                                                                               77,793,100
      1,098,510  MERIDIAN GOLD INCORPORATED+                                                                       32,098,462
      4,486,400  RANDGOLD RESOURCES LIMITED ADR+**                                                                105,475,264
         83,500  SOUTHWESTERN RESOURCES CORPORATION+                                                                  549,902

                                                                                                                  441,192,766
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
      2,061,700  PROGRESSIVE GAMING INTERNATIONAL CORPORATION+**                                                   18,926,406
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.14%
        362,800  HANCOCK FABRICS INCORPORATED                                                                       1,451,200
        392,600  SHARPER IMAGE CORPORATION+                                                                         3,816,072

                                                                                                                    5,267,272
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.29%
        919,300  COVENANT TRANSPORT INCORPORATED CLASS A+**                                                        10,746,617
                                                                                                              ---------------

OIL & GAS EXTRACTION - 21.55%
        930,500  FOREST OIL CORPORATION+                                                                           29,701,560
     11,176,125  GLOBAL INDUSTRIES LIMITED+**                                                                     150,542,404
        975,100  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+#                                                       31,368,967
      1,897,960  HELMERICH & PAYNE INCORPORATED                                                                    50,922,267
      3,511,900  KEY ENERGY SERVICES INCORPORATED+                                                                 57,770,755
        439,300  MARINER ENERGY INCORPORATED+#                                                                      8,834,323
      2,439,520  MCMORAN EXPLORATION COMPANY+**#                                                                   30,103,677
        493,200  NEWFIELD EXPLORATION COMPANY+#                                                                    21,113,892
      5,848,000  NEWPARK RESOURCES INCORPORATED+**                                                                 36,959,360
        558,100  NOBLE ENERGY INCORPORATED#                                                                        29,808,121
      1,156,000  OCEANEERING INTERNATIONAL INCORPORATED+#                                                          45,627,320
        653,700  PARKER DRILLING COMPANY+#                                                                          6,053,262
        586,200  PETROHAWK ENERGY CORPORATION+#                                                                     6,764,748
        859,600  PETROQUEST ENERGY INCORPORATED+                                                                   11,200,588
        385,400  PIONEER NATURAL RESOURCES COMPANY#                                                                15,801,400
        923,099  PRIDE INTERNATIONAL INCORPORATED+                                                                 26,594,482
      4,820,375  RANGE RESOURCES CORPORATION#                                                                     147,937,309
        356,800  TRANSOCEAN INCORPORATED+#                                                                         27,605,616
      2,063,600  TRILOGY ENERGY TRUST                                                                              18,938,545
      1,616,010  WILLBROS GROUP INCORPORATED+**                                                                    33,467,567

                                                                                                                  787,116,163
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
PAPER & ALLIED PRODUCTS - 1.10%
        590,580  CHESAPEAKE CORPORATION                                                                       $    10,370,585
      2,105,200  WAUSAU PAPER CORPORATION                                                                          29,978,048

                                                                                                                   40,348,633
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.33%
        262,000  ASHLAND INCORPORATED#                                                                             18,222,100
      1,213,000  INTEROIL CORPORATION+                                                                             30,325,000

                                                                                                                   48,547,100
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 4.54%
        460,000  CARPENTER TECHNOLOGY CORPORATION#                                                                 53,866,000
        939,800  ENCORE WIRE CORPORATION#                                                                          22,329,648
      1,765,400  STEEL DYNAMICS INCORPORATED#                                                                      69,221,334
        151,300  UNITED STATES STEEL CORPORATION#                                                                  12,632,037
         99,270  WEBCO INDUSTRIES INCORPORATED+                                                                     7,842,291

                                                                                                                  165,891,310
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.78%
        495,400  MCCLATCHY COMPANY CLASS A                                                                         19,162,072
        688,500  R.H. DONNELLEY CORPORATION+#                                                                      45,840,330

                                                                                                                   65,002,402
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.04%
        755,100  CONSTAR INTERNATIONAL INCORPORATED+**                                                              5,701,005
      4,539,470  INTERTAPE POLYMER GROUP INCORPORATED+**                                                           21,744,061
        285,500  JARDEN CORPORATION+#                                                                              10,469,285

                                                                                                                   37,914,351
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.64%
      2,917,600  US CONCRETE INCORPORATED+**#                                                                      23,428,328
                                                                                                              ---------------

TRANSPORTATION BY AIR - 1.89%
         96,000  AIR CANADA CLASS A+                                                                                1,484,704
        455,000  EGL INCORPORATED+#                                                                                17,340,050
        397,500  LAN AIRLINES SA ADR                                                                               24,676,800
        129,200  PHI INCORPORATED+**                                                                                3,997,448
        709,573  PHI INCORPORATED (NON-VOTING)+                                                                    21,343,956

                                                                                                                   68,842,958
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.71%
      2,800,760  FLEETWOOD ENTERPRISES INCORPORATED+                                                               25,795,000
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
         74,800  OMNICARE INCORPORATED#                                                                             3,006,212
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $2,397,946,249)                                                                       3,310,273,277
                                                                                                              ---------------

PRINCIPAL                                                                    INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES - 0.04%

US TREASURY BILLS - 0.04%
$     1,500,000  US TREASURY BILL                                                4.92%           04/05/2007         1,486,928
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
TOTAL US TREASURY SECURITIES (COST $1,487,085)                                                                      1,486,928
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 11.77%
    429,771,225  WELLS FARGO MONEY MARKET TRUST~@                                                             $   429,771,225
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $429,771,225)                                                                  429,771,225
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,829,204,559)*                                   102.45%                                              $ 3,741,531,583

OTHER ASSETS AND LIABILITIES, NET                         (2.45)                                                  (89,471,860)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $ 3,652,059,723
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE 1940 ACT AS FUND HOLDS 5% OR MORE TO THE ISSUER'S OUTSTANDING VOTING SHARES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $429,771,225.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                   STRIKE PRICE     EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (1.97%)
           (400) ABM INDUSTRIES INCORPORATED CALL+                            $  25.00         04/21/2007     $       (72,000)
           (200) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL+              35.00         06/16/2007             (41,000)
           (350) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL+              40.00         06/16/2007             (15,750)
         (1,160) ASHLAND INCORPORATED CALL+                                      65.00         02/17/2007            (533,600)
         (1,160) ASHLAND INCORPORATED CALL+                                      60.00         04/21/2007          (1,171,600)
           (300) ASHLAND INCORPORATED CALL+                                      65.00         04/21/2007            (177,000)
            (50) BOYD GAMING CORPORATION CALL+                                   50.00         02/17/2007              (1,500)
           (475) BOYD GAMING CORPORATION CALL+                                   45.00         03/17/2007            (180,500)
           (250) BOYD GAMING CORPORATION CALL+                                   50.00         03/17/2007             (30,000)
         (1,000) CARPENTER TECHNOLOGY CORPORATION CALL+                          90.00         03/17/2007          (2,640,000)
         (2,200) CARPENTER TECHNOLOGY CORPORATION CALL+                          95.00         03/17/2007          (4,972,000)
         (1,400) CARPENTER TECHNOLOGY CORPORATION CALL                          100.00         06/16/2007          (3,234,000)
         (2,000) CHICAGO BRIDGE & IRON COMPANY NV CALL+                          25.00         04/21/2007          (1,020,000)
         (2,000) CHICAGO BRIDGE & IRON COMPANY NV CALL                           25.00         07/21/2007          (1,280,000)
           (800) CHICAGO BRIDGE & IRON COMPANY NV CALL                           30.00         07/21/2007            (236,000)
           (500) CHICAGO BRIDGE & IRON COMPANY NV CALL+                          30.00         04/21/2007             (85,000)
           (250) CV THERAPEUTICS INCORPORATED CALL+                              12.50         02/17/2007             (31,250)
           (650) CV THERAPEUTICS INCORPORATED CALL+                              15.00         02/17/2007             (13,000)
           (200) CV THERAPEUTICS INCORPORATED CALL+                              10.00         04/21/2007             (92,000)
           (400) CV THERAPEUTICS INCORPORATED CALL+                              12.50         04/21/2007            (128,000)
         (2,750) CV THERAPEUTICS INCORPORATED CALL+                              15.00         04/21/2007            (605,000)
         (2,650) CV THERAPEUTICS INCORPORATED CALL+                              17.50         04/21/2007            (371,000)
         (1,400) CV THERAPEUTICS INCORPORATED CALL+                              20.00         04/21/2007            (112,000)
           (500) CV THERAPEUTICS INCORPORATED PUT+                               12.50         02/17/2007             (10,000)
           (300) CV THERAPEUTICS INCORPORATED PUT+                               15.00         02/17/2007             (46,500)
           (300) DISCOVERY HOLDING COMPANY CALL+                                 17.50         07/21/2007             (16,500)
         (4,000) EGL INCORPORATED CALL+                                          30.00         02/17/2007          (3,200,000)
           (150) EGL INCORPORATED CALL+                                          35.00         02/17/2007             (45,000)
           (970) ENCORE WIRE CORPORATION CALL+                                   17.50         02/17/2007            (601,400)
         (6,428) ENCORE WIRE CORPORATION CALL+                                   20.00         02/17/2007          (2,378,360)
         (1,000) ENCORE WIRE CORPORATION CALL+                                   17.50         05/19/2007            (670,000)
         (1,000) ENCORE WIRE CORPORATION CALL+                                   20.00         05/19/2007            (460,000)
           (200) HELIX ENERGY SOLUTIONS GROUP INCORPORATED CALL+                 35.00         06/16/2007             (41,000)
           (100) HYDRIL COMPANY CALL                                             70.00         06/16/2007            (158,000)
           (100) HYDRIL COMPANY CALL                                             75.00         06/16/2007            (127,000)
         (1,000) HYDRIL COMPANY CALL+                                            60.00         03/17/2007          (1,980,000)
           (300) HYDRIL COMPANY CALL+                                            65.00         03/17/2007            (441,000)
         (1,000) IPSCO INCORPORATED CALL+                                        80.00         03/17/2007          (2,150,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                              STRIKE PRICE     EXPIRATION DATE       VALUE
         (4,400) IPSCO INCORPORATED CALL+                                     $  85.00         03/17/2007     $    (7,568,000)
         (1,500) IPSCO INCORPORATED CALL+                                        90.00         03/17/2007          (1,725,000)
           (800) IPSCO INCORPORATED CALL+                                        90.00         06/16/2007          (1,158,400)
         (1,050) JARDEN CORPORATION CALL+                                        25.00         04/21/2007          (1,249,500)
           (700) JARDEN CORPORATION CALL+                                        30.00         04/21/2007            (504,000)
           (800) JARDEN CORPORATION CALL+                                        35.00         04/21/2007            (248,000)
           (300) JARDEN CORPORATION CALL+                                        30.00         07/21/2007            (237,000)
           (200) LIGHTBRIDGE INCORPORATED CALL+                                  15.00         04/21/2007             (31,000)
           (200) LIGHTBRIDGE INCORPORATED CALL+                                  15.00         07/21/2007             (45,000)
           (300) LIGHTBRIDGE INCORPORATED CALL+                                  17.50         07/21/2007             (27,000)
         (1,190) MARINER ENERGY INCORPORATED CALL                                20.00         05/19/2007            (178,500)
         (1,200) MATRIX SERVICE COMPANY CALL                                     17.50         05/19/2007            (270,000)
           (800) MCMORAN EXPLORATION COMPANY CALL+                               17.50         02/17/2007              (4,000)
           (700) MPS GROUP INCORPORATED CALL+                                    15.00         03/17/2007             (49,000)
           (300) NEWFIELD EXPLORATION COMPANY CALL+                              40.00         03/17/2007            (123,000)
           (600) NEWFIELD EXPLORATION COMPANY CALL+                              40.00         02/17/2007            (222,600)
           (500) NEWFIELD EXPLORATION COMPANY CALL+                              35.00         06/16/2007            (450,000)
           (400) NOBLE ENERGY INCORPORATED CALL+                                 40.00         02/17/2007            (532,000)
            (50) NOBLE ENERGY INCORPORATED CALL+                                 45.00         02/17/2007             (41,500)
           (500) NOBLE ENERGY INCORPORATED CALL+                                 50.00         02/17/2007            (200,000)
           (200) NOBLE ENERGY INCORPORATED CALL+                                 55.00         03/17/2007             (31,000)
           (400) NOBLE ENERGY INCORPORATED CALL+                                 50.00         05/19/2007            (228,000)
           (100) NOBLE ENERGY INCORPORATED CALL+                                 55.00         05/19/2007             (28,500)
           (300) OCEANEERING INTERNATIONAL INCORPORATED CALL+                    40.00         02/17/2007             (27,000)
           (300) OCEANEERING INTERNATIONAL INCORPORATED CALL+                    35.00         04/21/2007            (171,000)
           (500) OCEANEERING INTERNATIONAL INCORPORATED CALL+                    40.00         04/21/2007            (132,500)
         (1,600) OM GROUP INCORPORATED CALL+                                     40.00         03/17/2007          (1,520,000)
         (1,663) OM GROUP INCORPORATED CALL+                                     45.00         03/17/2007          (1,031,060)
         (1,000) OM GROUP INCORPORATED CALL+                                     50.00         06/16/2007            (530,000)
           (748) OMNICARE INCORPORATED CALL+                                     37.50         03/17/2007            (269,280)
           (490) PARKER DRILLING COMPANY CALL+                                    7.50         04/21/2007             (93,100)
           (797) PAYLESS SHOESOURCE INCORPORATED CALL+                           25.00         03/17/2007            (725,270)
           (500) PETROHAWK ENERGY CORPORATION CALL+                              10.00         03/17/2007             (92,500)
           (486) PETROHAWK ENERGY CORPORATION CALL+                              12.50         03/17/2007             (14,580)
           (400) PIONEER NATURAL RESOURCES COMPANY CALL+                         40.00         03/17/2007             (90,000)
           (300) PIONEER NATURAL RESOURCES COMPANY CALL+                         40.00         06/16/2007            (102,000)
           (100) R.H. DONNELLY CORPORATION CALL                                  65.00         05/19/2007             (47,000)
           (100) R.H. DONNELLY CORPORATION CALL+                                 65.00         02/17/2007             (20,500)
           (250) R.H. DONNELLY CORPORATION CALL+                                 70.00         05/19/2007             (58,750)
           (500) RANGE RESOURCES CORPORATION CALL+                               22.50         03/17/2007            (415,000)
           (500) RANGE RESOURCES CORPORATION CALL+                               25.00         03/17/2007            (295,000)
           (500) RANGE RESOURCES CORPORATION CALL+                               27.50         03/17/2007            (185,000)
         (1,000) RANGE RESOURCES CORPORATION CALL+                               27.50         06/16/2007            (480,000)
         (1,500) RANGE RESOURCES CORPORATION CALL+                               30.00         06/16/2007            (510,000)
         (1,500) RANGE RESOURCES CORPORATION CALL+                               32.50         06/16/2007            (315,000)
         (1,500) RANGE RESOURCES CORPORATION CALL+                               35.00         06/16/2007            (195,000)
           (200) SMITH INTERNATIONAL INCORPORATED CALL                           12.50         07/21/2007             (49,500)
           (200) SMITH INTERNATIONAL INCORPORATED CALL+                          37.50         02/17/2007             (50,000)
           (500) SMITH INTERNATIONAL INCORPORATED CALL+                          40.00         02/17/2007             (45,000)
           (500) SMITH INTERNATIONAL INCORPORATED CALL+                          40.00         04/21/2007            (102,500)
         (1,884) STEEL DYNAMICS INCORPORATED CALL+                               30.00         03/17/2007          (1,695,600)
         (2,000) STEEL DYNAMICS INCORPORATED CALL+                               27.50         05/19/2007          (2,420,000)
         (5,500) STEEL DYNAMICS INCORPORATED CALL+                               30.00         05/19/2007          (5,500,000)
         (6,190) STEEL DYNAMICS INCORPORATED CALL+                               32.50         05/19/2007          (4,890,100)
           (500) STEEL DYNAMICS INCORPORATED CALL+                               35.00         05/19/2007            (300,000)
           (500) TRANSOCEAN INCORPORATED CALL                                    80.00         05/19/2007            (200,000)
           (400) TRANSOCEAN INCORPORATED CALL+                                   70.00         05/19/2007            (416,000)
         (1,000) TRANSOCEAN INCORPORATED CALL+                                   75.00         05/19/2007            (720,000)
           (250) TWEEN BRANDS INCOPORATED CALL+                                  35.00         03/17/2007             (33,750)
           (800) U.S. CONCRETE INCORPORATED CALL+                                 7.50         03/17/2007             (64,000)
           (693) UNITED STATES STEEL CORPORATION CALL                            65.00         07/21/2007          (1,510,740)
           (295) UNITED STATES STEEL CORPORATION CALL                            70.00         07/21/2007            (548,700)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                              STRIKE PRICE     EXPIRATION DATE       VALUE
           (525) UNITED STATES STEEL CORPORATION CALL+                        $  55.00         07/21/2007     $    (1,554,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(56,727,808))                                                       $   (71,937,390)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.13%

AEROSPACE, DEFENSE - 1.67%
        174,219  BE AEROSPACE INCORPORATED+                                                                   $     5,188,242
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 1.88%
        107,800  LIFE TIME FITNESS INCORPORATED+                                                                    5,842,760
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 4.13%
         28,872  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                              2,296,479
        100,800  AEROPOSTALE INCORPORATED+                                                                          3,622,752
        237,068  CASUAL MALE RETAIL GROUP INCORPORATED+                                                             2,958,609
         10,600  DSW INCORPORATED CLASS A+                                                                            424,954
         30,093  UNDER ARMOUR INCORPORATED+                                                                         1,528,724
         80,800  URBAN OUTFITTERS INCORPORATED+                                                                     1,971,520

                                                                                                                   12,803,038
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.77%
         32,800  GUESS? INCORPORATED+                                                                               2,365,208
         56,500  PHILLIPS-VAN HEUSEN CORPORATION                                                                    3,115,975

                                                                                                                    5,481,183
                                                                                                              ---------------

BUSINESS SERVICES - 12.27%
         34,100  ALLIANCE DATA SYSTEMS CORPORATION+                                                                 2,316,413
        301,400  BEA SYSTEMS INCORPORATED+<<                                                                        3,716,262
         72,800  CERNER CORPORATION+                                                                                3,270,904
        163,900  CITRIX SYSTEMS INCORPORATED+                                                                       5,190,713
         86,500  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                7,377,585
        171,080  EMAGEON INCORPORATED+                                                                              2,052,960
         51,700  F5 NETWORKS INCORPORATED+                                                                          3,693,448
         97,100  ROBERT HALF INTERNATIONAL INCORPORATED                                                             3,951,970
        221,700  THE TRIZETTO GROUP INCORPORATED+                                                                   4,598,058
         53,006  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                       1,916,167

                                                                                                                   38,084,480
                                                                                                              ---------------

COMMUNICATIONS - 12.84%
        183,200  AMERICAN TOWER CORPORATION CLASS A+                                                                7,296,856
         98,300  EQUINIX INCORPORATED+                                                                              8,264,081
         66,200  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                        4,348,678
        142,631  NII HOLDINGS INCORPORATED+                                                                        10,526,168
        113,950  SAVVIS INCORPORATED+                                                                               5,107,239
         79,600  SBA COMMUNICATIONS CORPORATION+                                                                    2,364,916
        135,700  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                  1,928,297

                                                                                                                   39,836,235
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.74%
        110,600  BURGER KING HOLDINGS INCORPORATED                                                                  2,296,056
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.34%
        122,800  COVANTA HOLDING CORPORATION+                                                                       2,905,448
        161,800  WILLIAMS COMPANIES INCORPORATED                                                                    4,366,982

                                                                                                                    7,272,430
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.63%
         75,257  CIENA CORPORATION+                                                                                 2,113,969
          5,300  FIRST SOLAR INCORPORATED+                                                                            171,561
         77,200  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                            4,045,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        151,500  MICROSEMI CORPORATION+                                                                       $     2,757,300
        137,700  TESSERA TECHNOLOGIES INCORPORATED+                                                                 5,265,648

                                                                                                                   14,353,758
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.97%
         58,100  GEN-PROBE INCORPORATED+                                                                            3,004,932
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.28%
        173,500  LADISH COMPANY INCORPORATED+                                                                       7,061,450
                                                                                                              ---------------

FOOD STORES - 0.48%
         25,497  PANERA BREAD COMPANY                                                                               1,503,303
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.70%
        128,100  DOLLAR GENERAL CORPORATION                                                                         2,170,014
                                                                                                              ---------------

HEALTH SERVICES - 3.15%
         88,600  COVANCE INCORPORATED+                                                                              5,462,190
         82,000  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                              4,308,280

                                                                                                                    9,770,470
                                                                                                              ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 3.21%
         68,851  FOSTER WHEELER LIMITED+                                                                            3,681,463
        121,500  MCDERMOTT INTERNATIONAL INCORPORATED+                                                              6,274,260

                                                                                                                    9,955,723
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.20%
        218,250  HILTON HOTELS CORPORATION<<                                                                        7,723,868
         46,200  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              2,201,430

                                                                                                                    9,925,298
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.63%
        121,919  ASTEC INDUSTRIES INCORPORATED+                                                                     4,390,303
         70,600  GAMESTOP CORPORATION CLASS A+                                                                      3,772,158

                                                                                                                    8,162,461
                                                                                                              ---------------

INSURANCE CARRIERS - 1.73%
        158,100  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                               5,375,400
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.98%
         62,400  CORRECTIONS CORPORATION OF AMERICA+                                                                3,040,128
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.53%
        266,400  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                    5,301,360
         47,900  C.R. BARD INCORPORATED                                                                             3,952,708
         34,009  DENTSPLY INTERNATIONAL INCORPORATED                                                                1,048,838
         85,100  ENERGY CONVERSION DEVICES INCORPORATED+                                                            2,931,695
        217,250  ev3 INCORPORATED+<<                                                                                4,001,745
         62,600  HAEMONETICS CORPORATION+                                                                           3,019,824
         59,300  RESMED INCORPORATED+<<                                                                             3,117,994

                                                                                                                   23,374,164
                                                                                                              ---------------

MEDICAL MANAGEMENT SERVICES - 1.11%
         67,100  COVENTRY HEALTH CARE INCORPORATED+<<                                                               3,459,005
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
METAL MINING - 3.83%
        244,712  GOLDCORP INCORPORATED                                                                        $     6,780,970
        180,200  PAN AMERICAN SILVER CORPORATION+<<                                                                 5,114,076

                                                                                                                   11,895,046
                                                                                                              ---------------

OIL & GAS EXTRACTION - 6.32%
         36,600  CANADIAN NATURAL RESOURCES LIMITED                                                                 1,830,732
        175,600  CHESAPEAKE ENERGY CORPORATION                                                                      5,199,516
         93,200  NEWFIELD EXPLORATION COMPANY+                                                                      3,989,892
        203,700  TETRA TECHNOLOGIES INCORPORATED+                                                                   4,717,692
        112,200  TODCO+                                                                                             3,885,486

                                                                                                                   19,623,318
                                                                                                              ---------------

PACKAGED FOODS - 1.21%
         98,900  IHS INCORPORATED+                                                                                  3,764,134
                                                                                                              ---------------

PERSONAL SERVICES - 0.76%
         78,200  COINSTAR INCORPORATED+                                                                             2,364,768
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.24%
         78,228  PRECISION CASTPARTS CORPORATION                                                                    6,953,687
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
         41,900  NUVEEN INVESTMENTS CLASS A                                                                         2,074,050
                                                                                                              ---------------

TRANSPORTATION BY AIR - 2.06%
        172,400  AMR CORPORATION+                                                                                   6,387,420
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.85%
         32,750  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                          1,003,133
         84,400  TRIUMPH GROUP INCORPORATED                                                                         4,743,280

                                                                                                                    5,746,413
                                                                                                              ---------------

TRANSPORTATION SERVICES - 1.07%
        178,000  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                3,314,360
                                                                                                              ---------------

WATER TRANSPORTATION - 0.57%
        102,450  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED+                                                      1,760,091
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.78%
        117,900  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                         3,476,871
         86,700  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               5,133,507

                                                                                                                    8,610,378
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 3.53%
         80,557  CONCEPTUS INCORPORATED+                                                                            1,868,117
        109,800  CYTYC CORPORATION+<<                                                                               3,175,416
        141,700  RELIANCE STEEL & ALUMINUM COMPANY                                                                  5,900,385

                                                                                                                   10,943,918
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $236,317,030)                                                                           301,398,113
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 7.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
        792,377  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               792,377

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
        134,444  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                              $       134,444

                                                                                                                      926,821
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.88%
$       253,687  ALPINE SECURITIZATION CORPORATION++                                5.28%        02/01/2007           253,687
         73,691  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37         02/15/2008            73,713
        245,638  AQUIFER FUNDING LIMITED                                            5.29         02/05/2007           245,496
        368,457  ATLAS CAPITAL FUNDING CORPORATION                                  5.30         02/26/2007           367,112
        204,699  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30         04/25/2007           204,707
        204,699  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.33         10/25/2007           204,692
        204,699  BANCO SANTANDER TOTTA LOAN+/-++                                    5.32         02/15/2008           204,719
        204,699  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36         06/19/2007           204,748
         17,678  BRYANT PARK FUNDING                                                5.28         02/15/2007            17,642
         18,423  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/14/2007            18,313
         65,504  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/15/2007            65,103
        741,991  CHARTA                                                             5.31         03/20/2007           736,916
          9,293  CHEYNE FINANCE LLC                                                 5.31         04/18/2007             9,191
        188,323  CHEYNE FINANCE LLC                                                 5.32         03/16/2007           187,144
        204,699  CHEYNE FINANCE LLC SERIES MTN+/-++                                 5.33         07/16/2007           204,721
      2,647,049  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,647,443)                                        5.36         02/01/2007         2,647,049
        718,082  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                       5.31         02/26/2007           715,461
        452,064  CULLINAN FINANCE CORPORATION                                       5.28         02/01/2007           452,064
        409,397  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                      5.28         06/25/2007           409,401
        180,135  DEER VALLEY FUNDING LLC++                                          5.32         02/27/2007           179,452
         37,591  DEER VALLEY FUNDING LLC++                                          5.32         02/28/2007            37,443
        409,397  FIVE FINANCE INCORPORATED SERIES MTN+/-++                          5.37         06/13/2007           409,495
        464,698  GEORGE STREET FINANCE LL++                                         5.30         02/26/2007           463,002
        117,497  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007           117,517
         16,376  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                        5.42         05/15/2007            16,380
         11,119  HUDSON-THAMES LLC++                                                5.31         04/04/2007            11,019
        294,594  HUDSON-THAMES LLC                                                  5.29         03/21/2007           292,535
        166,387  HUDSON-THAMES LLC++                                                5.33         02/20/2007           165,926
         14,738  HUDSON-THAMES LLC++                                                5.35         02/28/2007            14,680
        286,578  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007           286,681
        532,216  ING USA ANNUITY & LIFE INSURANCE+/-                                5.39         09/17/2007           532,216
        204,699  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.32         02/25/2008           204,703
      3,275,176  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,275,664)                                        5.36         02/01/2007         3,275,176
        828,579  JUPITER SECURITIZATION CORPORATION                                 5.28         02/13/2007           827,129
         81,879  K2 (USA) LLC+/-++                                                  5.33         09/28/2007            81,879
        122,819  KAUPTHING BANK SERIES MTN+/-++                                     5.40         03/20/2007           122,802
        526,075  KLIO FUNDING CORPORATION++                                         5.28         02/16/2007           524,923
        330,334  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         02/02/2007           330,285
        204,699  LIQUID FUNDING LIMITED++                                           5.31         03/05/2007           203,745
         49,128  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.29         02/20/2007            49,128
        204,699  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.30         03/06/2007           204,709
         81,879  MBIA GLOBAL FUNDING LLC+/-++                                       5.32         02/20/2007            81,880
        204,699  MORGAN STANLEY+/-                                                  5.30         07/12/2007           204,699
        204,699  MORGAN STANLEY+/-                                                  5.38         08/07/2007           204,699
        204,699  MORGAN STANLEY+/-                                                  5.48         07/27/2007           204,846
         37,869  MORGAN STANLEY SERIES EXL+/-                                       5.38         02/15/2008            37,887
         32,752  NATIONAL CITY BANK+/-                                              5.40         09/04/2007            32,758
        146,687  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48         07/20/2007           146,798
        165,814  NORTH SEA FUNDING                                                  5.30         02/28/2007           165,161
        409,397  NORTHERN ROCK PLC+/-++ss.                                          5.32         03/05/2008           409,454
        120,454  PARAGON MORTGAGES PLC SERIES 12A+/-++                              5.30         05/15/2007           120,454
        332,832  PICAROS FUNDING PLC                                                5.29         02/27/2007           331,570
        163,759  PREMIUM ASSET TRUST+/-++                                           5.48         12/21/2007           163,988
        204,699  PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37         12/16/2007           204,699

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        33,120  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34%        07/20/2007   $        33,124
        245,638  REGENCY MARKETS #1                                                 5.28         02/01/2007           245,638
        288,281  REGENCY MARKETS #1                                                 5.29         02/28/2007           287,145
        196,511  SAINT GERMAIN FUNDING++                                            5.30         03/02/2007           195,679
        409,397  SAINT GERMAIN FUNDING++                                            5.32         03/01/2007           407,727
        932,606  SHEFFIELD RECEIVABLES CORPORATION++                                5.28         02/12/2007           931,114
        163,759  SLM CORPORATION+/-++                                               5.32         02/12/2008           163,798
         16,376  STANFIELD VICTORIA FUNDING++                                       5.32         04/16/2007            16,200
        253,826  TASMAN FUNDING INCORPORATED++                                      5.28         02/05/2007           253,679
        268,876  TIERRA ALTA FUNDING I LIMITED                                      5.31         03/14/2007           267,270
         47,334  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/09/2007            47,334
        204,699  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.33         06/15/2007           204,721
        204,699  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33         03/09/2007           204,735
         21,289  VERSAILLES CDS LLC                                                 5.28         02/15/2007            21,245
         49,619  VERSAILLES CDS LLC                                                 5.31         03/22/2007            49,265
        140,833  ZELA FINANCE INCORPORATED++                                        5.33         03/12/2007           140,031

                                                                                                                   21,350,302
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,277,123)                                                         22,277,123
                                                                                                              ---------------
SHARES
SHORT-TERM INVESTMENTS - 2.46%
      7,619,916  WELLS FARGO MONEY MARKET TRUST~@                                                                   7,619,916
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,619,916)                                                                      7,619,916
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $266,214,069)*                                    106.77%                                               $   331,295,152

OTHER ASSETS AND LIABILITIES, NET                        (6.77)                                                   (21,000,077)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $   310,295,075
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,619,916.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.87%

AEROSPACE, DEFENSE - 1.74%
        148,352  BE AEROSPACE INCORPORATED+                                                                   $     4,417,923
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 3.17%
         23,726  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                              1,887,166
         82,400  AEROPOSTALE INCORPORATED+                                                                          2,961,456
          8,700  DSW INCORPORATED CLASS A+                                                                            348,783
         24,489  UNDER ARMOUR INCORPORATED+                                                                         1,244,041
         65,800  URBAN OUTFITTERS INCORPORATED+                                                                     1,605,520

                                                                                                                    8,046,966
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.52%
         23,900  PHILLIPS-VAN HEUSEN CORPORATION                                                                    1,318,085
                                                                                                              ---------------

BUSINESS SERVICES - 13.17%
        111,400  ADOBE SYSTEMS INCORPORATED+                                                                        4,330,118
         28,800  ALLIANCE DATA SYSTEMS CORPORATION+                                                                 1,956,384
         44,500  AUTODESK INCORPORATED+                                                                             1,945,540
        253,400  BEA SYSTEMS INCORPORATED+<<                                                                        3,124,422
         39,400  CERNER CORPORATION+                                                                                1,770,242
        134,000  CITRIX SYSTEMS INCORPORATED+                                                                       4,243,780
         63,400  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                5,407,386
         48,100  ELECTRONIC ARTS INCORPORATED+                                                                      2,405,000
         32,800  F5 NETWORKS INCORPORATED+                                                                          2,343,232
         93,900  ROBERT HALF INTERNATIONAL INCORPORATED                                                             3,821,730
         57,105  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                       2,064,346

                                                                                                                   33,412,180
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.52%
         60,000  GILEAD SCIENCES INCORPORATED+                                                                      3,859,200
                                                                                                              ---------------

COMMUNICATIONS - 10.42%
        113,300  AMERICAN TOWER CORPORATION CLASS A+                                                                4,512,739
         78,100  EQUINIX INCORPORATED+                                                                              6,565,867
        102,590  NII HOLDINGS INCORPORATED+                                                                         7,571,142
         94,400  SAVVIS INCORPORATED+                                                                               4,231,008
         65,000  SBA COMMUNICATIONS CORPORATION+                                                                    1,931,150
        114,100  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                  1,621,361

                                                                                                                   26,433,267
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.77%
         41,300  MARSHALL & ILSLEY CORPORATION                                                                      1,943,578
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.74%
         90,600  BURGER KING HOLDINGS INCORPORATED+                                                                 1,880,856
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.46%
        107,700  COVANTA HOLDING CORPORATION+                                                                       2,548,182
        136,600  WILLIAMS COMPANIES INCORPORATED                                                                    3,686,834

                                                                                                                    6,235,016
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.03%
         60,457  CIENA CORPORATION+                                                                                 1,698,237
         31,800  COOPER INDUSTRIES LIMITED CLASS A                                                                  2,906,202
        127,100  MARVELL TECHNOLOGY GROUP LIMITED+                                                                  2,324,659
         54,060  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                            2,832,744

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        157,200  MICROSEMI CORPORATION+                                                                       $     2,861,040
         63,100  NETWORK APPLIANCE INCORPORATED+                                                                    2,372,560
         33,600  NVIDIA CORPORATION+                                                                                1,029,840
        113,345  TESSERA TECHNOLOGIES INCORPORATED+                                                                 4,334,313

                                                                                                                   20,359,595
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.11%
         53,900  CELGENE CORPORATION+                                                                               2,893,352
         47,600  GEN-PROBE INCORPORATED+                                                                            2,461,872

                                                                                                                    5,355,224
                                                                                                              ---------------

FOOD STORES - 0.48%
         20,856  PANERA BREAD COMPANY                                                                               1,229,670
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 2.27%
        105,000  DOLLAR GENERAL CORPORATION                                                                         1,778,700
         49,100  JC PENNEY COMPANY INCORPORATED                                                                     3,988,884

                                                                                                                    5,767,584
                                                                                                              ---------------

HEALTH SERVICES - 3.85%
         24,600  CAREMARK RX INCORPORATED                                                                           1,506,996
         72,700  COVANCE INCORPORATED+                                                                              4,481,955
         71,700  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                              3,767,118

                                                                                                                    9,756,069
                                                                                                              ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 3.28%
         59,718  FOSTER WHEELER LIMITED+                                                                            3,193,121
         99,500  MCDERMOTT INTERNATIONAL INCORPORATED+                                                              5,138,180

                                                                                                                    8,331,301
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.05%
        142,700  HILTON HOTELS CORPORATION<<                                                                        5,050,153
        108,300  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                        5,213,562

                                                                                                                   10,263,715
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.78%
         19,200  DEERE & COMPANY                                                                                    1,925,376
         48,600  GAMESTOP CORPORATION CLASS A+                                                                      2,596,698

                                                                                                                    4,522,074
                                                                                                              ---------------

INSURANCE CARRIERS - 1.32%
         98,300  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                               3,342,200
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.67%
        230,100  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                    4,578,990
         33,700  C.R. BARD INCORPORATED                                                                             2,780,924
         27,864  DENTSPLY INTERNATIONAL INCORPORATED                                                                  859,326
         50,600  ENERGY CONVERSION DEVICES INCORPORATED+                                                            1,743,170
         51,000  HAEMONETICS CORPORATION+                                                                           2,460,240
         37,200  RESMED INCORPORATED+<<                                                                             1,955,976

                                                                                                                   14,378,626
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MEDICAL MANAGEMENT SERVICES - 1.37%
         67,250  COVENTRY HEALTH CARE INCORPORATED+<<                                                         $     3,466,738
                                                                                                              ---------------

METAL MINING - 4.28%
        240,300  GOLDCORP INCORPORATED                                                                              6,658,713
        147,900  PAN AMERICAN SILVER CORPORATION+<<                                                                 4,197,402

                                                                                                                   10,856,115
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.76%
         57,500  CVS CORPORATION                                                                                    1,934,875
                                                                                                              ---------------

OIL & GAS EXTRACTION - 6.94%
         60,800  CANADIAN NATURAL RESOURCES LIMITED                                                                 3,041,216
        148,310  CHESAPEAKE ENERGY CORPORATION                                                                      4,391,459
         70,300  NEWFIELD EXPLORATION COMPANY+                                                                      3,009,543
        152,600  TETRA TECHNOLOGIES INCORPORATED+                                                                   3,534,216
         67,700  TODCO+                                                                                             2,344,451
         16,600  TRANSOCEAN INCORPORATED+                                                                           1,284,342

                                                                                                                   17,605,227
                                                                                                              ---------------

PACKAGED FOODS - 1.21%
         80,850  IHS INCORPORATED+                                                                                  3,077,151
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.24%
         63,949  PRECISION CASTPARTS CORPORATION                                                                    5,684,427
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.74%
         37,800  NUVEEN INVESTMENTS CLASS A                                                                         1,871,100
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.55%
         20,200  LOEWS CORPORATION - CAROLINA GROUP                                                                 1,384,508
                                                                                                              ---------------

TRANSPORTATION BY AIR - 2.13%
        145,683  AMR CORPORATION+                                                                                   5,397,555
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.55%
         26,800  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                            820,884
         33,500  TEXTRON INCORPORATED                                                                               3,121,195

                                                                                                                    3,942,079
                                                                                                              ---------------

TRANSPORTATION SERVICES - 1.07%
        145,050  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                2,700,831
                                                                                                              ---------------

WATER TRANSPORTATION - 0.58%
         85,600  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED+                                                      1,470,608
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.12%
        122,550  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                         3,614,000
         72,700  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               4,304,567

                                                                                                                    7,918,567
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 2.98%
         93,700  CYTYC CORPORATION+                                                                                 2,709,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
        116,500  RELIANCE STEEL & ALUMINUM COMPANY                                                            $     4,851,060

                                                                                                                    7,560,863
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $209,819,943)                                                                           245,723,773
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 5.61%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.23%
        505,990  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               505,990
         85,852  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       85,852

                                                                                                                      591,842
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.38%
$       161,998  ALPINE SECURITIZATION CORPORATION++                                5.28%        02/01/2007           161,998
         47,057  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37         02/15/2008            47,071
        156,858  AQUIFER FUNDING LIMITED                                            5.29         02/05/2007           156,767
        235,287  ATLAS CAPITAL FUNDING CORPORATION                                  5.30         02/26/2007           234,428
        130,715  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30         04/25/2007           130,720
        130,715  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.33         10/25/2007           130,711
        130,715  BANCO SANTANDER TOTTA LOAN+/-++                                    5.32         02/15/2008           130,728
        130,715  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36         06/19/2007           130,746
         11,289  BRYANT PARK FUNDING                                                5.28         02/15/2007            11,266
         11,764  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/14/2007            11,694
         41,829  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/15/2007            41,573
        473,815  CHARTA                                                             5.31         03/20/2007           470,574
          5,934  CHEYNE FINANCE LLC                                                 5.31         04/18/2007             5,869
        120,258  CHEYNE FINANCE LLC                                                 5.32         03/16/2007           119,505
        130,715  CHEYNE FINANCE LLC SERIES MTN+/-++                                 5.33         07/16/2007           130,729
      1,690,333  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,690,585)                                        5.36         02/01/2007         1,690,333
        458,548  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                       5.31         02/26/2007           456,874
        288,676  CULLINAN FINANCE CORPORATION                                       5.28         02/01/2007           288,676
        261,430  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                      5.28         06/25/2007           261,432
        115,029  DEER VALLEY FUNDING LLC++                                          5.32         02/27/2007           114,593
         24,004  DEER VALLEY FUNDING LLC++                                          5.32         02/28/2007            23,910
        261,430  FIVE FINANCE INCORPORATED SERIES MTN+/-++                          5.37         06/13/2007           261,492
        296,744  GEORGE STREET FINANCE LLC++                                        5.30         02/26/2007           295,660
         75,030  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007            75,043
         10,457  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                        5.42         05/15/2007            10,460
          7,100  HUDSON-THAMES LLC++                                                5.31         04/04/2007             7,036
        188,120  HUDSON-THAMES LLC                                                  5.29         03/21/2007           186,805
        106,250  HUDSON-THAMES LLC++                                                5.33         02/20/2007           105,956
          9,411  HUDSON-THAMES LLC++                                                5.35         02/28/2007             9,374
        183,001  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007           183,067
        339,859  ING USA ANNUITY & LIFE INSURANCE+/-                                5.39         09/17/2007           339,859
        130,715  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.32         02/25/2008           130,717
      2,091,437  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,091,748)                                        5.36         02/01/2007         2,091,437
        529,107  JUPITER SECURITIZATION CORPORATION                                 5.28         02/13/2007           528,182
         52,286  K2 (USA) LLC+/-++                                                  5.33         09/28/2007            52,286
         78,429  KAUPTHING BANK SERIES MTN+/-++                                     5.40         03/20/2007            78,418
        335,937  KLIO FUNDING CORPORATION++                                         5.28         02/16/2007           335,201
        210,942  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         02/02/2007           210,911
        130,715  LIQUID FUNDING LIMITED++                                           5.31         03/05/2007           130,106
         31,372  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.29         02/20/2007            31,372
        130,715  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.30         03/06/2007           130,721
         52,286  MBIA GLOBAL FUNDING LLC+/-++                                       5.32         02/20/2007            52,286
        130,715  MORGAN STANLEY+/-                                                  5.30         07/12/2007           130,715
        130,715  MORGAN STANLEY+/-                                                  5.38         08/07/2007           130,715

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       130,715  MORGAN STANLEY+/-                                                  5.48%        07/27/2007   $       130,809
         24,182  MORGAN STANLEY SERIES EXL+/-                                       5.38         02/15/2008            24,193
         20,914  NATIONAL CITY BANK+/-                                              5.40         09/04/2007            20,918
         93,670  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48         07/20/2007            93,741
        105,884  NORTH SEA FUNDING                                                  5.30         02/28/2007           105,467
        261,430  NORTHERN ROCK PLC+/-++ss.                                          5.32         03/05/2008           261,466
         76,918  PARAGON MORTGAGES PLC SERIES 12A+/-++                              5.30         05/15/2007            76,918
        212,537  PICAROS FUNDING PLC                                                5.29         02/27/2007           211,732
        104,572  PREMIUM ASSET TRUST+/-++                                           5.48         12/21/2007           104,718
        130,715  PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37         12/16/2007           130,715
         21,150  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34         07/20/2007            21,152
        156,858  REGENCY MARKETS #1                                                 5.28         02/01/2007           156,858
        184,088  REGENCY MARKETS #1                                                 5.29         02/28/2007           183,363
        125,486  SAINT GERMAIN FUNDING++                                            5.30         03/02/2007           124,955
        261,430  SAINT GERMAIN FUNDING++                                            5.32         03/01/2007           260,363
        595,537  SHEFFIELD RECEIVABLES CORPORATION++                                5.28         02/12/2007           594,584
        104,572  SLM CORPORATION+/-++                                               5.32         02/12/2008           104,597
         10,457  STANFIELD VICTORIA FUNDING++                                       5.32         04/16/2007            10,345
        162,086  TASMAN FUNDING INCORPORATED++                                      5.28         02/05/2007           161,992
        171,697  TIERRA ALTA FUNDING I LIMITED                                      5.31         03/14/2007           170,672
         30,227  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/09/2007            30,226
        130,715  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.33         06/15/2007           130,729
        130,715  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33         03/09/2007           130,738
         13,594  VERSAILLES CDS LLC                                                 5.28         02/15/2007            13,567
         31,685  VERSAILLES CDS LLC                                                 5.31         03/22/2007            31,459
         89,932  ZELA FINANCE INCORPORATED++                                        5.33         03/12/2007            89,422

                                                                                                                   13,633,715
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,225,557)                                                         14,225,557
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 3.24%
      8,212,241  WELLS FARGO MONEY MARKET TRUST~@                                                                   8,212,241
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,212,241)                                                                      8,212,241
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $232,257,741)*                                    105.72%                                               $   268,161,571

OTHER ASSETS AND LIABILITIES, NET                        (5.72)                                                   (14,508,844)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $   253,652,727
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,212,241.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 82.00%

AGRICULTURAL PRODUCTION CROPS - 2.21%
        648,000  DELTA & PINE LAND COMPANY                                                                    $    26,373,600
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.01%
          4,000  HANESBRANDS INCORPORATED+<<                                                                          102,320
                                                                                                              ---------------

BUSINESS SERVICES - 1.63%
        117,000  ELECTRONIC ARTS INCORPORATED+                                                                      5,850,000
        510,000  ELECTRONIC DATA SYSTEMS CORPORATION                                                               13,418,100
          5,000  SYMANTEC CORPORATION+<<                                                                               88,550

                                                                                                                   19,356,650
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.33%
        405,000  HOSPIRA INCORPORATED+                                                                             14,895,900
         46,900  PDL BIOPHARMA INCORPORATED+                                                                          961,919

                                                                                                                   15,857,819
                                                                                                              ---------------

COMMUNICATIONS - 0.87%
         28,600  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                          1,038,752
          3,000  IAC/INTERACTIVECORP+                                                                                 115,200
         59,100  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                6,045,930
        130,200  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                            3,172,974

                                                                                                                   10,372,856
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.22%
         30,000  BANK OF NEW YORK COMPANY INCORPORATED                                                              1,200,300
         89,359  FIRST FINANCIAL BANCORP                                                                            1,468,168

                                                                                                                    2,668,468
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.86%
        562,000  OSI RESTAURANT PARTNERS INCORPORATED                                                              22,193,380
                                                                                                              ---------------

EDUCATIONAL SERVICES - 1.43%
         55,000  APOLLO GROUP INCORPORATED CLASS A+                                                                 2,387,000
      1,120,000  CORINTHIAN COLLEGES INCORPORATED+                                                                 14,627,200

                                                                                                                   17,014,200
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 9.12%
      1,340,000  DUQUESNE LIGHT HOLDINGS INCORPORATED                                                              26,813,400
          2,263  DYNEGY INCORPORATED CLASS A+                                                                          15,954
      1,290,000  KEYSPAN CORPORATION                                                                               52,632,000
         15,000  PNM RESOURCES INCORPORATED                                                                           457,200
        755,000  WASTE MANAGEMENT INCORPORATED                                                                     28,674,900

                                                                                                                  108,593,454
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.47%
        950,000  AMERICAN POWER CONVERSION CORPORATION                                                             29,203,000
          5,000  FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                  58,150
         40,000  KLA-TENCOR CORPORATION                                                                             1,969,200
        593,474  NORTEL NETWORKS CORPORATION ADR+<<                                                                15,887,299
        250,000  XILINX INCORPORATED                                                                                6,075,000

                                                                                                                   53,192,649
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.11%
        100,000  SERVICEMASTER COMPANY                                                                        $     1,305,000
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 16.92%
      2,221,000  COCA-COLA ENTERPRISES INCORPORATED                                                                45,574,920
        740,000  CONAGRA FOODS INCORPORATED                                                                        19,025,400
      3,455,000  DEL MONTE FOODS COMPANY                                                                           39,594,300
         58,200  HERCULES INCORPORATED+                                                                             1,141,302
        657,200  SARA LEE CORPORATION                                                                              11,270,980
        770,000  THE HERSHEY COMPANY<<                                                                             39,300,800
        720,000  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                              22,838,400
        538,000  TYSON FOODS INCORPORATED CLASS A                                                                   9,549,500
        255,000  WM. WRIGLEY JR. COMPANY<<                                                                         13,137,600

                                                                                                                  201,433,202
                                                                                                              ---------------

FOOD STORES - 5.95%
        555,000  KONINKLIJKE AHOLD NV+                                                                              5,569,892
      2,550,000  KROGER COMPANY                                                                                    65,280,000

                                                                                                                   70,849,892
                                                                                                              ---------------

HEALTH SERVICES - 0.57%
        402,000  NEKTAR THERAPEUTICS+                                                                               5,105,400
         40,000  TRIAD HOSPITALS INCORPORATED+                                                                      1,700,000

                                                                                                                    6,805,400
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.69%
      1,195,000  APPLIED MATERIALS INCORPORATED<<                                                                  21,187,350
      1,339,000  PALL CORPORATION                                                                                  46,543,640

                                                                                                                   67,730,990
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.44%
        983,100  MARSH & MCLENNAN COMPANIES INCORPORATED                                                           29,001,450
                                                                                                              ---------------

INSURANCE CARRIERS - 1.75%
        673,100  OHIO CASUALTY CORPORATION                                                                         19,883,374
         10,000  SAFECO CORPORATION                                                                                   640,100
          5,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                            254,250

                                                                                                                   20,777,724
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.76%
        216,000  BAXTER INTERNATIONAL INCORPORATED                                                                 10,726,560
        700,000  BIOMET INCORPORATED                                                                               29,652,000
        200,000  MILLIPORE CORPORATION+                                                                            13,696,000
        235,000  PERKINELMER INCORPORATED                                                                           5,609,450
        360,000  ST. JUDE MEDICAL INCORPORATED+                                                                    15,393,600
        205,000  ZIMMER HOLDINGS INCORPORATED+                                                                     17,265,100

                                                                                                                   92,342,710
                                                                                                              ---------------

METAL MINING - 9.65%
         75,000  ANGLOGOLD ASHANTI LIMITED ADR<<                                                                    3,525,000
      1,360,000  BARRICK GOLD CORPORATION<<                                                                        40,283,200
        860,100  GOLD FIELDS LIMITED ADR<<                                                                         14,527,089
          4,000  GOLDCORP INCORPORATED                                                                                110,840
        975,000  KINROSS GOLD CORPORATION+                                                                         12,967,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
METAL MINING (continued)
        964,000  NEWMONT MINING CORPORATION                                                                   $    43,476,400

                                                                                                                  114,890,029
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.01%
          5,000  MATTEL INCORPORATED                                                                                  121,800
                                                                                                              ---------------

OIL & GAS EXTRACTION - 0.01%
          6,000  HANOVER COMPRESSOR COMPANY+                                                                          116,100
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 2.99%
      1,180,000  MEADWESTVACO CORPORATION                                                                          35,565,200
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.27%
         30,500  CBS CORPORATION CLASS B<<                                                                            950,685
      2,955,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                          49,909,950

                                                                                                                   50,860,635
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.01%
          1,000  LEGG MASON INCORPORATED                                                                              104,850
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.03%
         10,000  CABOT MICROELECTRONICS CORPORATION+                                                                  301,900
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.00%
            727  EXPEDIA INCORPORATED+                                                                                 15,594
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.69%
        215,670  SUPERVALU INCORPORATED                                                                             8,191,147
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $871,051,458)                                                                           976,139,019
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 3.07%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
      1,301,126  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             1,301,126
        220,764  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      220,764

                                                                                                                    1,521,890
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.94%
$       416,568  ALPINE SECURITIZATION CORPORATION++                                5.28%        02/01/2007           416,568
        121,005  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37         02/15/2008           121,040
        403,351  AQUIFER FUNDING LIMITED                                            5.29         02/05/2007           403,117
        605,027  ATLAS CAPITAL FUNDING CORPORATION                                  5.30         02/26/2007           602,818
        336,126  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30         04/25/2007           336,139
        336,126  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.33         10/25/2007           336,116
        336,126  BANCO SANTANDER TOTTA LOAN+/-++                                    5.32         02/15/2008           336,160
        336,126  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36         06/19/2007           336,207
         29,028  BRYANT PARK FUNDING                                                5.28         02/15/2007            28,969
         30,251  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/14/2007            30,071
        107,560  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/15/2007           106,903
      1,218,389  CHARTA                                                             5.31         03/20/2007         1,210,056
         15,260  CHEYNE FINANCE LLC                                                 5.31         04/18/2007            15,091
        309,236  CHEYNE FINANCE LLC                                                 5.32         03/16/2007           307,300
        336,126  CHEYNE FINANCE LLC SERIES MTN+/-++                                 5.33         07/16/2007           336,163
      4,346,597  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,347,244)                                        5.36         02/01/2007         4,346,597

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,179,130  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                       5.31%        02/26/2007   $     1,174,826
        742,314  CULLINAN FINANCE CORPORATION                                       5.28         02/01/2007           742,314
        672,252  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                      5.28         06/25/2007           672,259
        295,791  DEER VALLEY FUNDING LLC++                                          5.32         02/27/2007           294,670
         61,726  DEER VALLEY FUNDING LLC++                                          5.32         02/28/2007            61,483
        672,252  FIVE FINANCE INCORPORATED SERIES MTN+/-++                          5.37         06/13/2007           672,413
        763,060  GEORGE STREET FINANCE LLC++                                        5.30         02/26/2007           760,274
        192,936  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007           192,969
         26,890  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                        5.42         05/15/2007            26,897
         18,258  HUDSON-THAMES LLC++                                                5.31         04/04/2007            18,094
        483,739  HUDSON-THAMES LLC                                                  5.29         03/21/2007           480,358
        273,217  HUDSON-THAMES LLC++                                                5.33         02/20/2007           272,460
         24,201  HUDSON-THAMES LLC++                                                5.35         02/28/2007            24,106
        470,576  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007           470,746
        873,927  ING USA ANNUITY & LIFE INSURANCE+/-                                5.39         09/17/2007           873,927
        336,126  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.32         02/25/2008           336,133
      5,378,015  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,378,816)                                        5.36         02/01/2007         5,378,015
      1,360,571  JUPITER SECURITIZATION CORPORATION                                 5.28         02/13/2007         1,358,190
        134,450  K2 (USA) LLC+/-++                                                  5.33         09/28/2007           134,450
        201,676  KAUPTHING BANK SERIES MTN+/-++                                     5.40         03/20/2007           201,647
        863,844  KLIO FUNDING CORPORATION++                                         5.28         02/16/2007           861,952
        542,427  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         02/02/2007           542,345
        336,126  LIQUID FUNDING LIMITED++                                           5.31         03/05/2007           334,560
         80,670  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.29         02/20/2007            80,671
        336,126  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.30         03/06/2007           336,143
        134,450  MBIA GLOBAL FUNDING LLC+/-++                                       5.32         02/20/2007           134,452
        336,126  MORGAN STANLEY+/-                                                  5.30         07/12/2007           336,126
        336,126  MORGAN STANLEY+/-                                                  5.38         08/07/2007           336,126
        336,126  MORGAN STANLEY+/-                                                  5.48         07/27/2007           336,368
         62,183  MORGAN STANLEY SERIES EXL+/-                                       5.38         02/15/2008            62,212
         53,780  NATIONAL CITY BANK+/-                                              5.40         09/04/2007            53,790
        240,868  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48         07/20/2007           241,051
        272,275  NORTH SEA FUNDING                                                  5.30         02/28/2007           271,203
        672,252  NORTHERN ROCK PLC+/-++ss.                                          5.32         03/05/2008           672,346
        197,791  PARAGON MORTGAGES PLC SERIES 12A+/-++                              5.30         05/15/2007           197,791
        546,527  PICAROS FUNDING PLC                                                5.29         02/27/2007           544,456
        268,901  PREMIUM ASSET TRUST+/-++                                           5.48         12/21/2007           269,277
        336,126  PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37         12/16/2007           336,126
         54,385  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34         07/20/2007            54,391
        403,351  REGENCY MARKETS #1                                                 5.28         02/01/2007           403,351
        473,373  REGENCY MARKETS #1                                                 5.29         02/28/2007           471,508
        322,681  SAINT GERMAIN FUNDING++                                            5.30         03/02/2007           321,316
        672,252  SAINT GERMAIN FUNDING++                                            5.32         03/01/2007           669,509
      1,531,390  SHEFFIELD RECEIVABLES CORPORATION++                                5.28         02/12/2007         1,528,940
        268,901  SLM CORPORATION+/-++                                               5.32         02/12/2008           268,965
         26,890  STANFIELD VICTORIA FUNDING++                                       5.32         04/16/2007            26,600
        416,796  TASMAN FUNDING INCORPORATED++                                      5.28         02/05/2007           416,554
        441,508  TIERRA ALTA FUNDING I LIMITED                                      5.31         03/14/2007           438,872
         77,726  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/09/2007            77,724
        336,126  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.33         06/15/2007           336,163
        336,126  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33         03/09/2007           336,186
         34,957  VERSAILLES CDS LLC                                                 5.28         02/15/2007            34,886
         81,477  VERSAILLES CDS LLC                                                 5.31         03/22/2007            80,896
        231,255  ZELA FINANCE INCORPORATED++                                        5.33         03/12/2007           229,940

                                                                                                                   35,058,342
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $36,580,232)                                                         36,580,232
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 18.73%
    222,969,786  WELLS FARGO MONEY MARKET TRUST~@                                                             $   222,969,786
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $222,969,786)                                                                  222,969,786
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,130,601,476)*                                  103.80%                                               $ 1,235,689,037

OTHER ASSETS AND LIABILITIES, NET                        (3.80)                                                   (45,240,604)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $ 1,190,448,433
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $222,969,786.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 86.43%

APPAREL & ACCESSORY STORES - 2.74%
        530,000  NORDSTROM INCORPORATED<<                                                                     $    29,526,300
      1,030,000  URBAN OUTFITTERS INCORPORATED+                                                                    25,132,000

                                                                                                                   54,658,300
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.61%
      1,433,100  AUTONATION INCORPORATED+                                                                          32,173,095
                                                                                                              ---------------

BUSINESS SERVICES - 14.10%
      1,585,000  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                            29,956,500
      2,660,000  CNET NETWORKS INCORPORATED+                                                                       24,339,000
        310,000  ELECTRONIC ARTS INCORPORATED+                                                                     15,500,000
        545,000  HYPERION SOLUTIONS CORPORATION+                                                                   23,009,900
      1,055,000  IMS HEALTH INCORPORATED<<                                                                         30,447,300
      2,385,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                      31,386,600
      1,275,000  JUNIPER NETWORKS INCORPORATED<<+                                                                  23,103,000
        225,000  OMNICOM GROUP INCORPORATED<<                                                                      23,670,000
      1,744,000  RED HAT INCORPORATED+%%                                                                           39,641,120
      1,823,100  UNISYS CORPORATION+%%                                                                             15,715,122
      1,035,000  VERISIGN INCORPORATED<<+                                                                          24,736,500

                                                                                                                  281,505,042
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 4.86%
        625,000  AMYLIN PHARMACEUTICALS INCORPORATED+                                                              24,237,500
      1,360,000  PDL BIOPHARMA INCORPORATED+                                                                       27,893,600
        710,000  PRAXAIR INCORPORATED%%                                                                            44,772,600

                                                                                                                   96,903,700
                                                                                                              ---------------

COMMUNICATIONS - 4.81%
      1,070,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                       32,410,300
        740,000  COMCAST CORPORATION CLASS A+                                                                      32,160,400
        150,000  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                               15,345,000
        657,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                           16,011,090

                                                                                                                   95,926,790
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 1.72%
        565,000  BANK OF NEW YORK COMPANY INCORPORATED                                                             22,605,650
        295,000  FIFTH THIRD BANCORP<<                                                                             11,770,500

                                                                                                                   34,376,150
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.50%
      1,260,000  NISOURCE INCORPORATED                                                                             29,988,000
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.48%
      9,462,600  ARM HOLDINGS PLC                                                                                  22,588,433
      2,440,000  CELESTICA INCORPORATED+                                                                           14,542,400
        605,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                           31,702,000
      1,670,000  MICRON TECHNOLOGY INCORPORATED<<+                                                                 21,626,500
        995,000  MOLEX INCORPORATED CLASS A                                                                        26,158,550
      3,620,000  SANMINA-SCI CORPORATION+%%                                                                        12,670,000

                                                                                                                  129,287,883
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.66%
        880,000  ACCENTURE LIMITED CLASS A%%                                                                       33,220,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.79%
        325,000  FORTUNE BRANDS INCORPORATED                                                                  $    27,209,000
        558,000  ILLINOIS TOOL WORKS INCORPORATED                                                                  28,452,420

                                                                                                                   55,661,420
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.24%
        780,000  PEPSI BOTTLING GROUP INCORPORATED                                                                 24,671,400
                                                                                                              ---------------

FORESTRY - 1.18%
        315,000  WEYERHAEUSER COMPANY                                                                              23,625,000
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.66%
        495,000  TARGET CORPORATION                                                                                30,373,200
         94,700  TJX COMPANIES INCORPORATED                                                                         2,800,279

                                                                                                                   33,173,479
                                                                                                              ---------------

HEALTH SERVICES - 1.28%
      1,310,000  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                              25,479,500
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.50%
        710,000  BED BATH & BEYOND INCORPORATED<<+                                                                 29,954,900
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.07%
        480,000  AMERICAN STANDARD COMPANIES INCORPORATED                                                          23,707,200
        500,000  DOVER CORPORATION+                                                                                24,800,000
        865,000  PALL CORPORATION%%                                                                                30,067,400
      1,640,000  PALM INCORPORATED+                                                                                22,681,200

                                                                                                                  101,255,800
                                                                                                              ---------------

INSURANCE CARRIERS - 6.15%
        470,000  ACE LIMITED%%                                                                                     27,156,600
        280,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                24,668,000
        415,000  MGIC INVESTMENT CORPORATION                                                                       25,613,800
        416,000  RENAISSANCERE HOLDINGS LIMITED                                                                    22,160,320
        334,000  XL CAPITAL LIMITED CLASS A<<                                                                      23,046,000

                                                                                                                  122,644,720
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.49%
        242,000  MEDTRONIC INCORPORATED                                                                            12,934,900
        390,000  ROCKWELL AUTOMATION INCORPORATED<<                                                                23,871,900
        580,000  WATERS CORPORATION<<+                                                                             32,880,200

                                                                                                                   69,687,000
                                                                                                              ---------------

METAL MINING - 0.65%
        225,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               12,939,750
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 3.07%
        920,000  CVS CORPORATION<<                                                                                 30,958,000
      1,175,000  STAPLES INCORPORATED<<                                                                            30,221,000

                                                                                                                   61,179,000
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.52%
      1,205,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                         30,281,650
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION - 7.63%
        506,000  APACHE CORPORATION                                                                           $    36,922,820
        606,000  GLOBALSANTAFE CORPORATION                                                                         35,154,060
        480,000  TRANSOCEAN INCORPORATED+                                                                          37,137,600
      1,065,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                43,004,700

                                                                                                                  152,219,180
                                                                                                              ---------------

PERSONAL SERVICES - 1.31%
        627,200  REGIS CORPORATION                                                                                 26,210,688
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
        515,000  E.W. SCRIPPS COMPANY CLASS A                                                                      25,147,450
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.16%
        220,000  LEGG MASON INCORPORATED                                                                           23,067,000
                                                                                                              ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.32%
      1,035,000  ASML HOLDING NV NEW YORK REGISTERED SHARES+                                                       26,413,200
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 1.35%
        327,000  MOHAWK INDUSTRIES INCORPORATED+                                                                   26,951,340
                                                                                                              ---------------

TRANSPORTATION BY AIR - 2.02%
        412,500  AIR CANADA+                                                                                        6,379,589
        645,800  AIR CANADA CLASS A+                                                                                9,987,729
      1,585,000  SOUTHWEST AIRLINES COMPANY                                                                        23,933,500

                                                                                                                   40,300,818
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.30%
        333,000  MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                        26,013,962
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $1,312,184,309)                                                                       1,724,916,217
                                                                                                              ---------------

INVESTMENT COMPANIES - 2.84%

STOCK FUNDS - 2.84%
        435,000  iSHARES S&P SMALLCAP 600 INDEX FUND                                                               29,292,900
        180,000  MIDCAP SPDR TRUST SERIES 1                                                                        27,253,800

TOTAL INVESTMENT COMPANIES (COST $39,827,603)                                                                      56,546,700
                                                                                                              ---------------

CONTRACTS                                                                   STRIKE PRICE    EXPIRATION DATE
OPTIONS - 0.07%
            900  ACCENTURE LIMITED CLASS A PUT+                               $  35.00         05/19/2007              58,500
            200  ACE LIMITED PUT+                                                60.00         05/19/2007              64,000
          1,100  PALL CORPORATION PUT+                                           35.00         03/17/2007             110,000
            900  PRAXAIR INCORPORATED PUT+                                       60.00         04/21/2007              67,500
          1,000  RED HAT INCORPORATED PUT+                                       30.00         03/17/2007             720,000
         18,231  UNISYS CORPORATION PUT+                                          7.50         04/21/2007             182,310
            650  WATERS CORPORATION PUT+                                         55.00         05/19/2007             113,750

TOTAL OPTIONS (PREMIUMS PAID $3,524,932)                                                                            1,316,060
                                                                                                              ---------------

SHARES
RIGHTS - 0.00%
        566,000  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                      0
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                               MATURITY DATE         VALUE
EXCHANGEABLE NOTES - 4.54%
        369,400  BAKER HUGHES INCORPORATED+                                                    07/20/2007     $    25,433,190
        495,000  BEST BUY CORPORATION+                                                         08/02/2007          24,769,800
        241,500  ELECTRONIC ARTS INCORPORATED+                                                 04/18/2007          12,319,398
        255,000  MEDTRONIC INCORPORATED+                                                       02/24/2007          13,349,250
        284,000  UNITEDHEALTHCARE GROUP INCORPORATED+                                          05/18/2007          14,739,600

TOTAL EXCHANGEABLE NOTES (COST $87,749,164)                                                                        90,611,238
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 10.62%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.44%
      7,542,051  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             7,542,051
      1,279,673  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,279,673

                                                                                                                    8,821,724
                                                                                                              ---------------

PRINCIPAL                                                                    INTEREST RATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.18%
$     2,414,658  ALPINE SECURITIZATION CORPORATION++                              5.28%        02/01/2007           2,414,658
        701,414  AMERICAN GENERAL FINANCE CORPORATION+/-++                        5.37         02/15/2008             701,618
      2,338,048  AQUIFER FUNDING LIMITED                                          5.29         02/05/2007           2,336,692
      3,507,071  ATLAS CAPITAL FUNDING CORPORATION                                5.30         02/26/2007           3,494,271
      1,948,373  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                5.30         04/25/2007           1,948,451
      1,948,373  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++               5.33         10/25/2007           1,948,315
      1,948,373  BANCO SANTANDER TOTTA LOAN+/-++                                  5.32         02/15/2008           1,948,568
      1,948,373  BANK OF AMERICA NA SERIES BKNT+/-                                5.36         06/19/2007           1,948,841
        168,261  BRYANT PARK FUNDING                                              5.28         02/15/2007             167,918
        175,354  CAIRN HIGH GRADE FUNDING I LLC                                   5.31         03/14/2007             174,307
        623,479  CAIRN HIGH GRADE FUNDING I LLC                                   5.31         03/15/2007             619,670
      7,062,462  CHARTA                                                           5.31         03/20/2007           7,014,155
         88,456  CHEYNE FINANCE LLC                                               5.31         04/18/2007              87,478
      1,792,503  CHEYNE FINANCE LLC                                               5.32         03/16/2007           1,781,282
      1,948,373  CHEYNE FINANCE LLC SERIES MTN+/-++                               5.33         07/16/2007           1,948,587
     25,195,293  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $25,199,044)                                     5.36         02/01/2007          25,195,293
      6,834,892  CORPORATE ASSET SECURITIZATION AUSTRALIA++                       5.31         02/26/2007           6,809,945
      4,302,865  CULLINAN FINANCE CORPORATION                                     5.28         02/01/2007           4,302,865
      3,896,746  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                    5.28         06/25/2007           3,896,785
      1,714,568  DEER VALLEY FUNDING LLC++                                        5.32         02/27/2007           1,708,070
        357,799  DEER VALLEY FUNDING LLC++                                        5.32         02/28/2007             356,389
      3,896,746  FIVE FINANCE INCORPORATED SERIES MTN+/-++                        5.37         06/13/2007           3,897,681
      4,423,118  GEORGE STREET FINANCE LLC++                                      5.30         02/26/2007           4,406,974
      1,118,366  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                  5.46         03/30/2007           1,118,556
        155,870  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                      5.42         05/15/2007             155,910
        105,836  HUDSON THAMES++                                                  5.31         04/04/2007             104,881
      2,804,020  HUDSON-THAMES LLC                                                5.29         03/21/2007           2,784,420
      1,583,716  HUDSON-THAMES LLC++                                              5.33         02/20/2007           1,579,329
        140,283  HUDSON-THAMES LLC++                                              5.35         02/28/2007             139,730
      2,727,722  IBM CORPORATION SERIES MTN+/-                                    5.36         06/28/2007           2,728,704
      5,065,770  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                    5.39         09/17/2007           5,065,770
      1,948,373  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                       5.32         02/25/2008           1,948,412
     31,173,968  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $31,178,609)                                     5.36         02/01/2007          31,173,968
      7,886,624  JUPITER SECURITIZATION CORPORATION                               5.28         02/13/2007           7,872,823
        779,349  K2 (USA) LLC+/-++                                                5.33         09/28/2007             779,349
      1,169,024  KAUPTHING BANK SERIES MTN+/-++                                   5.40         03/20/2007           1,168,860
      5,007,319  KLIO FUNDING CORPORATION++                                       5.28         02/16/2007           4,996,353
      3,144,206  LA FAYETTE ASSET SECURITIZATION CORPORATION                      5.30         02/02/2007           3,143,735
      1,948,373  LIQUID FUNDING LIMITED++                                         5.31         03/05/2007           1,939,294
        467,610  LIQUID FUNDING LIMITED SERIES MTN+/-++                           5.29         02/20/2007             467,614
      1,948,373  LIQUID FUNDING LIMITED SERIES MTN+/-++                           5.30         03/06/2007           1,948,470
        779,349  MBIA GLOBAL FUNDING LLC+/-++                                     5.32         02/20/2007             779,357

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,948,373  MORGAN STANLEY+/-                                                5.30%        07/12/2007     $     1,948,373
      1,948,373  MORGAN STANLEY+/-                                                5.38         08/07/2007           1,948,373
      1,948,373  MORGAN STANLEY+/-                                                5.48         07/27/2007           1,949,776
        360,449  MORGAN STANLEY SERIES EXL+/-                                     5.38         02/15/2008             360,615
        311,740  NATIONAL CITY BANK+/-                                            5.40         09/04/2007             311,799
      1,396,204  NATIONWIDE BUILDING SOCIETY+/-++                                 5.48         07/20/2007           1,397,265
      1,578,260  NORTH SEA FUNDING                                                5.30         02/28/2007           1,572,042
      3,896,746  NORTHERN ROCK PLC+/-++ss.                                        5.32         03/05/2008           3,897,292
      1,146,509  PARAGON MORTGAGES PLC SERIES 12A+/-++                            5.30         05/15/2007           1,146,509
      3,167,977  PICAROS FUNDING PLC                                              5.29         02/27/2007           3,155,970
      1,558,698  PREMIUM ASSET TRUST+/-++                                         5.48         12/21/2007           1,560,881
      1,948,373  PREMIUM ASSET TRUST SERIES 06-B+/-++                             5.37         12/16/2007           1,948,373
        315,247  RACERS TRUST SERIES 2004-6-MM+/-++                               5.34         07/20/2007             315,281
      2,338,048  REGENCY MARKETS #1                                               5.28         02/01/2007           2,338,048
      2,743,933  REGENCY MARKETS #1                                               5.29         02/28/2007           2,733,122
      3,896,746  SAINT GERMAIN FUNDING                                            5.30         03/01/2007           3,880,847
      1,870,438  SAINT GERMAIN FUNDING++                                          5.30         03/02/2007           1,862,526
      8,876,787  SHEFFIELD RECEIVABLES CORPORATION++                              5.28         02/12/2007           8,862,584
      1,558,698  SLM CORPORATION+/-++                                             5.32         02/12/2008           1,559,072
        155,870  STANFIELD VICTORIA FUNDING++                                     5.32         04/16/2007             154,191
      2,415,983  TASMAN FUNDING INCORPORATED++                                    5.28         02/05/2007           2,414,581
      2,559,227  TIERRA ALTA FUNDING I LIMITED                                    5.31         03/14/2007           2,543,948
        450,542  TRAVELERS INSURANCE COMPANY+/-                                   5.39         02/09/2007             450,533
      1,948,373  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++               5.33         06/15/2007           1,948,587
      1,948,373  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++               5.33         03/09/2007           1,948,724
        202,631  VERSAILLES CDS LLC                                               5.28         02/15/2007             202,217
        472,286  VERSAILLES CDS LLC                                               5.31         03/22/2007             468,918
      1,340,481  ZELA FINANCE INCORPORATED++                                      5.33         03/12/2007           1,332,864

                                                                                                                  203,217,659
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $212,039,383)                                                       212,039,383
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 6.16%
    121,941,404  WELLS FARGO MONEY MARKET TRUST~@                                                                 121,941,404
                                                                                                              ---------------
PRINCIPAL
US TREASURY BILLS - 0.05%
$       500,000  US TREASURY BILL^#                                               4.96         02/15/2007             499,075
        350,000  US TREASURY BILL^#                                               4.96         02/15/2007             349,353
        200,000  US TREASURY BILL^#                                               5.00         05/03/2007             197,482

                                                                                                                    1,045,910
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $122,987,241)                                                                  122,987,314
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,778,312,632)*                                   110.66%                                              $ 2,208,416,912

OTHER ASSETS AND LIABILITIES, NET                        (10.66)                                                 (212,661,150)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $ 1,995,755,762
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

%% ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $121,941,404.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                   STRIKE PRICE    EXPIRATION DATE        VALUE
WRITTEN OPTIONS - (0.17%)
           (900) ACCENTURE LIMITED CLASS A CALL+                              $  35.00         05/19/2007     $      (333,000)
           (200) ACE LIMITED CALL+                                               60.00         05/19/2007             (32,000)
         (1,100) PALL CORPORATION CALL+                                          35.00         03/17/2007             (99,000)
           (900) PRAXAIR INCORPORATED CALL+                                      60.00         04/21/2007            (333,000)
         (1,000) RED HAT INCORPORATED CALL+                                      30.00         03/17/2007              (5,000)
         (2,400) SANMINA-SCI CORPORATION CALL+                                    5.00         04/21/2007             (12,000)
        (18,231) UNISYS CORPORATION CALL+                                         7.50         04/21/2007          (2,370,030)
           (650) WATERS CORPORATION CALL+                                        55.00         05/19/2007            (260,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(1,645,516))                                                        $    (3,444,030)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 80.78%

AGRICULTURAL PRODUCTION CROPS - 2.40%
        299,900  DELTA & PINE LAND COMPANY                                                                    $    12,205,930
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 1.52%
        905,000  LAKES ENTERTAINMENT INCORPORATED+                                                                  7,746,800
                                                                                                              ---------------

BIOPHARMACEUTICALS - 1.54%
        381,000  PDL BIOPHARMA INCORPORATED+                                                                        7,814,310
                                                                                                              ---------------

BUSINESS SERVICES - 2.08%
        140,000  ADVO INCORPORATED+                                                                                 4,589,200
        405,900  CIBER INCORPORATED+                                                                                2,792,592
        425,300  MIDWAY GAMES INCORPORATED+                                                                         2,972,847
         12,800  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                          222,464

                                                                                                                   10,577,103
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.13%
        408,700  ADEZA BIOMEDICAL CORPORATION+                                                                      6,383,894
          3,700  HOSPIRA INCORPORATED+                                                                                136,086
          2,000  LUBRIZOL CORPORATION                                                                                 103,040
            772  MGI PHARMA INCORPORATED+                                                                              14,838
      3,624,600  XOMA LIMITED+<<                                                                                    9,315,222

                                                                                                                   15,953,080
                                                                                                              ---------------

COMMUNICATIONS - 0.75%
          8,000  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                             69,120
        230,000  MASTEC INCORPORATED+                                                                               2,587,500
        375,000  REGENT COMMUNICATIONS INCORPORATED+                                                                1,151,250

                                                                                                                    3,807,870
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.52%
        190,000  COMFORT SYSTEMS USA INCORPORATED                                                                   2,321,800
          9,800  LAYNE CHRISTENSEN COMPANY+                                                                           343,294

                                                                                                                    2,665,094
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.15%
          3,800  CITIZENS FIRST BANCORP INCORPORATED                                                                  102,486
          1,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                              17,095
         22,340  FIRST FINANCIAL BANCORP                                                                              367,046
          3,800  NBT BANCORP INCORPORATED                                                                              94,240
            600  PEOPLES BANCORP INCORPORATED                                                                          17,406
          4,400  UMB FINANCIAL CORPORATION                                                                            160,908

                                                                                                                      759,181
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.73%
        239,200  BUCA INCORPORATED+<<                                                                               1,356,264
         33,600  OSI RESTAURANT PARTNERS INCORPORATED                                                               1,326,864
        107,000  RUBIO'S RESTAURANTS INCORPORATED+                                                                  1,052,880

                                                                                                                    3,736,008
                                                                                                              ---------------

EDUCATIONAL SERVICES - 2.99%
      1,165,000  CORINTHIAN COLLEGES INCORPORATED+                                                                 15,214,900
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES - 7.24%
      1,128,300  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                  $    14,103,750
        139,800  CLEAN HARBORS INCORPORATED+                                                                        7,498,872
        527,000  DUQUESNE LIGHT HOLDINGS INCORPORATED                                                              10,545,270
          9,600  IDACORP INCORPORATED                                                                                 354,720
          5,800  OTTER TAIL CORPORATION                                                                               187,514
        135,900  PNM RESOURCES INCORPORATED                                                                         4,142,232

                                                                                                                   36,832,358
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.59%
        130,000  ACTEL CORPORATION+                                                                                 2,321,800
        610,000  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                       3,458,700
      1,255,000  C-COR INCORPORATED+                                                                               17,180,950
        135,000  EXAR CORPORATION+<<                                                                                1,768,500
        990,000  FUELCELL ENERGY INCORPORATED+                                                                      6,543,900
        568,000  MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                                           7,338,560

                                                                                                                   38,612,410
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.50%
      1,169,800  DIVERSA CORPORATION+                                                                              11,943,658
         60,000  TRIMERIS INCORPORATED+                                                                               807,600

                                                                                                                   12,751,258
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.34%
         31,000  VALMONT INDUSTRIES INCORPORATED                                                                    1,719,570
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 10.46%
        125,000  CAL-MAINE FOODS INCORPORATED                                                                       1,422,500
        390,000  COCA-COLA ENTERPRISES INCORPORATED                                                                 8,002,800
      1,610,200  DEL MONTE FOODS COMPANY                                                                           18,452,892
        385,000  HERCULES INCORPORATED+                                                                             7,549,850
        177,300  MONTEREY GOURMET FOODS INCORPORATED+                                                                 758,844
         30,500  TASTY BAKING COMPANY                                                                                 282,125
        410,200  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                              13,011,544
        143,000  TYSON FOODS INCORPORATED CLASS A                                                                   2,538,250
        712,500  VERMONT PURE HOLDINGS LIMITED+                                                                     1,246,875

                                                                                                                   53,265,680
                                                                                                              ---------------

HEALTH SERVICES - 3.44%
      2,177,700  HOOPER HOLMES INCORPORATED                                                                         7,338,849
        720,000  NEKTAR THERAPEUTICS+                                                                               9,144,000
         24,600  TRIAD HOSPITALS INCORPORATED+                                                                      1,045,500

                                                                                                                   17,528,349
                                                                                                              ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.54%
        230,600  MTR GAMING GROUP INCORPORATED+<<                                                                   2,734,916
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.04%
      2,394,000  CONCURRENT COMPUTER CORPORATION+                                                                   3,591,000
        530,000  ENTEGRIS INCORPORATED+                                                                             5,686,900
          1,000  FMC TECHNOLOGIES INCORPORATED+                                                                        61,930
      1,199,000  INFOCUS CORPORATION+                                                                               3,213,320
        460,000  INTERMEC INCORPORATED+                                                                            11,053,800
        525,000  PALL CORPORATION                                                                                  18,249,000
         13,600  PLANAR SYSTEMS INCORPORATED+                                                                         141,576
        129,900  ROBBINS & MYERS INCORPORATED                                                                       5,648,052
         12,000  TENNANT COMPANY                                                                                      371,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        676,000  ULTRATECH INCORPORATED+                                                                      $     8,206,640

                                                                                                                   56,223,258
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.88%
        102,200  CLARK INCORPORATED<<                                                                               1,688,344
        505,100  CRAWFORD & COMPANY CLASS A (NON-VOTING)                                                            2,767,948

                                                                                                                    4,456,292
                                                                                                              ---------------

INSURANCE CARRIERS - 0.01%
          2,000  OHIO CASUALTY CORPORATION                                                                             59,080
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.50%
        155,000  MILLIPORE CORPORATION+                                                                            10,614,400
         78,800  MOLECULAR DEVICES CORPORATION+                                                                     2,772,184
        475,000  ORTHOLOGIC CORPORATION+                                                                              669,750
        405,000  PERKINELMER INCORPORATED+                                                                          9,667,350
        180,100  VITAL SIGNS INCORPORATED                                                                           9,365,200

                                                                                                                   33,088,884
                                                                                                              ---------------

METAL MINING - 2.57%
        936,300  APEX SILVER MINES LIMITED+                                                                        12,986,481
          2,000  GOLD FIELDS LIMITED ADR<<                                                                             33,780
          3,000  GOLDCORP INCORPORATED                                                                                 83,130

                                                                                                                   13,103,391
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.47%
        334,000  LEAPFROG ENTERPRISES INCORPORATED+                                                                 3,580,480
        115,000  LYDALL INCORPORATED+                                                                               1,539,850
        260,000  PROGRESSIVE GAMING INTERNATIONAL CORPORATION+                                                      2,386,800

                                                                                                                    7,507,130
                                                                                                              ---------------

MOTION PICTURES - 0.16%
        208,300  WPT ENTERPRISES INCORPORATED+                                                                        795,706
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 3.71%
        307,000  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                 3,674,790
        505,000  MEADWESTVACO CORPORATION                                                                          15,220,700

                                                                                                                   18,895,490
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 5.37%
        473,900  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                             5,231,856
      1,155,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                          19,507,950
          1,000  SCHOLASTIC CORPORATION+                                                                               35,350
        166,000  VALASSIS COMMUNICATIONS INCORPORATED+                                                              2,551,420

                                                                                                                   27,326,576
                                                                                                              ---------------

RETAIL, TRADE & SERVICES - 0.06%
         17,000  STRIDE RITE CORPORATION<<                                                                            293,420
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.02%
        170,000  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                          5,207,100
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
        102,700  BIOSCRIP INCORPORATED+                                                                       $       327,613
            500  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                          29,554

                                                                                                                      357,167
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $374,698,086)                                                                           411,238,311
                                                                                                              ---------------

PREFERRED STOCKS - 0.63%
        127,300  TELEPHONE & DATA SYSTEMS                                                                           3,187,592

TOTAL PREFERRED STOCKS (COST $3,209,952)                                                                            3,187,592
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 0.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
        123,903  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               123,903
         21,023  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       21,023

                                                                                                                      144,926
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 0.65%
$        39,669  ALPINE SECURITIZATION CORPORATION++                                5.28%       02/01/2007             39,669
         11,523  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37        02/15/2008             11,526
         38,410  AQUIFER FUNDING LIMITED                                            5.29        02/05/2007             38,388
         57,615  ATLAS CAPITAL FUNDING CORPORATION                                  5.30        02/26/2007             57,405
         32,008  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30        04/25/2007             32,010
         32,008  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.33        10/25/2007             32,008
         32,008  BANCO SANTANDER TOTTA LOAN+/-++                                    5.32        02/15/2008             32,012
         32,008  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36        06/19/2007             32,016
          2,764  BRYANT PARK FUNDING                                                5.28        02/15/2007              2,759
          2,881  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/14/2007              2,864
         10,243  CAIRN HIGH GRADE FUNDING I LLC                                     5.31        03/15/2007             10,180
        116,024  CHARTA                                                             5.31        03/20/2007            115,231
          1,453  CHEYNE FINANCE LLC                                                 5.31        04/18/2007              1,437
         29,448  CHEYNE FINANCE LLC                                                 5.32        03/16/2007             29,263
         32,008  CHEYNE FINANCE LLC SERIES MTN+/-++                                 5.33        07/16/2007             32,012
        413,916  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $413,978)                                          5.36        02/01/2007            413,916
        112,286  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                       5.31        02/26/2007            111,876
         70,689  CULLINAN FINANCE CORPORATION                                       5.28        02/01/2007             70,689
         64,017  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                      5.28        06/25/2007             64,018
         28,167  DEER VALLEY FUNDING LLC++                                          5.32        02/27/2007             28,061
          5,878  DEER VALLEY FUNDING LLC++                                          5.32        02/28/2007              5,855
         64,017  FIVE FINANCE INCORPORATED SERIES MTN+/-++                          5.37        06/13/2007             64,032
         72,664  GEORGE STREET FINANCE LLC++                                        5.30        02/26/2007             72,399
         18,373  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46        03/30/2007             18,376
          2,561  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                        5.42        05/15/2007              2,561
         46,065  HUDSON-THAMES LLC                                                  5.29        03/21/2007             45,743
          1,739  HUDSON-THAMES LLC++                                                5.31        04/04/2007              1,723
         26,018  HUDSON-THAMES LLC++                                                5.33        02/20/2007             25,946
          2,305  HUDSON-THAMES LLC++                                                5.35        02/28/2007              2,296
         44,812  IBM CORPORATION SERIES MTN+/-                                      5.36        06/28/2007             44,828
         83,222  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39        09/17/2007             83,222
         32,008  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.32        02/25/2008             32,009
        512,136  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $512,212)                                          5.36        02/01/2007            512,136
        129,564  JUPITER SECURITIZATION CORPORATION                                 5.28        02/13/2007            129,337
         12,803  K2 (USA) LLC+/-++                                                  5.33        09/28/2007             12,803
         19,205  KAUPTHING BANK SERIES MTN+/-++                                     5.40        03/20/2007             19,202
         82,262  KLIO FUNDING CORPORATION++                                         5.28        02/16/2007             82,082
         51,654  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30        02/02/2007             51,646

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        32,008  LIQUID FUNDING LIMITED++                                           5.31%       03/05/2007    $        31,859
          7,682  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.29        02/20/2007              7,682
         32,008  LIQUID FUNDING LIMITED SERIES MTN+/-++                             5.30        03/06/2007             32,010
         12,803  MBIA GLOBAL FUNDING LLC+/-++                                       5.32        02/20/2007             12,804
         32,008  MORGAN STANLEY+/-                                                  5.30        07/12/2007             32,008
         32,008  MORGAN STANLEY+/-                                                  5.38        08/07/2007             32,008
         32,008  MORGAN STANLEY+/-                                                  5.48        07/27/2007             32,032
          5,922  MORGAN STANLEY SERIES EXL+/-                                       5.38        02/15/2008              5,924
          5,121  NATIONAL CITY BANK+/-                                              5.40        09/04/2007              5,122
         22,937  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48        07/20/2007             22,955
         25,928  NORTH SEA FUNDING                                                  5.30        02/28/2007             25,826
         64,017  NORTHERN ROCK PLC+/-++ss.                                          5.32        03/05/2008             64,026
         18,835  PARAGON MORTGAGES PLC SERIES 12A+/-++                              5.30        05/15/2007             18,835
         52,045  PICAROS FUNDING PLC                                                5.29        02/27/2007             51,847
         25,607  PREMIUM ASSET TRUST+/-++                                           5.48        12/21/2007             25,643
         32,008  PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37        12/16/2007             32,008
          5,179  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34        07/20/2007              5,180
         38,410  REGENCY MARKETS #1                                                 5.28        02/01/2007             38,410
         45,078  REGENCY MARKETS #1                                                 5.29        02/28/2007             44,901
         30,728  SAINT GERMAIN FUNDING++                                            5.30        03/02/2007             30,598
         64,017  SAINT GERMAIN FUNDING++                                            5.32        03/01/2007             63,756
        145,831  SHEFFIELD RECEIVABLES CORPORATION++                                5.28        02/12/2007            145,597
         25,607  SLM CORPORATION+/-++                                               5.32        02/12/2008             25,613
          2,561  STANFIELD VICTORIA FUNDING++                                       5.32        04/16/2007              2,533
         39,691  TASMAN FUNDING INCORPORATED++                                      5.28        02/05/2007             39,667
         42,044  TIERRA ALTA FUNDING I LIMITED                                      5.31        03/14/2007             41,793
          7,402  TRAVELERS INSURANCE COMPANY+/-                                     5.39        02/09/2007              7,401
         32,008  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.33        06/15/2007             32,012
         32,008  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33        03/09/2007             32,014
          3,329  VERSAILLES CDS LLC                                                 5.28        02/15/2007              3,322
          7,759  VERSAILLES CDS LLC                                                 5.31        03/22/2007              7,704
         22,022  ZELA FINANCE INCORPORATED++                                        5.33        03/12/2007             21,897

                                                                                                                    3,338,523
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,483,449)                                                           3,483,449
                                                                                                              ---------------
SHARES
SHORT-TERM INVESTMENTS - 19.53%
     99,413,849  WELLS FARGO MONEY MARKET TRUST~@                                                                  99,413,849
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $99,413,849)                                                                    99,413,849
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $480,805,336)*                                     101.62%                                              $   517,323,201

OTHER ASSETS AND LIABILITIES, NET                         (1.62)                                                   (8,270,208)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   509,052,993
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $99,413,849.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 98.06%

BIOPHARMACEUTICALS - 1.43%
        219,620  CV THERAPEUTICS INCORPORATED+                                                                $     2,962,674
                                                                                                              ---------------

BUSINESS SERVICES - 10.16%
      1,236,480  3COM CORPORATION+                                                                                  4,822,272
         99,525  ABM INDUSTRIES INCORPORATED                                                                        2,571,726
         57,450  CITRIX SYSTEMS INCORPORATED+                                                                       1,819,442
        393,725  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                             2,464,719
        438,930  HILL INTERNATIONAL INCORPORATED+                                                                   3,322,700
         74,420  IMS HEALTH INCORPORATED                                                                            2,147,761
         63,265  KFORCE INCORPORATED+                                                                                 902,159
        212,790  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                            1,363,984
         94,575  VIGNETTE CORPORATION+                                                                              1,694,784

                                                                                                                   21,109,547
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 2.33%
         62,385  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                        1,916,467
        194,522  ORASURE TECHNOLOGIES INCORPORATED+                                                                 1,610,642
        461,450  WELLMAN INCORPORATED                                                                               1,315,133

                                                                                                                    4,842,242
                                                                                                              ---------------

COMMUNICATIONS - 3.04%
         93,945  CHINA GRENTECH CORPORATION LIMITED ADR+                                                            1,318,048
        347,520  CINCINNATI BELL INCORPORATED+                                                                      1,688,947
        599,500  COASTAL CONTACTS INCORPORATED+                                                                       550,187
        171,365  LIGHTBRIDGE INCORPORATED+                                                                          2,750,408

                                                                                                                    6,307,590
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.20%
         38,310  CHICAGO BRIDGE & IRON COMPANY NV                                                                   1,138,573
        110,325  COMFORT SYSTEMS USA INCORPORATED                                                                   1,348,172

                                                                                                                    2,486,745
                                                                                                              ---------------

CONSUMER SERVICES - 0.54%
         79,280  EMDEON CORPORATION+                                                                                1,130,533
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 2.11%
         21,780  COMMUNITY BANCORP+                                                                                   728,977
        137,364  FIRST SECURITY GROUP INCORPORATED                                                                  1,596,170
         48,465  MIDWEST BANC HOLDINGS INCORPORATED                                                                 1,038,120
         84,265  PACIFIC PREMIER BANCORP INCORPORATED+                                                              1,012,023

                                                                                                                    4,375,290
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.62%
         33,390  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                             1,190,354
          2,525  DARDEN RESTAURANTS INCORPORATED                                                                       98,829

                                                                                                                    1,289,183
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.07%
        143,320  EL PASO CORPORATION                                                                                2,224,326
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.35%
        323,585  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                           1,087,246
        156,785  GRAFTECH INTERNATIONAL LIMITED+                                                                    1,273,094

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         98,377  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                 $     2,309,892
          9,000  MEMC ELECTRONIC MATERIALS INCORPORATED+#                                                             471,600
        116,575  MICRON TECHNOLOGY INCORPORATED+                                                                    1,509,646
        938,743  MRV COMMUNICATIONS INCORPORATED+                                                                   3,820,684
        100,396  NORTEL NETWORKS CORPORATION ADR+                                                                   2,687,601
         56,430  OSI SYSTEMS INCORPORATED+                                                                          1,353,191
        323,875  POWER-ONE INCORPORATED+                                                                            2,393,436
        243,988  RICHARDSON ELECTRONICS LIMITED                                                                     2,181,253
        126,570  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                             630,319
        211,385  STATS CHIPPAC LIMITED ADR+                                                                         1,767,179

                                                                                                                   21,485,141
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.39%
         41,100  PHARMANET DEVELOPMENT GROUP INCORPORATED+#                                                           815,835
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.52%
         27,695  CRANE COMPANY                                                                                      1,075,397
                                                                                                              ---------------

HEALTH SERVICES - 2.45%
         34,775  GENESIS HEALTHCARE CORPORATION+                                                                    2,128,926
         55,585  MANOR CARE INCORPORATED                                                                            2,959,345

                                                                                                                    5,088,271
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 4.54%
        335,716  AFFORDABLE RESIDENTIAL COMMUNITIES                                                                 3,679,447
        169,698  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                            2,338,438
         96,070  DISCOVERY HOLDING COMPANY CLASS A+                                                                 1,591,880
        115,085  UMH PROPERTIES INCORPORATED                                                                        1,822,946

                                                                                                                    9,432,711
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.99%
         18,830  BOYD GAMING CORPORATION                                                                              895,743
        125,295  EMPIRE RESORTS INCORPORATED+                                                                       1,162,738

                                                                                                                    2,058,481
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.98%
        223,875  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                       1,920,848
        164,676  CRAY INCORPORATED+                                                                                 1,910,245
        184,425  INTERMEC INCORPORATED+                                                                             4,431,733

                                                                                                                    8,262,826
                                                                                                              ---------------

INSURANCE CARRIERS - 3.57%
            300  EMPLOYERS HOLDINGS INCORPORATED+                                                                       5,991
        100,845  KMG AMERICA CORPORATION+                                                                             932,816
         21,265  MERCURY GENERAL CORPORATION                                                                        1,109,182
        187,180  NORTH POINTE HOLDINGS CORPORATION+                                                                 2,008,441
         31,650  NYMAGIC INCORPORATED                                                                               1,289,105
        421,535  QUANTA CAPITAL HOLDINGS LIMITED+                                                                     893,654
         65,750  SEABRIGHT INSURANCE HOLDINGS+                                                                      1,184,158

                                                                                                                    7,423,347
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.47%
         69,786  THE GEO GROUP INCORPORATED+                                                                        3,058,023
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
LEATHER & LEATHER PRODUCTS - 0.78%
        136,742  BAKERS FOOTWEAR GROUP INCORPORATED+                                                          $     1,612,188
                                                                                                              ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.20%
         51,250  CHAMPION ENTERPRISES INCORPORATED+                                                                   420,763
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.74%
        513,963  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                           2,646,909
        200,155  CREDENCE SYSTEMS CORPORATION+                                                                        974,755

                                                                                                                    3,621,664
                                                                                                              ---------------

METAL MINING - 8.45%
         15,495  ANGLOGOLD ASHANTI LIMITED ADR                                                                        728,265
        198,215  APEX SILVER MINES LIMITED+                                                                         2,749,242
         95,750  GOLDCORP INCORPORATED                                                                              2,653,233
         81,820  NEWMONT MINING CORPORATION                                                                         3,690,082
        172,050  NOVAGOLD RESOURCES INCORPORATED+                                                                   2,833,664
        208,315  RANDGOLD RESOURCES LIMITED ADR+                                                                    4,897,486

                                                                                                                   17,551,972
                                                                                                              ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.57%
        485,615  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                  1,184,901
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.20%
        103,215  ACCO BRANDS CORPORATION+                                                                           2,490,578
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.24%
         43,155  COVENANT TRANSPORT INCORPORATED CLASS A+                                                             504,482
                                                                                                              ---------------

OIL & GAS EXTRACTION - 16.85%
         53,865  CANADIAN NATURAL RESOURCES LIMITED                                                                 2,694,327
        617,275  GLOBAL INDUSTRIES LIMITED+                                                                         8,314,694
         59,530  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                         1,915,080
        117,010  HELMERICH & PAYNE INCORPORATED                                                                     3,139,378
        173,925  KEY ENERGY SERVICES INCORPORATED+                                                                  2,861,066
        148,905  MCMORAN EXPLORATION COMPANY+                                                                       1,837,488
        500,485  NEWPARK RESOURCES INCORPORATED+                                                                    3,163,065
         52,120  PETROQUEST ENERGY INCORPORATED+                                                                      679,124
         47,820  PRIDE INTERNATIONAL INCORPORATED+                                                                  1,377,694
         57,082  RANGE RESOURCES CORPORATION                                                                        1,751,847
        414,965  SEITEL INCORPORATED+                                                                               1,512,547
        288,525  TRILOGY ENERGY TRUST                                                                               2,647,918
        149,320  WILLBROS GROUP INCORPORATED+                                                                       3,092,417

                                                                                                                   34,986,645
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.40%
         58,040  WAUSAU PAPER CORPORATION                                                                             826,490
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.08%
         13,295  E.W. SCRIPPS COMPANY CLASS A                                                                         649,195
        193,455  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                        2,605,839
         40,452  MCCLATCHY COMPANY CLASS A                                                                          1,564,683
         23,710  R.H. DONNELLEY CORPORATION+                                                                        1,578,612

                                                                                                                    6,398,329
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.61%
        217,300  CONSTAR INTERNATIONAL INCORPORATED+                                                                1,640,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
        355,800  INTERTAPE POLYMER GROUP INCORPORATED+                                                        $     1,704,282

                                                                                                                    3,344,897
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.31%
        214,385  MARKETAXCESS HOLDINGS INCORPORATED+                                                                2,716,258
                                                                                                              ---------------

SOCIAL SERVICES - 0.69%
         80,430  ABB LIMITED ADR                                                                                    1,432,458
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.83%
        217,845  GENTEX CORPORATION                                                                                 3,810,109
                                                                                                              ---------------

TRANSPORTATION BY AIR - 1.82%
         82,535  AIRTRAN HOLDINGS INCORPORATED+                                                                       913,662
         38,245  ALASKA AIR GROUP INCORPORATED+                                                                     1,638,798
         89,385  JETBLUE AIRWAYS CORPORATION+                                                                       1,222,787

                                                                                                                    3,775,247
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.44%
         56,185  RAILAMERICA INCORPORATED+                                                                            910,759
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.63%
        177,750  SOURCE INTERLINK COMPANIES INCORPORATED+                                                           1,306,463
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 5.46%
         64,250  DELIAS INCORPORATED+                                                                                 662,418
      1,698,510  ENCORIUM GROUP INCORPORATED+                                                                       9,902,313
         63,110  US HOME SYSTEMS INCORPORATED+                                                                        772,462

                                                                                                                   11,337,193
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $177,253,786)                                                                           203,659,558
                                                                                                              ---------------

WARRANTS - 1.05%
        548,805  HILL INTERNATIONAL INCORPORATED+                                                                   1,509,214
      1,299,985  OAKMONT ACQUISITION CORPORATION+                                                                     662,992

TOTAL WARRANTS (COST $1,312,690)                                                                                    2,172,206
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 0.96%
      1,993,189  WELLS FARGO MONEY MARKET TRUST~@                                                                   1,993,189
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,993,189)                                                                      1,993,189
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,559,665)*                                     100.07%                                              $   207,824,953

OTHER ASSETS AND LIABILITIES, NET                         (0.07)                                                     (136,297)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   207,688,656
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,993,189.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                                 JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                 STRIKE PRICE     EXPIRATION DATE         VALUE
WRITTEN OPTIONS - (0.14%)
            (80) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+               $  30.00          04/21/2007      $      (176,800)
            (10) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+                  35.00          04/21/2007              (17,800)
           (311) PHARMANET DEVELOPMANT GROUP INCORPORATED CALL+                20.00          03/17/2007              (52,870)
           (100) PHARMANET DEVELOPMENT GROUP INCORPORATED CALL+                17.50          06/16/2007              (38,000)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED (192,081))                                                            $      (285,470)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ Karla M. Rabusch
    -----------------------
    Karla M. Rabusch
    President
    Wells Fargo Funds Trust

Date:  March 20, 2007

                                  CERTIFICATION



I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



By: /s/ A. Erdem Cimen
    -----------------------
    A. Erdem Cimen
    Treasurer
    Wells Fargo Funds Trust

Date:  March 20, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.





                                                    By: /s/ Karla M. Rabusch
                                                        ------------------------
                                                        Karla M. Rabusch
                                                        President
                                                        Wells Fargo Funds Trust

                                                    Date: March 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                    By: /s/ Karla M. Rabusch
                                                        ------------------------
                                                        Karla M. Rabusch
                                                        President
                                                        Wells Fargo Funds Trust

                                                    Date: March 20, 2007


                                                    By: /s/ A. Erdem Cimen
                                                        ------------------------
                                                        A. Erdem Cimen
                                                        Treasurer
                                                        Wells Fargo Funds Trust

                                                    Date: March 20, 2007